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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000     Houston, Texas 77046

(Address of principal executive offices)         (Zip code)

Philip A. Taylor     11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/15

Item 1. Schedule of Investments.

Invesco High Yield Municipal Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2015

invesco.com/us	VK-HYM-QTR-1	11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–107.48%

Alabama–2.47%

Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB (a)	5.00%	01/01/2042	$12,750	$14,060,190
Cullman (County of) Health Care Authority (Regional Medical Center); Series 2009 A, RB	7.00%	02/01/2036	4,400	4,791,688
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village);
Series 2007, Retirement Facility RB	5.50%	01/01/2043	13,170	13,206,349
Series 2008 A, Retirement Facility RB	6.88%	01/01/2043	4,470	4,694,618
Series 2011 A, Retirement Facility RB	7.50%	01/01/2047	2,600	2,889,458
Series 2012 A, Retirement Facility RB	5.63%	01/01/2042	6,940	7,025,501
Jefferson (County of);
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS-AGM) (b)(c)	6.50%	10/01/2038	7,000	5,012,350
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS-AGM) (b)(c)	6.60%	10/01/2042	11,700	8,318,934
Series 2013 F, Sr. Lien Sewer Revenue Conv. CAB Wts. (c)	7.75%	10/01/2046	96,055	66,982,033
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts. (c)	7.50%	10/01/2039	27,640	19,359,056
Series 2013-F, Sub. Lien Sewer Revenue Conv. CAB Wts. (c)	7.90%	10/01/2050	54,400	37,347,776
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB (d)	6.95%	01/01/2020	3	0
				183,687,953

Alaska–0.02%

Northern Tobacco Securitization Corp.;
Series 2006 B, First Sub. Asset-Backed CAB RB (e)	0.00%	06/01/2046	27,225	859,766
Series 2006 C, Second Sub. Asset-Backed CAB RB (e)	0.00%	06/01/2046	20,860	627,260
				1,487,026

American Samoa–0.13%

American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	9,845	9,899,837

Arizona–2.71%

Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.50%	11/15/2034	3,695	3,726,075
Series 2014, Ref. RB	5.75%	11/15/2040	6,015	6,126,458
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.63%	09/01/2042	2,850	3,000,794
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.75%	07/01/2044	5,250	5,894,437
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/2042	2,770	2,873,875
Phoenix Civic Improvement Corp.;
Series 2008 A, Sr. Lien Airport RB (a)	5.00%	07/01/2022	3,500	3,849,090
Series 2008 A, Sr. Lien Airport RB (a)	5.00%	07/01/2024	5,000	5,489,300
Series 2008 A, Sr. Lien Airport RB (a)	5.00%	07/01/2026	5,000	5,475,850
Series 2009 A, Jr. Lien Water System RB (a)	5.00%	07/01/2027	8,935	10,081,718
Series 2009 A, Jr. Lien Water System RB (a)	5.00%	07/01/2028	6,785	7,644,456
Series 2009 A, Jr. Lien Water System RB (a)	5.00%	07/01/2029	5,500	6,190,525
Pima (County of) Industrial Development Authority (Acclaim Charter School);
Series 2006, Education Facility RB	5.70%	12/01/2026	2,200	2,184,050
Series 2006, Education Facility RB	5.80%	12/01/2036	4,385	4,235,428
Pima (County of) Industrial Development Authority (Choice Education & Development Corp.); Series 2006, Education Facility RB	6.25%	06/01/2026	4,225	4,279,249
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB (g)(h)	7.00%	01/01/2016	16,000	16,414,080
Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Education Facilities RB	7.13%	12/01/2028	2,120	2,231,215
Series 2008 A, Education Facilities RB	7.25%	12/01/2038	3,285	3,438,442
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.25%	05/01/2044	3,000	3,233,490

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Pima (County of) Industrial Development Authority (Edkey Charter Schools);
Series 2013, Ref. Education Facility RB	6.00%	07/01/2043	$250	$241,790
Series 2013, Ref. Education Facility RB	6.00%	07/01/2048	2,975	2,831,843
Pima (County of) Industrial Development Authority (Excalibur Charter School); Series 2003, Education RB	7.75%	08/01/2033	2,905	2,704,526
Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2006, Water & Wastewater RB (f)(i)	5.60%	12/01/2022	2,000	2,033,300
Series 2006, Water & Wastewater RB (f)(i)	5.75%	12/01/2032	7,120	7,225,020
Series 2007, Water & Wastewater RB (i)	6.55%	12/01/2037	975	991,487
Series 2008, Water & Wastewater RB (i)	7.50%	12/01/2038	13,235	13,850,957
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB (g)(h)	8.50%	07/01/2019	1,685	2,063,434
Pima (County of) Industrial Development Authority (Milestones Charter School District);
Series 2003, Education Facility RB	7.50%	11/01/2033	3,030	3,029,515
Series 2005, Education Facility RB	6.75%	11/01/2033	2,865	2,662,817
Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Education Facility RB	6.50%	04/01/2026	2,690	2,704,096
Series 2006, Education Facility RB	6.75%	04/01/2036	3,805	3,822,731
Pima (County of) Industrial Development Authority (Paradise Education Center);
Series 2006, Ref. Education RB	5.88%	06/01/2022	535	539,970
Series 2006, Ref. Education RB	6.00%	06/01/2036	830	834,457
Series 2010, Education RB	6.10%	06/01/2045	1,400	1,448,020
Pima (County of) Industrial Development Authority (Premier & Air Co.); Series 2005, Education Facility RB (d)	7.00%	09/01/2035	5,092	3,309,393
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB	7.00%	09/01/2037	3,358	3,202,894
Pima (County of) Industrial Development Authority (Skyline Technical High School); Series 2004, Education Facility RB	7.50%	02/01/2034	4,300	4,106,629
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/2027	5,310	5,104,291
Salt Verde Financial Corp.; Series 2007, Sr. Gas RB	5.00%	12/01/2037	8,000	8,962,480
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB (f)	7.13%	07/01/2027	1,771	1,774,028
Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/2029	298	298,316
Tempe (City of) Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.25%	12/01/2042	2,700	2,926,962
Series 2012 A, Ref. RB	6.25%	12/01/2046	4,100	4,437,430
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses);
Series 2013, Education RB	5.75%	07/01/2033	3,000	3,218,700
Series 2013, Education RB	6.00%	07/01/2043	3,625	3,910,650
Tucson (City of) (Catalina Village Assisted Living Apartments); Series 2013 A, MFH RB	2.00%	11/01/2045	1,700	1,031,725
Tucson (City of) Industrial Development Authority (Catalina Assisted Living Apartments); Series 2013 B, Ref. MFH RB	6.00%	11/01/2045	4,435	2,990,654
University Medical Center Corp.;
Series 2009, Hospital RB (g)(h)	6.25%	07/01/2019	1,650	1,942,545
Series 2009, Hospital RB (g)(h)	6.50%	07/01/2019	2,100	2,490,726
Series 2011, Hospital RB (g)(h)	6.00%	07/01/2021	2,600	3,231,046
Verrado Community Facilities District No. 1; Series 2006, Unlimited Tax GO Bonds	5.35%	07/15/2031	5,915	5,959,185
				202,250,149

California–13.81%

ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	6,000	6,468,420
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/2040	4,340	4,628,219
Bakersfield (City of); Series 2007 A, Wastewater RB (a)(g)(h)	5.00%	09/15/2017	14,990	16,151,125
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB (a)(g)(h)	5.13%	04/01/2019	22,295	25,305,048
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB (e)	0.00%	06/01/2046	25,000	2,873,000

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Educational Facilities Authority (Stanford University);
Series 2010, RB (a)	5.25%	04/01/2040	$6,255	$8,527,817
Series 2012 U-2, Ref. RB (a)	5.00%	10/01/2032	8,745	11,299,589
Series 2014 U-6, RB (a)	5.00%	05/01/2045	15,000	20,191,200
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/2038	3,000	3,544,980
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/2026	2,000	2,011,920
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB (f)	6.63%	01/01/2032	1,000	1,080,770
Series 2012, RB (f)	6.88%	01/01/2042	1,500	1,632,405
California (State of) Municipal Finance Authority (High Tech High-Chula Vista);
Series 2008 B, Educational Facility RB (f)	6.13%	07/01/2038	2,860	2,969,309
Series 2008 B, Educational Facility RB (f)	6.13%	07/01/2043	2,000	2,073,480
Series 2008 B, Educational Facility RB (f)	6.13%	07/01/2048	3,840	3,971,482
California (State of) Municipal Finance Authority (High Tech High-Media Arts);
Series 2008 A, Educational Facility RB (f)	6.00%	07/01/2038	1,170	1,214,074
Series 2008 A, Educational Facility RB (f)	6.13%	07/01/2048	2,415	2,503,655
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB	8.50%	10/01/2029	1,000	1,125,890
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, Charter School Lease RB	5.75%	07/01/2030	7,250	7,718,785
Series 2012 A, Charter School Lease RB	6.00%	07/01/2042	5,355	5,655,148
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (f)(i)	5.00%	07/01/2037	13,500	14,407,335
Series 2012, Water Furnishing RB (f)(i)	5.00%	11/21/2045	32,210	34,143,888
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.40%	07/01/2048	3,000	3,407,580
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	5,000	5,123,400
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	2,000	2,205,920
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/2038	8,000	8,140,400
Series 2011, RB	7.25%	11/01/2031	1,500	1,747,755
Series 2011, RB	7.50%	11/01/2041	5,500	6,467,450
Series 2014 A, RB	6.13%	11/01/2033	1,560	1,706,593
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation - Irvine, L.L.C. - University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB	6.00%	05/15/2040	5,000	5,424,900
California (State of) Statewide Communities Development Authority (Creative Child Care & Team); Series 2015, School Facilities RB (Acquired 11/03/2015; Cost $6,700,000) (f)	6.75%	06/01/2045	6,700	6,753,265
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,678,730
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/2042	3,500	3,504,585
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2007, RB	5.40%	06/01/2017	1,285	1,316,765
Series 2007, RB	5.63%	06/01/2033	4,940	5,054,015
Series 2010, RB	7.50%	06/01/2042	1,680	1,849,646
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB (f)	7.00%	11/15/2029	1,745	2,033,798
Series 2009, Senior Living RB (f)	7.25%	11/15/2041	3,500	4,064,725
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB	6.00%	10/01/2042	2,895	3,114,412
Series 2012, RB	6.00%	10/01/2047	1,785	1,916,572

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Finance Authority (Pooled Tobacco Securitization);
Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/2043	$15,000	$15,262,800
Series 2006 A, Tobacco Settlement CAB Turbo RB (e)	0.00%	06/01/2046	181,950	19,426,801
California County Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB (e)	0.00%	06/01/2033	17,475	5,772,167
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.);
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2038	9,380	8,848,248
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/2045	3,675	3,394,414
Carlsbad (City of) Community Facilities District 3 (Improvement Area 2);
Series 2008, Special Tax RB	6.10%	09/01/2028	2,615	2,747,999
Series 2008, Special Tax RB	6.20%	09/01/2038	5,960	6,190,414
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2046	227,175	45,796,208
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/2034	2,510	2,689,892
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, Special Tax RB	6.50%	09/01/2023	1,235	1,328,539
Series 2008, Special Tax RB	6.75%	09/01/2028	2,550	2,732,708
Series 2008, Special Tax RB	6.88%	09/01/2038	4,440	4,761,678
Foothill-Eastern Transportation Corridor Agency;
Series 2013 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/2043	10,750	12,733,160
Series 2014 A, Ref. Conv. Toll Road CAB RB (c)	6.85%	01/15/2042	5,000	3,886,200
Series 2014 A, Ref. Toll Road CAB RB (INS-AGM) (b)(e)	0.00%	01/15/2036	65,000	28,410,850
Series 2014 A, Ref. Toll Road CAB RB (INS-AGM) (b)(e)	0.00%	01/15/2037	20,000	8,354,800
Series 2014 A, Ref. Toll Road RB	6.00%	01/15/2049	20,000	23,508,400
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	28,110	27,740,072
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	28,870	26,336,946
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	44,490	37,902,811
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/2047	22,400	20,753,152
Series 2007 A-2, Sr. Tobacco Settlement Asset-Backed RB	5.30%	06/01/2037	47,000	42,738,510
Hawthorne (City of) Community Facilities District No. 2006-1; Series 2006, Special Tax RB	5.00%	09/01/2030	3,000	3,091,560
Hesperia (City of) Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS-SGI) (b)	5.00%	09/01/2037	3,395	3,439,644
Inland Empire Tobacco Securitization Authority;
Series 2007 A, Tobacco Settlement RB	5.00%	06/01/2021	4,020	4,023,216
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB (e)	0.00%	06/01/2036	158,815	33,872,063
Series 2007 D, Asset-Backed Tobacco Settlement CAB RB (e)	0.00%	06/01/2057	32,090	378,341
Los Alamitos Unified School District (Capital); Series 2012, Conv. CAB COP (c)	6.05%	08/01/2042	9,000	6,895,440
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/2022	495	499,435
Los Angeles (City of) Department of Water & Power; Series 2012-B, Waterworks RB (a)	5.00%	07/01/2043	66,530	76,451,619
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	6.50%	03/01/2028	5,515	6,079,901
Murrieta (City of) Community Facilities District No. 2 (The Oaks Improvement Area);
Series 2004 B, Special Tax RB	6.00%	09/01/2027	990	992,732
Series 2004 B, Special Tax RB	6.00%	09/01/2034	1,985	1,988,692
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/2032	4,750	5,953,793
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/2019	3,615	3,619,591
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2005, Special Tax RB	5.50%	09/01/2037	2,000	2,013,800
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/2040	1,780	1,963,251
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2048	7,000	7,970,970
Roseville (City of) (Fountains Community Facilities District No. 1); Series 2008, Special Tax RB	6.13%	09/01/2038	1,000	1,053,110
Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB	6.00%	09/01/2037	11,110	11,364,308

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Bernardino City Unified School District;
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2036	$7,650	$3,239,699
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2037	13,130	5,311,610
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2038	13,515	5,232,197
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2039	13,895	5,170,885
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2040	14,280	5,072,399
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2041	14,080	4,783,821
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	20,980	25,545,248
Series 2011, RB	8.00%	12/01/2031	9,875	12,405,173
San Diego Unified School District (Election of 2008); Series 2012 E, Unlimited Tax Conv. CAB GO Bonds (c)	5.25%	07/01/2042	10,000	5,258,400
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB	6.25%	08/01/2028	1,000	1,129,470
Series 2009 D, Tax Allocation RB	6.50%	08/01/2030	1,000	1,139,940
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, Special Tax CAB RB (e)	0.00%	08/01/2036	5,710	1,881,445
Series 2013 C, Special Tax CAB RB (e)	0.00%	08/01/2038	2,000	575,500
Series 2013 C, Special Tax CAB RB (e)	0.00%	08/01/2043	17,000	3,613,690
San Gorgonio Memorial Health Care District (Election 2006); Series 2009 C, Unlimited Tax GO Bonds (g)(h)	7.20%	08/01/2017	13,000	14,416,740
San Joaquin Hills Transportation Corridor Agency;
Series 2014 A, Ref. Sr. Toll Road RB	5.00%	01/15/2050	11,000	11,807,400
Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/2044	7,000	7,563,080
Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/2049	13,000	14,045,720
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB (i)	6.40%	12/01/2041	14,123	14,129,073
San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101);
Series 2003, Special Tax RB	6.60%	09/01/2027	2,000	2,004,080
Series 2003, Special Tax RB	6.65%	09/01/2032	2,630	2,634,182
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB	7.00%	09/01/2036	3,500	4,117,015
Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS-AGM) (b)(c)	6.75%	02/01/2052	7,500	4,424,550
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB (e)	0.00%	06/01/2036	10,000	2,533,000
Southern California Logistics Airport Authority;
Series 2007, Tax Allocation RB (j)	6.15%	12/01/2043	4,400	2,111,560
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/2045	18,085	543,997
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/2046	18,085	516,869
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/2047	18,085	448,146
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/2048	18,085	417,402
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/2049	18,085	381,232
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/2050	18,085	354,104
Series 2008 A, Tax Allocation RB (d)	6.00%	12/01/2033	1,475	707,853
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB (e)	0.00%	06/01/2046	35,000	857,850
Series 2006, Tobacco Settlement Asset-Backed Second Sub. CAB RB (e)	0.00%	06/01/2046	27,200	578,544
Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB (e)	0.00%	06/01/2046	47,000	930,600
Series 2006 A-1, Sr. RB	4.75%	06/01/2025	5	5,001
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2037	21,715	20,151,520
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	8,205	7,377,198
University of California; Series 2014 AM, RB (a)	5.00%	05/15/2044	34,545	39,175,066
Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/2031	4,015	4,032,987

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Victor Valley Union High School District (Election of 2008);
Series 2013 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2043	$11,855	$2,759,725
Series 2013 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2044	12,475	2,731,526
Series 2013 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2047	14,550	2,647,082
Series 2013 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2048	7,000	1,195,250
Series 2013 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2049	15,715	2,518,800
Series 2013 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2052	37,560	4,978,578
Yuba City (City of) Redevelopment Agency (Housing Set-Aside);
Series 2004 B, Tax Allocation RB	6.00%	09/01/2031	1,060	1,062,162
Series 2004 B, Tax Allocation RB	6.00%	09/01/2039	1,880	1,883,403
Yuba City (City of) Redevelopment Agency (Redevelopment); Series 2004, Tax Allocation RB	6.00%	09/01/2031	1,800	1,803,672
				1,029,180,729

Colorado–3.98%

Banning Lewis Ranch (Metropolitan District No. 3); Series 2015 A, Limited Tax GO Bonds	6.13%	12/01/2045	1,025	1,020,121
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/2032	3,770	3,606,721
Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO Bonds (d)	7.00%	12/01/2023	60	49,066
Central Platte Valley Metropolitan District; Series 2014, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2043	1,250	1,292,125
Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB (f)	6.13%	12/15/2035	2,645	2,656,532
Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, Charter School RB	6.00%	11/01/2036	3,130	3,000,449
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/2028	1,650	1,703,807
Series 2008, Charter School RB	6.50%	07/01/2038	1,000	1,032,000
Series 2013, Charter School RB	7.45%	08/01/2048	2,245	2,620,207
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB	7.00%	08/01/2038	1,500	1,577,790
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy);
Series 2007, Charter School RB (g)(h)	5.88%	10/01/2017	2,500	2,733,175
Series 2007, Charter School RB (g)(h)	6.00%	10/01/2017	1,635	1,791,208
Series 2008 A, Charter School RB (g)(h)	7.25%	10/01/2018	500	586,465
Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB (f)	6.75%	04/01/2040	1,790	1,846,349
Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB (f)	8.25%	11/01/2039	2,820	3,121,712
Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB (Acquired 07/27/2007-03/31/2008; Cost $2,287,635) (f)	5.75%	05/15/2037	2,380	1,894,194
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB (g)(h)	7.40%	12/01/2018	2,000	2,374,320
Colorado (State of) Educational and Cultural Facilities Authority (Skyview Academy);
Series 2014, Ref. & Improvement Charter School RB (f)	5.38%	07/01/2044	1,350	1,416,150
Series 2014, Ref. & Improvement Charter School RB (f)	5.50%	07/01/2049	1,600	1,681,008
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB	7.75%	08/01/2039	4,000	4,377,520
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/2037	9,355	9,495,044
Series 2011, RB	6.38%	01/01/2041	1,615	1,745,847
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (a)	5.00%	01/01/2044	21,000	23,279,130
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB	5.75%	12/01/2035	1,150	1,141,893
Series 2015 A, Ref. RB	6.13%	12/01/2045	1,300	1,314,027
Series 2015 A, Ref. RB	6.25%	12/01/2050	1,000	1,011,100
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group);
Series 2010 A, RB	6.00%	11/15/2030	1,600	1,808,176
Series 2010 A, RB	6.25%	11/15/2040	4,750	5,363,985
Series 2011, RB	5.75%	11/15/2031	1,000	1,111,810
Series 2011, RB	6.00%	11/15/2040	1,195	1,336,345

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/2022	$800	$800,152
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	3,260	3,259,739
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	5,815	5,701,201
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	13,935	15,670,883
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB (d)	7.00%	12/01/2029	18,050	15,871,004
Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO Bonds	5.85%	12/01/2026	1,000	1,052,780
Series 2006, Limited Tax GO Bonds (g)(h)	5.95%	12/01/2016	9,000	9,484,020
Series 2015, Ref.Unlimited Tax GO Bonds	5.75%	12/01/2045	2,000	2,083,620
Cross Creek Metropolitan District No. 2; Series 2006, Ref. Limited Tax GO Bonds (k)	5.00%	12/01/2037	2,630	2,273,582
Denver (City & County of) (United Airlines);
Series 2007 A, Ref. Special Facilities Airport RB (i)	5.25%	10/01/2032	17,110	17,635,619
Series 2007 A, Ref. Special Facilities Airport RB (i)	5.75%	10/01/2032	11,400	11,848,362
Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB (l)	3.38%	12/01/2032	4,500	2,249,775
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/2040	5,258	5,762,505
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/2040	975	1,074,440
Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/2036	2,774	2,775,470
High Plains Metropolitan District;
Series 2005 A, Limited Tax GO Bonds (l)	2.76%	12/01/2025	2,220	1,373,336
Series 2005 A, Limited Tax GO Bonds (l)	2.81%	12/01/2035	4,000	2,414,160
Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO Bonds	5.75%	12/01/2036	1,305	967,540
Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.25%	12/01/2036	1,556	1,341,661
Lincoln Park Metropolitan District;
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds (g)(h)	6.13%	12/01/2017	6,250	6,894,938
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds (g)(h)	6.20%	12/01/2017	5,550	6,130,974
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/2037	6,095	6,185,328
Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	6.75%	02/01/2022	300	300,555
Series 2003 A, Health Care Facilities RB	7.00%	02/01/2025	800	801,480
Series 2003 A, Health Care Facilities RB	7.00%	02/01/2038	6,200	6,208,556
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/2033	5,500	5,519,195
Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds (l)	1.80%	12/01/2034	1,500	398,160
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.50%	11/15/2038	35,125	47,014,813
Reata South Metropolitan District; Series 2007 A, Limited Tax GO Bonds	7.25%	06/01/2037	1,000	981,870
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/2035	1,000	394,650
Tallgrass Metropolitan District; Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.25%	12/01/2037	4,712	4,713,272
University of Colorado; Series 2014 A, Enterprise RB (a)	5.00%	06/01/2046	16,835	19,072,372
Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds (e)	0.00%	12/01/2040	1,000	633,870
				296,878,158

Connecticut–0.27%

Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (d)(f)	5.13%	10/01/2036	4,405	1,741,341
Hamden (Town of) (Whitney Center);
Series 2009 A, RB	7.63%	01/01/2030	2,670	2,817,571
Series 2009 A, RB	7.75%	01/01/2043	9,495	9,919,331
Series 2009 C, RB (g)	7.25%	01/01/2016	2,000	2,002,920
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/2039	3,000	3,566,640
Manchester (Town of) Redevelopment Agency (Bennet Housing Development); Series 1993, MFH Mortgage RB (Acquired 09/20/1999; Cost $333,760) (f)	7.20%	12/01/2018	360	365,155
				20,412,958

Delaware–0.09%

Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/2042	1,350	1,417,095

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Delaware–(continued)

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/2030	$1,610	$1,627,098
Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB (i)	6.25%	06/01/2028	3,805	3,806,750
				6,850,943

District of Columbia–1.52%

District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/2031	2,000	2,249,080
Series 2011, RB	6.63%	03/01/2041	5,150	5,839,122
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	7,000	8,148,140
District of Columbia (Gallaudet University); Series 2011, University RB	5.50%	04/01/2041	3,000	3,323,460
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	12,285	11,841,634
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB (g)(h)	6.38%	10/01/2019	2,000	2,393,500
Series 2009, Hospital RB (g)(h)	6.50%	10/01/2019	5,000	6,007,150
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB (e)	0.00%	06/15/2055	60,320	591,136
District of Columbia Water & Sewer Authority; Series 2013 A, Sub. Lien Public Utility RB (a)	5.00%	10/01/2044	27,000	30,503,520
District of Columbia;
Series 2009 B, Ref. Sec. Income Tax RB (a)	5.00%	12/01/2025	16,165	18,463,340
Series 2014 C, Unlimited Tax GO Bonds (a)	5.00%	06/01/2038	21,000	24,148,530
				113,508,612

Florida–7.25%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.88%	11/15/2036	10,500	10,709,265
Series 2007, IDR	5.88%	11/15/2042	20,365	20,770,874
Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	6.25%	11/15/2044	2,500	2,761,375
Series 2014, RB	6.38%	11/15/2049	5,250	5,780,093
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2032	1,000	1,242,810
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2042	2,500	3,091,800
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2046	2,000	2,469,140
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB	8.00%	11/15/2031	3,000	3,539,940
Series 2011 A, RB	8.13%	11/15/2041	11,200	13,259,232
Series 2011 A, RB	8.13%	11/15/2046	6,000	7,088,700
Anthem Park Community Development District; Series 2004, Capital Improvement Special Assessment RB	5.80%	05/01/2036	5,663	5,665,565
Bloomingdale (Villages of) Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/2036	2,820	2,823,158
Bonnet Creek Resort Community Development District;
Series 2002, Special Assessment RB	7.38%	05/01/2034	2,310	2,311,086
Series 2002, Special Assessment RB	7.50%	05/01/2034	3,805	3,807,169
Broward (County of) (Civic Arena);
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (a)(b)	5.00%	09/01/2024	7,555	7,800,840
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (a)(b)	5.00%	09/01/2025	7,910	8,167,391
Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB (d)	7.88%	05/01/2038	4,900	1,468,530
Cape Coral (City of) Health Facilities Authority (Gulf Care Inc.);
Series 2015, Ref. Senior Housing RB (f)	6.00%	07/01/2045	4,000	4,043,320
Series 2015, Ref. Senior Housing RB (f)	6.00%	07/01/2050	4,750	4,762,065
Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/2040	1,500	1,629,255
Capital Trust Agency (Million Air One LLC); Series 2011, RB (i)	7.75%	01/01/2041	14,300	13,713,271
Caribe Palm Community Development District; Series 2005 A, Special Assessment RB	5.85%	05/01/2035	660	663,551
Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/2020	1,685	1,673,003

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB (f)	8.13%	05/15/2044	$5,560	$6,581,872
Series 2014 A, Continuing Care Community RB (f)	8.25%	05/15/2049	44,570	52,969,216
Series 2014 B-1, TEMPS-85SM Continuing Care Community RB (f)	6.88%	05/15/2021	8,350	8,361,523
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (f)	6.50%	05/15/2020	5,000	5,007,750
Series 2015, Continuing Care Community RB (f)	5.25%	05/15/2022	7,000	7,011,550
Series 2015 A, Continuing Care Community RB (f)	5.50%	05/15/2025	345	349,840
Series 2015 A, Continuing Care Community RB (f)	6.25%	05/15/2035	875	886,865
Series 2015 A, Continuing Care Community RB (f)	6.50%	05/15/2049	3,000	3,040,230
Cory Lakes Community Development District;
Series 2001 A, Special Assessment RB	8.38%	05/01/2017	90	92,294
Series 2001 B, Special Assessment RB	8.38%	05/01/2017	70	71,784
East Homestead Community Development District; Series 2013, Special Assessment RB	5.63%	11/01/2043	2,000	2,114,380
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB (g)(h)	7.25%	10/01/2021	14,000	18,365,060
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2006 A, RB (j)	6.00%	05/15/2036	2,130	1,491,085
Series 2007 A, RB (j)	6.13%	05/15/2037	1,855	1,298,574
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, Educational Facilities RB	6.00%	06/15/2032	4,250	4,339,590
Series 2012 A, Educational Facilities RB	6.13%	06/15/2043	4,250	4,333,428
Series 2015, Educational Facilities RB (f)	6.13%	06/15/2046	10,000	10,027,800
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/2038	2,660	2,824,840
Series 2012, RB	7.00%	10/01/2026	120	133,934
Series 2012, RB	7.25%	10/01/2041	595	664,538
Gramercy Farms Community Development District;
Series 2007 A-1, Special Assessment RB (d)	5.25%	05/01/2039	1,335	13
Series 2007 A-2, Special Assessment RB (d)	5.25%	05/01/2039	1,700	17
Series 2007 B, Special Assessment RB (d)	5.10%	05/01/2014	4,385	44
Series 2011, Ref. Special Assessment Conv. CAB RB (c)	6.75%	05/01/2039	29,070	5,277,368
Hammock Bay Community Development District; Series 2004 A, Special Assessment RB	6.13%	05/01/2035	2,420	2,430,527
Heritage Harbor Community Development District; Series 1997, Recreational RB	7.75%	05/01/2023	325	324,968
Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR (g)(h)	8.00%	08/15/2019	1,000	1,257,650
Jacksonville (City of) Economic Development Commission (Proton Therapy Institute); Series 2007 A, Ref. Health Care Facilities RB (f)	6.25%	09/01/2027	10,500	11,074,140
Kendall Breeze West Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/2034	1,250	1,253,650
Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB	6.38%	01/01/2043	2,250	2,365,943
Lakeside Landings Community Development District;
Series 2007 A, Special Assessment RB (d)	5.50%	05/01/2038	1,000	399,850
Series 2007 B, Special Assessment RB (d)	5.25%	05/01/2013	1,940	775,728
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark);
Series 2012, Ref. RB	5.25%	10/01/2032	4,500	4,750,605
Series 2012, Ref. RB	5.75%	10/01/2042	10,100	10,850,531
Series 2012, Ref. RB	6.50%	10/01/2047	10,000	11,165,000
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/2032	1,880	1,995,319
Series 2012, IDR	5.75%	06/15/2042	3,210	3,416,435
Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, Ref. RB	6.75%	09/01/2028	7,100	7,099,290
Miami-Dade (County of) (Building Better Communities Program); Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	07/01/2030	15,210	16,460,566
Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS-AGC) (a)(b)(i)	5.25%	10/01/2033	16,500	18,024,765
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/2030	500	578,325
Series 2010 A, Ref. Hospital RB	6.13%	08/01/2042	250	286,725

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami-Dade (County of) School Board;
Series 2008 B, COP (a)(g)(h)	5.25%	05/01/2018	$10,000	$11,032,400
Series 2008 B, COP (a)(g)(h)	5.25%	05/01/2018	5,000	5,516,200
Miami-Dade (County of);
Series 2005 A, Sub. Special Obligation CAB RB (INS-NATL) (b)(e)	0.00%	10/01/2040	10,070	2,773,479
Series 2009, Sub. Special Obligation CAB RB (e)	0.00%	10/01/2035	12,000	5,185,800
Series 2009, Sub. Special Obligation CAB RB (e)	0.00%	10/01/2042	42,215	12,452,581
Mount Dora (City of) Health Facilities Authority (Waterman Village);
Series 2002 A, RB	6.75%	08/15/2025	3,000	2,890,230
Series 2004 A, Ref. RB	5.75%	08/15/2018	2,375	2,328,854
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2007, First Mortgage RB	5.50%	07/01/2032	6,750	6,912,203
Series 2007, First Mortgage RB	5.50%	07/01/2038	7,450	7,617,476
Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	1,605	1,605,995
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	3,380	3,385,881
Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	700	701,218
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	185	185,322
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	700	701,218
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	270	270,470
Orlando (City of); Series 2014 A, Contract Tourist Development Tax Payments RB (a)	5.00%	11/01/2039	20,305	22,792,159
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (m)	6.13%	05/01/2035	410	4
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	405	405,235
Series 2010 B, Capital Improvement RB	5.13%	05/01/2017	480	476,328
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	2,750	3,291,530
Palm Coast Park Community Development District; Series 2006, Special Assessment RB	5.70%	05/01/2037	4,365	3,716,230
Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/2037	1,485	1,290,673
Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB	6.13%	09/15/2021	400	432,572
Series 2011 A, RB	7.13%	09/15/2041	3,250	3,558,230
Poinciana West Community Development District; Series 2007, Special Assessment RB	6.00%	05/01/2037	1,490	1,515,375
Port St. Lucie (City of) (Glassman Special Assessment District); Series 2003 C, Special Assessment RB	6.75%	07/01/2023	2,820	2,822,848
Reunion East Community Development District;
Series 2002 A-2, Special Assessment RB (j)	7.38%	05/01/2033	145	1
Series 2005, Special Assessment RB (d)	5.80%	05/01/2036	1,716	17
Series 2015-1, Special Assessment RB	6.60%	05/01/2033	165	164,211
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	2,255	2,251,076
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.50%	10/01/2024	5,350	5,637,884
Seven Oaks Community Development District II;
Series 2003 A, Special Assessment RB	6.40%	05/01/2034	4,250	4,204,440
Series 2004 A, Special Assessment RB	5.88%	05/01/2035	2,235	2,126,178
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2014 A, Ref. Health Care RB (k)	5.38%	01/01/2049	11,363	3,990,056
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/2049	4,205	42
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB	6.00%	08/01/2045	4,000	4,455,360
St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB (g)(h)	6.25%	11/15/2019	150	179,696
Series 2009 A, Ref. RB (g)(h)	6.50%	11/15/2019	1,000	1,207,630
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	1,445	1,011,370
Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/2039	4,520	4,859,452
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (a)(b)	6.00%	10/01/2029	13,440	18,160,128

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Town Center at Palm Coast Community Development District; Series 2005, Capital Improvement Special Assessment RB	6.00%	05/01/2036	$10,335	$9,889,561
Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB (j)	6.80%	05/01/2039	4,895	1,958,490
Turnbull Creek Community Development District; Series 2006, Special Assessment RB	5.25%	05/01/2037	3,245	3,123,734
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/2038	2,740	2,782,086
Waterlefe Community Development District; Series 2001, Golf Course RB (d)	8.13%	10/01/2025	2,645	184,251
West Villages Improvement District; Series 2007, Special Assessment RB (d)	5.50%	05/01/2038	8,800	8,754,680
Winter Garden Village at Fowler Groves Community Development District; Series 2006, Special Assessment RB	5.65%	05/01/2037	2,380	2,393,828
				540,189,727

Georgia–1.33%

Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group);
Series 2013 A, Ref. RB	6.25%	05/15/2033	3,950	4,344,368
Series 2013 A, Ref. RB	6.38%	05/15/2043	8,000	8,758,320
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/2031	12,000	13,769,160
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/2030	4,700	4,716,873
Atlanta (City of); Series 2015, Ref. Water & Wastewater RB (a)	5.00%	11/01/2040	37,555	42,948,274
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 A, Special Facilities RB	8.75%	06/01/2029	4,500	5,509,935
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.);
Series 2010, RAC	6.00%	09/01/2030	2,200	2,416,018
Series 2010, RAC	6.13%	09/01/2040	6,510	7,087,697
Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB (i)	6.13%	01/01/2034	9,615	9,892,777
				99,443,422

Hawaii–0.36%

Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/2029	820	1,020,022
Series 2009 A, Special Purpose Senior Living RB	9.00%	11/15/2044	6,530	8,123,712
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2007 A, Special Purpose RB (INS-FGIC) (b)(i)	4.65%	03/01/2037	4,210	4,319,502
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (a)(g)(h)	5.25%	04/01/2019	12,000	13,656,480
				27,119,716

Idaho–0.42%

Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/2006; Cost $7,640,000) (d)(f)(i)	7.50%	11/01/2024	7,640	76
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014 A, RB	8.00%	10/01/2044	4,000	4,278,720
Series 2014 A, RB	8.13%	10/01/2049	9,000	9,669,780
Series 2014 B-1, TEMPS-75SM RB	6.50%	10/01/2022	2,140	2,151,535
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2037	8,355	8,548,418
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2010 A, Non-profit Facilities RB	6.25%	07/01/2040	1,000	1,070,890
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/2038	750	776,723
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. Non-profit Facilities RB (f)	6.75%	07/01/2028	79	77,307
Series 2014 A, Ref. Non-profit Facilities RB (f)	6.75%	07/01/2036	526	508,323
Series 2014 A, Ref. Non-profit Facilities RB (f)	6.75%	07/01/2048	1,061	1,010,075
Series 2014 B, Ref. Non-profit Facilities CAB RB (e)(f)	0.00%	07/01/2049	9,112	726,966
Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/2039	745	817,041
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB	6.13%	07/01/2038	1,580	1,644,733
				31,280,587

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–10.30%

Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/2018	$2,020	$2,018,909
Antioch (Village of) Special Service Area No. 1 (Deercrest); Series 2003, Special Tax RB	6.63%	03/01/2033	3,515	3,497,390
Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/2027	2,075	2,216,556
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/2023	2,875	3,083,207
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	5,000	5,084,350
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/2027	2,000	2,007,900
Bolingbrook (Village of);
Series 2005, Sales Tax RB	6.00%	01/01/2026	4,500	4,377,195
Series 2005, Sales Tax RB	6.25%	01/01/2024	6,000	6,002,460
Bourbonnais (Village of) (Olivet Nazarene University); Series 2013, Industrial Project RB	5.00%	11/01/2044	2,575	2,695,046
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/2027	2,540	2,598,369
Burbank (City of) (Intercultural Montessori Language School); Series 2015, Educational Facilities RB (f)	6.25%	09/01/2045	4,000	4,025,840
Chicago (City of) (Asphalt Operating Services); Series 2010, Recovery Zone Facility RB	6.13%	12/01/2018	3,970	4,117,168
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	2,550	1,848,215
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.63%	12/01/2022	2,959	2,973,233
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(b)	5.00%	01/01/2033	14,000	14,895,160
Chicago (City of) Metropolitan Water Reclamation District; Series 2015 A, Unlimited Tax GO Green Bonds (a)	5.00%	12/01/2044	21,000	23,639,070
Chicago (City of) Transit Authority; Series 2014, Sales Tax Receipts RB (a)	5.25%	12/01/2049	27,000	29,659,770
Chicago (City of);
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2034	2,645	2,797,907
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2032	2,150	2,288,997
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2033	3,000	3,173,430
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2034	2,160	2,284,870
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2037	2,250	2,363,085
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	3,725	3,906,631
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	2,500	2,640,725
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	1,500	1,573,140
Series 2007 F, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	2,405	2,540,377
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	375	396,109
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	400	419,504
Series 2009 C, Unlimited Tax GO Bonds	5.00%	01/01/2040	10,500	10,511,445
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	1,000	1,068,970
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	9,185	9,852,198
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	9,700	10,404,608
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	3,500	3,543,785
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	01/01/2028	2,530	2,664,343
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	01/01/2033	3,250	3,360,110
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2034	4,440	4,696,676
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2035	2,000	2,112,580
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2039	2,500	2,621,900
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/2040	10,000	9,391,300
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (d)(f)	5.50%	03/01/2017	3,439	687,559
Deerfield (Village of); Series 2011, Ref. RB	6.00%	10/01/2042	3,274	3,205,311
Du Page (County of) Special Service Area No. 31 (Monarch Landing); Series 2006, Special Tax RB	5.40%	03/01/2016	40	40,180
East Dundee (Village of) (Route 25 South Redevelopment); Series 2012, Limited Obligation Tax Increment Allocation RB	5.63%	12/01/2031	1,530	1,530,383
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	1,587	1,358,610
Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/2020	660	707,837
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/2028	8,000	8,544,240

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Christian Homes, Inc.);
Series 2007, Ref. RB (g)(h)	5.75%	05/15/2017	$2,130	$2,287,599
Series 2007, Ref. RB (g)(h)	5.75%	05/15/2017	1,080	1,159,909
Series 2007, Ref. RB	5.75%	05/15/2026	3,445	3,526,578
Series 2007, Ref. RB	5.75%	05/15/2031	1,745	1,781,837
Illinois (State of) Finance Authority (Clare Oaks);
Series 2012 A-1, RB	7.00%	11/15/2027	2,695	2,611,320
Series 2012 A-2, RB	7.00%	11/15/2027	2,605	2,553,369
Series 2012 B, Ref. Sub. RB (k)	4.00%	11/15/2052	9,584	6,124,690
Series 2012 C-1, Ref. Sub. RB (e)	0.00%	11/15/2052	3,902	140,041
Series 2012 C-2, Ref. Sub. Conv. RB (n)	4.00%	11/15/2052	780	212,961
Series 2012 C-3, Ref. Sub. Conv. RB (n)	4.00%	11/15/2052	780	134,048
Illinois (State of) Finance Authority (Clare Water Tower);
Series 2010 A-6, Ref. RB (d)	6.00%	05/15/2028	1,249	12
Series 2010 A-7, Ref. RB (d)	6.13%	05/15/2041	11,264	113
Series 2010 B, Ref. CAB RB (d)(e)	0.00%	05/15/2050	5,966	60
Illinois (State of) Finance Authority (Clinic Altgeld); Series 1996, Community Facilities RB	8.00%	11/15/2016	435	437,854
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/2043	7,000	8,089,970
Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, VRD Ref. RB (LOC-JPMorgan Chase Bank, N.A.) (o)(p)	0.01%	02/01/2040	9,000	9,000,000
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB (d)	6.13%	08/15/2028	1,000	750
Series 2008 A, Ref. RB (d)	6.25%	08/15/2035	3,500	2,625
Series 2008 A, Ref. RB (d)	6.25%	08/15/2040	5,500	4,125
Illinois (State of) Finance Authority (Friendship Village of Schaumburg);
Series 2005 A, RB	5.38%	02/15/2025	1,000	1,000,110
Series 2005 A, RB	5.63%	02/15/2037	9,625	9,624,422
Series 2010, RB	7.13%	02/15/2039	1,710	1,823,835
Series 2010, RB	7.25%	02/15/2045	8,900	9,514,901
Illinois (State of) Finance Authority (Greenfields of Geneva);
Series 2010 A, RB	7.50%	02/15/2020	110	112,952
Series 2010 A, RB	7.90%	02/15/2025	3,285	3,372,841
Series 2010 A, RB	8.00%	02/15/2028	3,030	3,092,994
Series 2010 A, RB	8.00%	02/15/2030	90	95,378
Series 2010 A, RB	8.13%	02/15/2040	14,480	15,334,754
Series 2010 A, RB	8.25%	02/15/2046	28,435	30,178,350
Series 2010 C-2, TEMPS-65SM RB	6.75%	02/15/2016	1,465	1,467,139
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/2028	500	500,410
Series 2006 A, RB	6.00%	08/15/2026	3,850	3,891,541
Series 2006 A, RB	6.00%	08/15/2039	10,460	10,533,534
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.63%	05/15/2042	6,000	6,318,720
Series 2012, Ref. RB	5.75%	05/15/2046	1,500	1,588,035
Illinois (State of) Finance Authority (Montgomery Place);
Series 2006 A, RB	5.40%	05/15/2038	60	60,007
Series 2006 A, RB	5.75%	05/15/2038	3,030	3,056,634
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/2040	7,500	7,016,025
Illinois (State of) Finance Authority (Norwegian American Hospital Inc.);
Series 2008, RB	7.63%	09/15/2028	3,750	4,153,537
Series 2008, RB	7.75%	09/15/2038	8,280	9,618,214
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2010 A, RB	8.00%	05/15/2030	1,700	1,002,983
Series 2010 A, RB	8.13%	05/15/2040	9,770	5,764,202
Series 2010 A, RB	8.25%	05/15/2045	27,155	16,021,178
Series 2010 D-1, TEMPS-75SM RB	7.25%	08/15/2016	8,230	4,855,618
Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/2015	495	292,001
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/2043	12,210	13,362,746

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Plymouth Place);
Series 2013, Ref. RB	6.00%	05/15/2043	$10,600	$11,535,132
Series 2015, Ref. RB	5.25%	05/15/2050	3,250	3,278,860
Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB	7.75%	08/15/2034	12,800	15,432,704
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. Sr. Educational Facilities RB	6.00%	02/01/2034	750	780,848
Series 2014, Ref. Sr. Educational Facilities RB	6.13%	02/01/2045	1,500	1,545,975
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group);
Series 2009 A, RB (g)(h)	7.25%	11/01/2018	24,235	28,567,976
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2008, Ref. RB	5.50%	08/15/2030	5,000	5,295,150
Series 2009, RB (g)(h)	6.88%	08/15/2019	21,875	26,463,937
Illinois (State of) Finance Authority (Smith Village);
Series 2005 A, RB	5.70%	11/15/2020	500	506,140
Series 2005 A, RB	6.13%	11/15/2025	1,100	1,109,339
Series 2005 A, RB	6.25%	11/15/2035	1,500	1,507,050
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/2020	1,905	1,910,525
Illinois (State of) Finance Authority (The Landing at Plymouth Place);
Series 2005 A, RB (g)(h)	6.00%	05/15/2016	5,500	5,635,410
Series 2005 A, RB (g)(h)	6.00%	05/15/2016	19,685	20,169,645
Illinois (State of) Finance Authority (Three Crowns Park Plaza);
Series 2006 A, RB	5.88%	02/15/2026	1,000	1,003,150
Series 2006 A, RB	5.88%	02/15/2038	1,500	1,503,030
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/2031	3,270	3,558,381
Series 2011, Ref. Charter School RB	7.13%	10/01/2041	1,000	1,095,920
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (a)	5.25%	10/01/2052	27,000	30,241,080
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	10,855	10,991,773
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	10,834,071
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (i)	5.05%	08/01/2029	1,320	1,338,163
Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (b)(e)	0.00%	12/15/2029	12,000	6,848,040
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB (a)	5.50%	06/15/2050	18,000	19,026,540
Series 2012 B, CAB RB (e)	0.00%	12/15/2051	2,365	346,804
Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS-ACA) (b)(f)	6.20%	06/15/2018	2,259	2,316,999
Illinois (State of) Toll Highway Authority; Series 2008 B, RB (a)	5.50%	01/01/2033	29,000	31,410,770
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/2030	3,305	3,569,499
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (Acquired 09/14/2006; Cost $1,800,000) (f)(j)	5.75%	12/30/2025	1,800	994,338
Pingree Grove (Village of) (Cambridge Lakes Learning Center);
Series 2007, RB	6.00%	06/01/2036	4,765	4,666,031
Series 2011, RB	8.50%	06/01/2041	3,290	3,647,952
Pingree Grove (Village of) (Cambridge Lakes); Series 2006-1, Special Service Area No. 7 Special Tax RB (g)(h)	6.00%	03/01/2016	8,240	8,521,478
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (j)	5.80%	03/01/2037	5,615	1,916,231
Quad Cities Regional Economic Development Authority (Heritage Woods Moline Supportive Living Facility); Series 2006, MFH RB (i)	6.00%	12/01/2041	1,230	1,238,032
Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/2028	17,050	20,273,132
Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (b)	8.00%	06/01/2017	2,095	2,234,171
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/2026	800	746,744
Series 2006, Senior Care Facilities RB	5.85%	12/01/2036	3,000	2,746,260

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

St. Charles (City of) (Zylstra);
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/2021	$1,380	$1,405,254
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/2025	1,935	1,935,987
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	1,640	1,640,902
United City of Yorkville (City of) (Storm Water/Water Improvement);
Series 2007, Business District RB (l)	3.90%	01/01/2026	3,045	1,826,756
Series 2007, Business District RB (l)	3.90%	01/01/2027	285	170,983
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (d)	6.25%	03/01/2035	5,408	2,942,331
United City of Yorkville (City of) Special Service Area No. 2005-108 (Autumn Creek); Series 2006, Special Tax RB	6.00%	03/01/2036	2,662	2,662,479
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/2028	4,055	4,105,120
Upper Illinois River Valley Development Authority (Living Springs McHenry Supportive Living Facility); Series 2007, MFH RB (i)	6.10%	12/01/2041	3,700	3,739,368
Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/2030	2,000	2,140,200
Series 2010, RB	7.25%	11/15/2040	3,200	3,420,032
Series 2010, RB	7.38%	11/15/2045	1,700	1,815,022
Series 2012, RB	6.00%	05/15/2042	6,360	6,496,040
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/2036	3,670	3,694,149
Western Illinois Economic Development Authority (Carthage Memorial Hospital);
Series 2008 B, Hospital RB	7.00%	06/01/2033	2,295	2,395,819
Series 2008 B, Hospital RB	7.05%	06/01/2037	4,700	4,895,896
Wheeling (Village of) (N. Milwaukee/Lake-Cook TIF); Series 2005, Tax Increment Allocation RB	6.00%	01/01/2025	7,600	7,603,420
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (i)	7.00%	12/01/2042	2,900	3,026,150
				767,870,758

Indiana–2.29%

Carmel (City of) (Barrington Carmel);
Series 2012 A, RB	7.00%	11/15/2027	1,550	1,752,600
Series 2012 A, RB	7.00%	11/15/2032	2,980	3,341,414
Series 2012 A, RB	7.13%	11/15/2042	12,200	13,692,304
Series 2012 A, RB	7.13%	11/15/2047	9,940	11,124,848
Crown Point (City of) (Wittenberg Village);
Series 2009 A, Economic Development RB	8.00%	11/15/2029	3,100	3,514,966
Series 2009 A, Economic Development RB	8.00%	11/15/2039	9,250	10,376,095
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. Hospital RB (a)	5.00%	12/01/2040	15,750	17,713,710
Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/2023	1,040	1,016,527
Series 2009 A, Educational Facilities RB	8.00%	07/01/2029	1,385	1,324,309
Series 2009 A, Educational Facilities RB	9.00%	07/01/2039	3,575	3,605,066
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (i)	5.25%	01/01/2051	37,790	40,470,445
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	7,045	7,338,424
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/2033	5,500	5,808,385
North Manchester (Town of) Economic Development Authority (Peabody Retirement Community);
Series 2013, Ref. RB (n)	6.05%	12/01/2045	1,558	1,191,094
Series 2013, Ref. Sub. RB	1.00%	12/01/2045	1,333	26,098
St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, Economic Development RB (g)(h)	6.00%	05/15/2016	1,150	1,156,877
St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Increment Allocation CAB RB (e)	0.00%	12/30/2015	125	124,773
Series 1997 B, Tax Increment Allocation CAB RB (e)	0.00%	12/30/2016	125	115,554

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Valparaiso (City of) (Pratt Paper, LLC);
Series 2013, Exempt Facilities RB (i)	6.75%	01/01/2034	$10,785	$13,073,685
Series 2013, Exempt Facilities RB (i)	7.00%	01/01/2044	11,000	13,438,920
Vigo (County of) Hospital Authority (Union Hospital, Inc.);
Series 2007, RB (f)	5.70%	09/01/2037	8,000	8,251,440
Series 2007, RB (f)	5.75%	09/01/2042	5,780	5,975,942
Series 2007, RB (f)	5.80%	09/01/2047	5,645	5,835,970
				170,269,446

Iowa–3.25%

Altoona (City of);
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	6.00%	06/01/2028	1,250	1,357,375
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	6.00%	06/01/2039	5,000	5,377,850
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	6.00%	06/01/2043	5,500	5,908,760
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.25%	06/15/2036	1,250	1,352,287
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/2035	5,755	6,230,190
Des Moines (City of) (Luther Park Apartments, Inc.);
Series 2004, Senior Housing RB	6.00%	12/01/2023	500	500,730
Series 2004, Senior Housing RB	6.25%	12/01/2034	2,245	2,247,380
Series 2007 A, Ref. MFH RB (f)	5.30%	12/01/2036	3,405	3,404,864
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/2042	14,000	14,030,800
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	12,925	13,695,330
Series 2013, Midwestern Disaster Area RB	5.25%	12/01/2025	28,915	31,576,337
Series 2013, Midwestern Disaster Area RB	5.50%	12/01/2022	27,195	28,676,855
Iowa (State of) Finance Authority (Madrid Home);
Series 2007, Ref. Health Care Facility RB	5.75%	11/15/2024	1,000	1,013,060
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/2029	1,930	1,944,398
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/2037	2,750	2,760,175
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	31,350	31,214,254
Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	23,435	22,240,518
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	33,390	32,138,877
Series 2005 D, Asset-Backed CAB RB (e)	0.00%	06/01/2046	172,800	16,381,440
Jefferson (County of) Hospital; Series 2007 C, RB	5.95%	08/01/2037	1,435	1,457,501
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/2032	7,415	7,556,182
Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.00%	10/01/2024	290	290,397
Series 2004, Health Care Facilities RB	6.15%	10/01/2036	3,100	3,102,821
Series 2007 A, Ref. Health Care Facilities RB	5.30%	04/01/2037	4,630	4,630,741
Series 2007 C, Health Care Facilities RB	6.00%	04/01/2037	3,275	3,334,965
				242,424,087

Kansas–0.71%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.75%	11/15/2038	1,900	2,178,426
Lenexa (City of) (Lakeview Village, Inc.);
Series 2009, Health Care Facilities RB	7.13%	05/15/2029	500	555,875
Series 2009, Health Care Facilities RB	7.25%	05/15/2039	1,500	1,663,110
Olathe (City of) (Aberdeen Village, Inc.);
Series 2005, Ref. Senior Living Facility RB	6.13%	05/15/2030	1,000	1,016,520
Series 2005 A, Ref. Senior Living Facility RB	5.60%	05/15/2028	1,500	1,500,765
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/2038	2,500	2,518,275
Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/2022	3,315	3,005,279
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/2026	2,835	2,445,074
Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/2028	1,485	1,495,232
Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/2024	535	535,578

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–(continued)

Roeland Park (City of) (TDD No. 1);
Series 2005, Transportation Development District Sales Tax RB	5.75%	12/01/2025	$445	$340,741
Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/2025	800	612,496
Roeland Park (City of) (TDD No. 2); Series 2006 B, Transportation Development District Sales Tax RB	5.88%	12/01/2025	1,000	500,010
Wichita (City of) (Larksfield Place); Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/2043	5,000	5,666,750
Wichita (City of) (Presbyterian Manors, Inc.);
Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	5,000	5,428,350
Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/2048	14,000	15,288,280
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/2044	1,850	1,918,265
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/2049	2,750	2,828,925
Series 2014 IV-B-1, TEMPS-80SM RB	4.25%	11/15/2021	3,000	3,001,110
				52,499,061

Kentucky–0.80%

Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II);
Series 2011, RB	7.00%	05/15/2030	2,500	2,902,975
Series 2011, RB	7.25%	05/15/2041	3,050	3,569,141
Series 2011, RB	7.38%	05/15/2046	1,000	1,175,790
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.);
Series 2000 B, Health System RB (INS-NATL) (b)(e)	0.00%	10/01/2026	13,930	9,475,882
Series 2000-B, Health System RB (INS-NATL) (b)(e)	0.00%	10/01/2027	12,955	8,438,239
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/2045	8,000	9,171,120
Kentucky (State of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. Health Care Facilities RB	5.75%	11/15/2045	3,350	3,378,944
Series 2015, Ref. Health Care Facilities RB	5.75%	11/15/2050	2,650	2,660,892
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, First Tier Toll Conv. CAB RB (c)	6.60%	07/01/2039	10,000	7,348,500
Series 2013 C, First Tier Toll Conv. CAB RB (c)	6.75%	07/01/2043	5,000	3,642,000
Series 2013 C, First Tier Toll Conv. CAB RB (c)	6.88%	07/01/2046	8,000	5,826,560
Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/2039	1,820	1,969,240
				59,559,283

Louisiana–1.92%

Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee) (b)	6.50%	12/01/2018	2,480	2,523,226
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2009 A, RB	6.50%	08/01/2029	4,250	5,000,805
Series 2010 A-1, RB	6.50%	11/01/2035	9,245	10,913,722
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,302,403
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,153,318
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	9,044,211
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/2041	3,000	3,341,670
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (f)	6.38%	12/01/2034	28,250	30,654,075
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.);
Series 2015, Waste Disposal Facilities RB (f)(i)	7.00%	07/01/2024	2,000	2,014,420
Series 2015, Waste Disposal Facilities RB (f)(i)	7.75%	07/01/2039	46,000	46,137,540
Series 2015 A, Waste Disposal Facilities RB (i)	8.00%	07/01/2039	22,550	22,813,384
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/1998; Cost $915,968) (f)	5.75%	10/30/2018	916	930,899

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB (INS-AGC) (b)	6.00%	01/01/2023	$3,000	$3,375,570
				143,205,243

Maine–0.61%

Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/2043	24,300	25,818,507
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	6.75%	07/01/2036	3,175	3,604,673
Series 2011, RB	6.75%	07/01/2041	11,505	13,043,563
Series 2011, RB	7.50%	07/01/2032	2,500	2,993,475
				45,460,218

Maryland–1.36%

Anne Arundel (County of) (National Business Park-North);
Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/2025	1,000	1,058,350
Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/2040	3,250	3,440,840
Anne Arundel (County of) (The Villages at Two Rivers); Series 2014, Special Tax RB	5.25%	07/01/2044	2,145	2,185,605
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/2038	15,605	16,678,156
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/2036	19,581	19,680,080
Frederick (County of) (Jefferson Technology Park);
Series 2013 A, Special Tax RB	7.25%	07/01/2043	3,640	3,994,427
Series 2013 B, Tax Increment & Special Tax RB	7.13%	07/01/2043	5,290	5,958,815
Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/2040	8,735	8,899,917
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/2040	6,000	6,727,320
Howard (County of) (Annapolis Junction Town Center);
Series 2014, Special Obligation Tax Allocation Bonds	5.80%	02/15/2034	720	767,074
Series 2014, Special Obligation Tax Allocation Bonds	6.10%	02/15/2044	1,420	1,521,558
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	1,500	1,703,100
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community);
Series 2007 A, RB	5.25%	01/01/2027	4,475	4,564,813
Series 2007 A, RB	5.30%	01/01/2037	1,750	1,778,542
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB (g)(h)	6.00%	01/01/2018	14,000	15,476,860
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC);
Series 1999, Air Cargo RB (i)	6.50%	07/01/2024	4,890	4,889,804
Series 2003, Ref. Air Cargo RB (i)	7.34%	07/01/2024	995	1,001,577
Salisbury (City of) (Villages at Salisbury Lake); Series 2015, CAB TAN (e)	0.00%	01/01/2037	12,198	1,237,656
				101,564,494

Massachusetts–1.98%

Massachusetts (State of) Development Finance Agency (Covanta Energy); Series 2012, Ref. Resource Recovery RB (f)(i)	5.25%	11/01/2042	21,875	21,953,094
Massachusetts (State of) Development Finance Agency (Criterion Child Enrichment); Series 2003, RB	6.75%	01/01/2034	5,080	5,083,810
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.50%	01/01/2035	500	500,380
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.); Series 1998, First Mortgage RB	6.75%	10/01/2028	3,880	3,880,504
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (a)	5.50%	11/15/2036	23,660	26,834,935
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/2017	427	426,103
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (a)	5.50%	07/01/2032	5,015	6,862,025

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB (d)	5.85%	01/15/2018	$5,565	$13,634
Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB (g)(h)	6.85%	10/15/2019	745	909,474
Series 2009 A, RB (g)(h)	6.90%	10/15/2019	895	1,094,281
Series 2009 A, RB (g)(h)	8.00%	10/15/2019	1,000	1,263,910
Series 2009 A, RB (g)(h)	8.00%	10/15/2019	4,850	6,129,964
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/2036	1,000	1,176,930
Series 2011 I, RB	6.88%	01/01/2041	4,610	5,440,722
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/2030	2,380	2,381,499
Massachusetts (State of) Port Authority (Delta Air Lines Inc.);
Series 2001 B, Special Facilities RB (INS-AMBAC) (b)(i)(k)	0.21%	01/01/2031	10,000	8,625,000
Series 2001 C, Special Facilities RB (INS-AMBAC) (b)(i)(k)	0.21%	01/01/2031	15,000	12,937,500
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (a)(b)	5.50%	08/01/2030	32,040	41,665,777
				147,179,542

Michigan–1.22%

Charyl Stockwell Academy;
Series 2015, Public School Academy Ref. RB	5.50%	10/01/2035	2,740	2,637,387
Series 2015, Public School Academy Ref. RB	5.75%	10/01/2045	3,500	3,346,140
Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. Limited Obligation RB	7.00%	11/15/2028	5,500	5,582,995
Series 2008, Ref. Limited Obligation RB	7.13%	11/15/2043	7,700	7,807,723
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.00%	07/01/2032	12,725	13,714,496
Detroit Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/2025	1,105	860,497
Series 2005, Public School Academy RB	5.75%	11/01/2030	1,000	720,990
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,590	1,088,339
Kentwood Economic Development Corp. (Holland Home);
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/2032	3,500	3,734,115
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/2041	4,160	4,390,464
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-2, Ref. Local Government Loan Program RB (i)	5.00%	07/01/2044	5,125	5,367,617
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2031	7,000	7,712,670
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2032	4,000	4,391,760
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2034	8,700	9,485,088
Michigan (State of) Finance Authority (Public School Academy - Cesar Chavez Academy); Series 2012, Ref. Limited Obligation RB	5.75%	02/01/2033	4,750	4,642,745
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (i)	7.50%	01/01/2021	2,275	2,245,630
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	4,000	4,184,560
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/2033	3,100	3,222,171
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/2043	4,000	3,225,160
Wenonah Park Properties, Inc. (Bay City Hotel);
Series 2002, RB (l)	3.75%	04/01/2033	11,620	2,145,517
Series 2002, RB (l)	3.94%	04/01/2022	3,485	643,470
				91,149,534

Minnesota–2.21%

Albertville (City of) (Group for Affordable Housing); Series 2007, Ref. MFH RB	5.55%	09/01/2042	3,225	3,262,217
Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/2046	4,070	4,356,080
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A, RB	6.63%	05/01/2030	500	536,955
Series 2010 A, RB	6.88%	05/01/2040	1,000	1,073,060
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/2040	2,500	2,633,725

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Baytown (Township of) (St. Croix Preparatory Academy);
Series 2008 A, Lease RB	6.75%	08/01/2028	$1,000	$1,033,330
Series 2008 A, Lease RB	7.00%	08/01/2038	700	724,206
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC);
Series 2010, Recovery Zone Facility RB	6.25%	12/01/2016	550	558,443
Series 2010, Recovery Zone Facility RB	6.75%	12/01/2018	1,755	1,839,398
Series 2010, Recovery Zone Facility RB	8.00%	12/01/2025	1,625	1,800,955
Series 2010, Recovery Zone Facility RB	9.00%	12/01/2035	11,500	13,190,385
Brooklyn Park (City of) (Prairie Seeds Academy);
Series 2009 A, Lease RB (g)(h)	8.38%	03/01/2017	100	111,428
Series 2009 A, Lease RB (g)(h)	9.00%	03/01/2017	2,620	2,939,771
Series 2009 A, Lease RB (g)(h)	9.25%	03/01/2017	8,000	9,000,720
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/2036	2,000	1,939,460
Cold Spring (City of) (Assumption Home, Inc.);
Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/2025	10	10,015
Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/2035	10	10,011
Series 2008, Health Care Facilities RB	7.50%	03/01/2038	1,000	1,033,640
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/2045	18,000	18,404,820
Maplewood (City of) (Ecumen Headquarters & The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/2040	1,045	1,097,417
Minneapolis (City of) (Providence);
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/2027	3,785	3,789,088
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.75%	10/01/2037	4,345	4,348,519
Minneapolis (City of) (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,668,480
Oak Park Heights (City of) (Oakgreen Commons);
Series 2010, Housing RB	6.75%	08/01/2031	1,500	1,641,585
Series 2010, Housing RB	7.00%	08/01/2045	3,000	3,279,450
Orono (City of) (Orono Woods Apartments); Series 2006 A, Ref. Senior Housing RB	5.40%	11/01/2041	4,700	3,878,440
Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB	6.35%	03/01/2035	2,000	2,165,720
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/2048	6,000	6,747,240
Rochester (City of) (Samaritan Bethany, Inc.);
Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/2041	2,000	2,220,460
Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/2036	1,555	1,730,031
Sartell (City of) (Country Manor Campus LLC);
Series 2010 A, Health Care Facilities RB	6.25%	09/01/2036	925	944,999
Series 2013, Health Care & Housing Facilities RB	5.38%	09/01/2043	5,000	5,237,450
Sauk Rapids (City of) (Good Shepherd Lutheran Home); Series 2009, Health Care & Housing Facilities RB (g)(h)	7.50%	01/01/2016	7,000	7,043,330
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens);
Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/2020	705	745,911
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/2029	915	966,194
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, Charter School Lease RB	6.00%	10/01/2035	2,695	2,714,727
Series 2015, Charter School Lease RB	6.25%	10/01/2045	4,275	4,305,908
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/2026	700	706,636
Series 2006 A, Lease RB	6.00%	09/01/2036	3,390	3,421,798
Series 2012 A, Charter School Lease RB	5.50%	09/01/2043	5,000	5,206,150
St. Paul (City of) Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. MFH RB	5.38%	05/01/2043	5,000	5,002,400
St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/2031	4,390	4,397,463
St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy);
Series 2011 A, Charter School Lease RB	6.38%	09/01/2031	1,000	1,132,140
Series 2011 A, Charter School Lease RB	6.63%	09/01/2042	1,500	1,694,070

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Roeland Park (City of) (TDD No. 1);
Series 2005, Transportation Development District Sales Tax RB	5.75%	12/01/2025	$445	$340,741
Series 2004 A, Lease RB	6.38%	12/01/2024	1,900	1,520,019
Series 2004 A, Lease RB	6.60%	12/01/2034	5,275	4,175,848
Wayzata (City of) (Folkestone Senior Living Community);
Series 2012 A, Senior Housing RB	5.75%	11/01/2039	3,000	3,228,030
Series 2012 A, Senior Housing RB	6.00%	05/01/2047	7,500	8,117,400
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/2046	1,530	1,622,550
Winsted (City of) (St. Mary’s Care Center); Series 2010 A, Health Care RB	6.25%	09/01/2030	500	412,895
				164,620,967

Mississippi–0.11%

Mississippi Home Corp. (Grove Apartments); Series 2007-1, RB (i)(l)	3.13%	04/01/2037	5,600	3,359,496
Mississippi Home Corp. (Kirkwood Apartments); Series 2007, RB (i)(l)	3.40%	11/01/2037	6,840	4,745,387
				8,104,883

Missouri–2.04%

370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/2022	1,750	1,730,417
Series 2002, RB	7.20%	05/01/2033	5,250	4,985,137
Arnold (City of) (Arnold Triangle Redevelopment Project);
Series 2009 A, Real Property Tax Increment Allocation RB	7.75%	05/01/2028	595	627,380
Series 2009 B, Sales Tax Increment Allocation RB	6.50%	05/01/2020	1,830	1,883,180
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/2038	2,000	2,105,380
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/2022	3,600	2,726,244
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/2021	755	755,385
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB (d)(i)	6.00%	07/01/2037	28,600	1,997,996
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.00%	04/01/2017	500	366,260
Series 2007 A, Special Assessment RB	5.50%	04/01/2022	3,170	2,322,088
Series 2007 A, Special Assessment RB	5.50%	04/01/2027	6,055	4,435,409
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB	6.38%	05/01/2035	3,400	3,538,516
Cass (County of);
Series 2007, Hospital RB	5.00%	05/01/2016	1,000	1,012,480
Series 2007, Hospital RB	5.63%	05/01/2038	2,890	2,916,646
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/2021	1,000	786,210
Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB (l)	3.75%	05/01/2036	3,190	1,148,623
Ellisville (City of) Industrial Development Authority (Gambrill Gardens Phase I); Series 2003 A, IDR	6.75%	04/01/2033	2,390	2,393,657
Ellisville (City of) Industrial Development Authority (Gambrill Gardens); Series 1999, Ref. & Improvement RB	6.20%	06/01/2029	2,755	2,758,334
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB (l)	2.00%	12/01/2028	1,250	300,013
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital);
Series 2009, Health Facilities RB	6.45%	09/01/2029	1,000	1,074,950
Series 2009, Health Facilities RB	6.75%	09/01/2034	1,250	1,347,575
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/2026	1,260	1,290,366
Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Increment Allocation RB	6.50%	06/01/2025	2,355	2,368,847
Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, MFH RB (i)	5.25%	10/15/2038	2,200	1,965,854
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB (i)	6.45%	05/01/2040	2,058	2,059,173

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments);
Series 2000 B, MFH RB (i)	7.55%	06/15/2022	$765	$766,140
Series 2000 B, MFH RB (i)	7.55%	06/15/2035	3,430	3,434,562
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB	8.00%	05/15/2029	7,000	8,012,970
Series 2010 A, Retirement Community RB	8.25%	05/15/2039	3,500	3,973,375
Series 2010 A, Retirement Community RB	8.25%	05/15/2045	22,000	24,877,600
Liberty (City of) (Liberty Commons); Series 2015 A, Tax Allocation RB (f)	6.00%	06/01/2046	6,170	6,206,156
Manchester (City of) (Highway 141/Manchester Road);
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/2025	565	594,832
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/2039	1,500	1,584,390
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/2026	1,350	1,351,202
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB (a)	5.00%	11/15/2041	6,210	7,005,749
Series 2011 B, RB (a)	5.00%	11/15/2037	10,500	11,907,315
Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB	6.85%	04/01/2029	3,000	3,079,470
Polk (County of) Industrial Development Authority (Citizens Memorial Health Care Foundation); Series 2008, Health Facilities RB	6.50%	01/01/2033	2,000	2,002,800
St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/2032	6,750	6,760,260
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/2027	750	750,278
Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/2027	1,000	1,001,050
St. Louis (County of) Industrial Development Authority (Friendship Village Chesterfield); Series 2012, Senior Living Facilities RB	5.00%	09/01/2042	3,000	3,074,880
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/2025	3,490	3,661,289
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB (g)(h)	6.38%	12/01/2017	3,770	4,191,411
Series 2007 A, Senior Living Facilities RB (g)(h)	6.38%	12/01/2017	8,030	8,927,593
				152,059,442

Nebraska–0.48%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2042	21,715	23,454,371
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center);
Series 2010 B, Health Care Facilities RB	6.50%	06/01/2030	5,000	5,437,450
Series 2010 B, Health Care Facilities RB	6.75%	06/01/2035	6,000	6,521,820
				35,413,641

Nevada–0.30%

Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/2027	4,030	4,035,602
Clark (County of) (Special Improvement District No. 159); Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2035	1,000	1,013,000
Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/2035	2,215	1,699,127
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/2030	10,300	11,688,646
Mesquite (City of) (Special Improvement District No. 07-01 -Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	6.15%	08/01/2037	2,240	2,271,382
Sparks (City of) (Local Improvement District No. 3 - Legends at Sparks Marina);
Series 2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/2020	375	402,581
Series 2008, Special Assessment Limited Obligation Improvement RB	6.75%	09/01/2027	1,395	1,463,620
				22,573,958

New Hampshire–0.17%

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/2039	8,960	9,587,379

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire–(continued)

New Hampshire (State of) Health & Education Facilities Authority (Rivermead);
Series 2011 A, RB	6.63%	07/01/2031	$620	$699,155
Series 2011 A, RB	6.88%	07/01/2041	2,125	2,397,149
				12,683,683

New Jersey–4.72%

Casino Reinvestment Development Authority; Series 2014, Ref. Luxury Tax RB	5.25%	11/01/2044	1,000	1,005,970
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB (i)	5.25%	09/15/2029	20,800	22,721,712
Series 2000 B, Special Facility RB (i)	5.63%	11/15/2030	20,000	22,455,800
Series 2003, Special Facility RB (i)	5.50%	06/01/2033	16,480	18,143,326
Series 2012, RB (i)	5.75%	09/15/2027	34,325	37,928,782
New Jersey (State of) Economic Development Authority (Cranes Mill);
Series 2008, First Mortgage RB	5.88%	07/01/2028	500	520,800
Series 2008, First Mortgage RB	6.00%	07/01/2038	1,500	1,557,060
New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.30%	07/01/2044	3,000	2,680,710
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB (i)	5.38%	01/01/2043	24,860	26,668,068
Series 2013, Private Activity RB (i)	5.63%	01/01/2052	22,695	24,697,380
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/2038	10,000	11,058,300
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 A, Transportation System CAB RB (e)	0.00%	12/15/2038	63,105	17,854,929
Series 2009 A, Transportation System CAB RB (e)	0.00%	12/15/2039	22,955	6,120,032
Series 2010 A, Transportation System CAB RB (e)	0.00%	12/15/2031	8,700	3,803,466
Series 2010 A, Transportation System CAB RB (e)	0.00%	12/15/2036	45,555	14,619,966
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	39,790	39,349,923
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	54,925	44,411,256
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	27,125	24,569,011
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	38,815	31,527,872
				351,694,363

New Mexico–0.66%

Bernalillo (County of) (Solar Villas Apartments); Series 1997 F, Sr. MFH RB	7.25%	10/15/2022	895	896,844
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	5,000	5,510,150
New Mexico (State of) Eastern Regional Housing Authority (Wildewood Apartments); Series 2000 A, MFH RB	7.50%	12/01/2030	1,875	1,878,675
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. & Improvement RB	5.50%	07/01/2042	10,000	10,569,900
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	5.00%	07/01/2042	4,000	4,052,440
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/2040	8,000	8,556,880
New Mexico (State of) Income Housing Authority (Brentwood Gardens Apartments); Series 2001 A, MFH RB (i)	6.85%	12/01/2031	3,935	3,977,655
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (CEP-GNMA)	7.13%	12/15/2027	2,080	2,081,706
San Juan (County of) (Apple Ridge Apartments); Series 2002 A, MFH RB (i)	7.25%	12/01/2031	2,745	2,748,129
Winrock Town Center Tax Increment Development District 1; Series 2015, Sr. Lien Gross Receipts Tax Increment Tax Allocation Bonds (f)	6.00%	05/01/2040	8,500	8,939,280
				49,211,659

New York–8.31%

Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/2036	2,055	2,127,932
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (e)	0.00%	07/15/2034	14,345	6,115,847
Series 2009, PILOT CAB RB (e)	0.00%	07/15/2044	25,805	6,619,499

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/2033	$1,700	$1,723,018
Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.);
Series 2006 A, RB (g)(h)	6.00%	11/15/2016	10,900	11,482,169
Series 2006 A, RB (g)(h)	6.00%	11/15/2016	3,530	3,718,537
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	10,000	9,554,900
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	2,813	2,816,409
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	22,275	22,039,331
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	4,399	4,352,211
Series 2014 B, Continuing Care Retirement Community RB	5.50%	07/01/2020	8,798	8,797,060
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	13,770	784,892
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	7,500	8,769,525
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB (a)(i)	5.00%	10/15/2027	15,400	17,860,304
One Hundred Sixty-Ninth Series 2011, Consolidated RB (a)(i)	5.00%	10/15/2028	10,760	12,437,699
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (b)	5.25%	11/01/2037	5,850	6,271,493
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (b)	5.00%	01/01/2039	5,180	5,317,218
New York (City of) Municipal Water Finance Authority;
Series 2012 BB, Water & Sewer System Second General Resolution RB (a)	5.00%	06/15/2047	16,470	18,419,225
Series 2014 BB, Water & Sewer System Second General Resolution RB (a)	5.00%	06/15/2046	15,050	16,965,112
New York (City of) Transitional Finance Authority;
Series 2013 I, Sub. Future Tax Sec. RB (a)	5.00%	05/01/2042	25,775	28,916,457
Subseries 2012 F-1, Future Tax Sec. RB (a)	5.00%	05/01/2039	14,000	15,970,080
Subseries 2013, Sub. Future Tax Sec. RB (a)	5.00%	11/01/2042	17,340	19,578,941
New York (Counties of) Tobacco Trust; Subseries 2005 S1, Pass Through CAB RB (e)	0.00%	06/01/2038	190,550	48,016,694
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB (a)	5.00%	03/15/2031	15,000	17,423,550
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB (a)	5.00%	03/15/2045	49,100	56,722,284
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB (a)	5.00%	03/15/2041	26,940	30,666,610
New York (State of) Energy Research & Development Authority (Consolidated Edison Co.); Subseries 2001 B-2, Facilities RB (INS-AMBAC) (b)(i)(k)	0.16%	10/01/2036	10,000	9,100,000
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB (q)	12.29%	04/01/2020	2,500	2,504,500
New York City Housing Development Corp.(Monteflore Medical Center); Series 1993 A, VRD Residential RB (LOC-JPMorgan Chase Bank, N.A.) (o)(p)	0.02%	05/01/2030	6,200	6,200,000
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	49,160	50,422,429
Series 2014, Class 2, Ref. RB (f)	5.38%	11/15/2040	9,640	10,161,524
Series 2014, Class 3, Ref. Liberty RB (f)	7.25%	11/15/2044	45,000	54,187,650
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/2006; Cost $ 2,121,406) (d)(f)	6.13%	02/15/2019	2,500	25
New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB (a)	5.00%	06/15/2034	20,000	22,539,800
New York State Urban Development Corp.; Series 2013 A-1, RB (a)	5.00%	03/15/2043	26,175	29,479,070
Niagara Area Development Corp. (Covanta Energy); Series 2012, Ref. Solid Waste Disposal Facilities RB (f)(i)	5.25%	11/01/2042	15,475	15,590,444
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (f)	5.50%	01/01/2037	2,500	2,503,250
Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB (i)	6.38%	01/01/2039	7,280	7,352,145
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/2042	22,370	20,473,919
Westchester County Healthcare Corp. Series 2014 A, Sr. Lien RB	5.00%	11/01/2044	4,752	5,253,693
				619,235,446

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–0.35%

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital);
Series 2008, RB (a)(g)(h)	5.25%	04/01/2018	$5,015	$5,513,240
Series 2008, RB (a)(g)(h)	5.25%	04/01/2018	7,836	8,614,507
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/2035	3,750	4,149,863
North Carolina (State of) Medical Care Commission (Galloway Ridge);
Series 2010 A, First Mortgage Retirement Facilities RB	5.88%	01/01/2031	865	920,265
Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/2039	1,520	1,625,214
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/2037	3,000	3,089,730
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/2031	2,000	2,293,320
				26,206,139

North Dakota–0.09%

Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.13%	12/01/2021	1,315	1,316,880
Series 2006, Ref. Senior Housing RB	5.30%	12/01/2034	3,255	3,256,921
Traill (County of) (Hillsboro Medical Center);
Series 2007, Health Care RB (g)(h)	5.25%	05/01/2017	500	531,230
Series 2007, Health Care RB (g)(h)	5.50%	05/01/2017	1,520	1,620,290
				6,725,321

Ohio–4.82%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.50%	09/01/2036	17,555	13,745,741
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.13%	06/01/2024	29,155	26,129,294
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2030	41,740	37,323,073
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	24,700	21,418,605
Series 2007 A-3, Sr. Asset-Backed RB	6.25%	06/01/2037	14,025	12,793,605
Series 2007 B, First Sub. Asset-Backed CAB RB (e)	0.00%	06/01/2047	406,000	29,134,560
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/2022	2,000	2,102,180
Series 2007 A, Health Care RB	6.00%	11/01/2027	2,000	2,091,600
Series 2007 A, Health Care RB	6.00%	11/01/2038	2,550	2,649,450
Cleveland (City of) (Continental Airlines, Inc.); Series 1998, Airport Special RB (i)	5.38%	09/15/2027	4,190	4,202,780
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.75%	01/01/2044	14,900	15,936,295
Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	2,355	2,404,055
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/2037	6,000	6,109,380
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/2042	3,645	3,708,897
Cuyahoga (County of) (Franciscan Community Inc.); Series 2004 C, Health Care Facilities RB	6.25%	05/15/2032	3,500	3,508,085
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/2047	7,200	7,124,832
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	28,925	32,651,986
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	7,200	8,039,520
Hamilton (County of) (Life Enriching Communities);
Series 2006 A, Ref. Health Care RB	5.00%	01/01/2037	6,870	6,973,187
Series 2012, Health Care RB	5.00%	01/01/2032	2,250	2,386,845
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	5,850	6,858,013
Montgomery (County of) (St. Leonard);
Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/2030	2,000	2,206,920
Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/2040	6,500	7,194,460
Muskingum (County of) (Genesis Healthcare System);
Series 2013, Hospital Facilities RB	5.00%	02/15/2044	39,560	40,665,306
Series 2013, Hospital Facilities RB	5.00%	02/15/2048	10,480	10,762,960

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Allocation Financing RB	5.25%	12/01/2015	$315	$315,025
Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/2020	1,300	1,346,852
Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/2031	7,340	7,584,495
Ohio (State of) (USG Corp.);
Series 1997, Solid Waste Disposal RB (i)	5.60%	08/01/2032	14,765	14,766,034
Series 1998, Solid Waste Disposal RB (i)	5.65%	03/01/2033	13,000	13,020,150
Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. RB	5.00%	12/01/2043	4,595	4,674,999
Series 2015, Ref. RB	5.50%	12/01/2043	3,875	4,141,484
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/2045	5,000	5,048,900
				359,019,568

Oklahoma–1.35%

Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/2037	3,405	3,316,947
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/2016	575	576,127
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/2036	7,015	7,105,774
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. Continuing Care Retirement Community RB	5.75%	01/01/2027	2,430	2,560,953
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/2032	9,935	10,460,959
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/2037	8,500	8,796,650
Tulsa (City of) Municipal Airport Trust;
Series 2001 B, Ref. RB (i)	5.50%	12/01/2035	15,000	16,188,750
Series 2001 C, Ref. RB (i)	5.50%	12/01/2035	40,750	43,733,307
Tulsa (County of) Industrial Authority (Montereau, Inc.);
Series 2010 A, Senior Living Community RB	7.25%	11/01/2040	5,350	5,868,361
Series 2010 A, Senior Living Community RB	7.25%	11/01/2045	2,100	2,299,080
				100,906,908

Ontario–0.21%

Non-Profit Preferred Funding Trust I;
Series 2007, Class A-2L, RB (Acquired 08/05/2014; Cost $18,103,094) (f)	4.24%	09/15/2037	44,302	9,934,911
Series 2007, Class A-2T, RB (Acquired 08/05/2014; Cost $10,544,678) (f)	4.37%	09/15/2037	25,805	5,812,341
				15,747,252

Oregon–0.21%

Douglas (County of) Hospital Facility Authority (Forest Glen); Series 1997 A, Elderly Housing RB (d)	7.50%	09/01/2027	1,600	795,040
Gilliam (County of) (Waste Management); Series 2002, Solid Waste Disposal RB (i)	5.25%	07/01/2029	7,845	8,045,910
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/2032	250	274,513
Series 2012, Ref. RB	6.00%	05/15/2042	1,990	2,184,483
Series 2012, Ref. RB	6.00%	05/15/2047	3,250	3,572,075
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (f)	6.38%	11/01/2033	1,000	1,096,350
				15,968,371

Pennsylvania–2.82%

Allegheny (County of) Industrial Development Authority (Propel Charter School -McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/2035	1,220	1,318,405
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/2035	1,195	1,308,298
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (i)	6.13%	11/01/2034	4,300	4,354,008
Butler (County of) Hospital Authority (Butler Health System); Series 2009 B, RB (g)(h)	7.13%	07/01/2019	2,145	2,596,072

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 2006, Ref. First Mortgage RB	5.25%	12/01/2015	$260	$260,023
Series 2006, Ref. First Mortgage RB	5.38%	12/01/2016	500	515,295
Series 2006, Ref. First Mortgage RB	5.75%	12/01/2022	935	953,747
Chester (County of) Industrial Development Authority (Avon Grove Charter School);
Series 2007 A, RB	6.25%	12/15/2027	1,000	1,055,130
Series 2007 A, RB	6.38%	12/15/2037	1,500	1,577,970
Chester (County of) Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/2032	2,320	2,405,121
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,369,505
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.13%	01/01/2045	8,000	8,539,840
Series 2012, Ref. RB	5.25%	01/01/2041	3,000	3,119,310
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB (g)(h)	5.00%	01/01/2017	8,080	8,452,084
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/2035	1,000	1,070,860
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center);
Series 2006, Hospital RB	5.88%	07/01/2031	3,855	3,888,885
Series 2006, Hospital RB	5.90%	07/01/2040	4,300	4,332,465
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB (j)	6.00%	09/01/2036	8,340	6,314,381
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	3,430	3,550,393
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,464	5,391,688
Series 2014 B, Conv. CAB RB (c)	7.50%	02/01/2044	1,379	360,519
Series 2014 C, RB (e)	0.00%	02/01/2044	4,122	41
Montgomery (County of) Higher Education & Health Authority (AHF/Montgomery Inc.); Series 2006, Ref. & Improvement RB	6.88%	04/01/2036	7,605	7,807,597
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/2046	4,000	4,291,880
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	7.00%	12/01/2035	6,000	6,871,560
Northeastern Pennsylvania Hospital & Education Authority (Oakwood Terrace);
Series 1999, Health Care RB	7.13%	10/01/2029	2,840	2,846,305
Series 2005, Health Care RB (Acquired 12/27/2005; Cost $1,380,000.00) (f)	6.50%	10/01/2032	1,380	1,395,870
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds (a)	5.00%	06/15/2034	15,450	17,551,046
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (f)(i)	5.50%	11/01/2044	4,000	4,136,520
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB (i)	5.00%	12/31/2034	10,000	10,918,800
Series 2015, RB (i)	5.00%	06/30/2042	15,760	16,876,596
Pennsylvania (State of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. Exempt Facilities RB	6.40%	12/01/2038	16,950	17,725,802
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB (i)	6.00%	06/01/2031	15,000	15,000,600
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania); Series 2000 A, Student Housing RB	6.75%	09/01/2032	2,285	2,287,605
Pennsylvania (State of) Turnpike Commission; Subseries 2013 B-2, Sub. Turnpike Conv. CAB RB (c)	6.00%	12/01/2037	7,000	4,474,260
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Centralized Comprehensive Human Services, Inc.); Series 2002 A, RB	7.25%	01/01/2021	3,320	3,330,923
Philadelphia (City of) Industrial Development Authority (Cathedral Village); Series 2003 A, RB	6.88%	04/01/2034	35	35,065
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	6,228,970
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	1,000	1,068,510
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/2037	4,070	4,133,411

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/2035	$500	$552,935
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/2041	1,500	1,652,730
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School);
Series 2013, RB (f)	6.50%	06/15/2033	2,000	2,094,400
Series 2013, RB (f)	6.75%	06/15/2043	8,000	8,411,280
Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB (i)	6.50%	01/01/2038	4,300	4,566,557
				209,993,262

Puerto Rico–1.18%

Children’s Trust; Series 2005 A, Tobacco Settlement Asset-Backed RB (e)	0.00%	05/15/2050	195,980	17,030,662
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 UU, Ref. Floating Rate Power RB (k)	0.87%	07/01/2017	8,320	5,451,680
Puerto Rico (Commonwealth of) Government Employees Retirement System;
Series 2008 B, Sr. Pension Funding RB	6.55%	07/01/2055	8,700	2,656,110
Series 2008 B, Sr. Pension Funding RB	6.55%	07/01/2056	9,800	2,991,940
Series 2008 B, Sr. Pension Funding RB	6.55%	07/01/2057	11,500	3,510,950
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/2035	48,885	35,640,587
Puerto Rico Sales Tax Financing Corp.; First Sr. Series 2009 C, RB	5.75%	08/01/2057	33,795	20,925,864
				88,207,793

Rhode Island–0.45%

Rhode Island Economic Development Corp. (Providence Place); Series 2000, Sub. Obligation RB	7.25%	07/01/2020	2,245	2,245,584
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB	7.00%	05/15/2039	2,500	2,876,750
Series 2009 A, Hospital Financing RB (INS-AGC) (b)	6.25%	05/15/2030	2,000	2,281,200
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	26,000	26,393,120
				33,796,654

South Carolina–0.27%

Myrtle Beach (City of) (Myrtle Beach Air Force Base);
Series 2006 A, Tax Increment Allocation RB	5.25%	10/01/2026	760	760,828
Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/2035	1,250	1,251,325
South Carolina (State of) Jobs-Economic Development Authority (Episcopal Home at Still Hopes); Series 2004 B, Residential Care Facilities First Mortgage RB	5.90%	05/15/2034	1,000	1,073,430
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/2021	1,500	1,542,780
Series 2013, Health Facilities RB	5.00%	05/01/2043	1,000	1,017,940
Series 2013, Health Facilities RB	5.13%	05/01/2048	2,000	2,057,180
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/2032	1,426	1,465,711
Series 2012, Ref. RB	6.00%	11/15/2042	4,777	4,879,752
Series 2012, Ref. RB	6.00%	11/15/2047	3,205	3,231,853
Series 2012, Ref. Sub. CAB RB (e)	0.00%	11/15/2047	2,383	243,263
Series 2012, Ref. Sub. CAB RB (e)	0.00%	11/15/2047	1,742	177,769
Series 2012, Ref. Sub. CAB RB (e)	0.00%	11/15/2047	611	62,375
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/2026	2,500	2,511,100
				20,275,306

Tennessee–0.45%

Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/2025	3,000	3,005,040
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB	5.50%	09/01/2047	14,000	14,305,060

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)

Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB (g)(h)	9.25%	04/01/2019	$12,655	$15,968,079
				33,278,179

Texas–10.82%

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (i)(j)	6.50%	11/01/2029	9,265	2,049,881
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/2040	2,500	2,790,475
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/2044	2,000	2,114,560
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB (f)	5.75%	01/01/2034	5,060	5,198,138
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/2045	2,000	2,251,700
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB (i)	7.00%	01/01/2039	3,890	3,892,917
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB	5.25%	07/01/2032	7,100	7,228,155
Series 2012, Ref. RB	5.50%	07/01/2042	15,410	15,690,000
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	7,465	8,573,552
Celina (City of);
Series 2015, Special Assessment RB	5.38%	09/01/2028	700	689,787
Series 2015, Special Assessment RB	5.50%	09/01/2032	250	245,683
Series 2015, Special Assessment RB	5.88%	09/01/2040	1,000	979,460
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB	6.75%	01/01/2041	17,500	20,864,900
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, Education RB	5.75%	08/15/2041	1,130	1,262,493
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, Education RB	5.75%	08/15/2038	1,000	1,037,560
Series 2015, Education RB	5.75%	08/15/2045	6,000	6,170,220
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/2045	5,000	5,728,450
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	7.25%	04/01/2032	9,445	9,483,724
Grand Parkway Transportation Corp.;
Series 2013 A, First Tier Toll RB	5.50%	04/01/2053	10,000	11,128,600
Series 2013 B, Sub. Tier Conv. Toll System CAB RB (c)	5.85%	10/01/2048	17,000	13,566,000
Series 2013 B, Sub. Tier Toll RB	5.00%	04/01/2053	43,260	47,575,185
Series 2013 B, Sub. Tier Toll RB (a)	5.25%	10/01/2051	24,405	27,528,108
Grand Prairie Housing Finance Corp.;
Series 2003, Priority Lien Independent Senior Living Center RB	7.50%	07/01/2017	365	374,691
Series 2003, Priority Lien Independent Senior Living Center RB	7.63%	01/01/2020	655	693,868
Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/2034	6,795	7,320,525
Series 2003, Sub. Lien Independent Senior Living Center RB (m)	7.50%	07/01/2017	610	29,292
Series 2003, Sub. Lien Independent Senior Living Center RB (m)	7.63%	01/01/2020	345	16,567
Series 2003, Sub. Lien Independent Senior Living Center RB (m)	7.75%	01/01/2034	3,595	172,632
Guadalupe (County of) & Seguin (City of) Hospital Board of Managers;
Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2040	2,250	2,281,838
Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2045	2,500	2,529,425
HFDC of Central Texas, Inc. (Legacy at Willow Bend);
Series 2006 A, Retirement Facilities RB	5.50%	11/01/2031	500	500,280
Series 2006 A, Retirement Facilities RB	5.63%	11/01/2026	5,100	5,156,610
HFDC of Central Texas, Inc. (Sears Tyler Methodist);
Series 2009 A, RB (d)	7.75%	11/15/2029	4,910	491
Series 2009 A, RB (d)	7.75%	11/15/2044	15,345	1,535
Series 2009 B, RB (d)	6.38%	11/15/2019	1,210	121
HFDC of Central Texas, Inc. (Village at Gleannloch Farms);
Series 2006 A, Retirement Facilities RB (g)(h)	5.50%	02/15/2017	4,800	5,072,784
Series 2006 A, Retirement Facilities RB (g)(h)	5.50%	02/15/2017	15,265	16,132,510
HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/2036	6,355	6,403,234

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/2033	$2,500	$2,530,075
Series 2008, RB	6.00%	02/15/2038	5,155	5,207,426
Houston (City of) (Continental Airlines, Inc.); Series 2011 A, Ref. Airport System Special Facilities RB (i)	6.63%	07/15/2038	14,000	16,169,160
Houston (City of), Texas (United Airlines, Inc. Terminal E);
Series 2014, Ref. Airport System RB (i)	4.75%	07/01/2024	685	755,487
Series 2014, Ref. Airport System Special Facilities RB (i)	5.00%	07/01/2029	11,750	12,676,135
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB (a)	5.00%	07/01/2023	6,580	7,232,736
Series 2009 A, Ref. Sr. Lien Airport System RB (a)	5.00%	07/01/2024	3,670	4,031,091
Series 2009 A, Ref. Sr. Lien Airport System RB (a)	5.00%	07/01/2025	6,800	7,457,288
Series 2009 A, Ref. Sr. Lien Airport System RB (a)	5.00%	07/01/2026	3,000	3,287,130
Series 2011 A, Ref. First Lien Utility System RB (a)	5.25%	11/15/2031	18,360	21,465,778
Series 2015 B-1, Airport System RB (i)	5.00%	07/15/2030	15,000	15,868,200
Series 2015 B-1, Airport System RB (i)	5.00%	07/15/2035	21,545	22,704,983
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011, RB (g)(h)	6.50%	05/15/2021	270	342,525
Series 2011, RB	6.50%	05/15/2031	230	273,610
Series 2011 A, RB (g)(h)	6.88%	05/15/2021	790	1,017,725
La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, RB	6.38%	02/15/2037	1,635	1,639,496
La Vernia Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2008 A, RB (h)	6.25%	02/15/2017	540	558,760
Series 2008 A, RB (g)(h)	7.13%	02/15/2017	2,000	2,156,220
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.);
Series 2009 A, RB (g)(h)	6.25%	08/15/2019	1,210	1,431,091
Series 2009 A, RB (g)(h)	6.38%	08/15/2019	7,225	8,577,809
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB (f)	5.60%	08/15/2045	4,420	4,458,984
Leander Independent School District;
Series 2014 C, Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (e)	0.00%	08/15/2047	50,000	10,257,000
Series 2014 C, Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (e)	0.00%	08/15/2048	71,355	13,742,259
Series 2014 D, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (e)	0.00%	08/15/2037	4,070	1,621,122
Lone Star College System; Series 2009, Limited Tax GO Bonds (a)	5.00%	08/15/2034	23,200	25,874,728
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community);
Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/2026	2,500	2,552,625
Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/2036	9,000	9,175,950
Mclendon-Chisholm (City of) (Sonoma Public Improvement Distribution Phase);
Series 2015, Special Assessment RB	5.13%	09/15/2028	500	496,720
Series 2015, Special Assessment RB	5.38%	09/15/2035	400	396,600
Series 2015, Special Assessment RB	5.50%	09/15/2040	400	396,224
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.63%	02/15/2035	1,500	1,503,015
New Hope Cultural Education Facilities Corp. (Morningside Ministries);
Series 2013, First Mortgage RB	6.50%	01/01/2043	4,325	4,841,881
Series 2013, First Mortgage RB	6.50%	01/01/2048	5,675	6,322,290
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living); Series 2015 A, Retirement Community RN (f)	11.00%	09/24/2020	2,620	2,620,000
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, Education RB (f)	5.50%	08/15/2035	845	855,681
Series 2015 A, Education RB (f)	5.75%	08/15/2045	1,690	1,706,072
North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB	5.25%	12/01/2047	2,100	2,218,293
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB (INS-BHAC) (a)(b)	5.75%	01/01/2048	30,545	33,240,596
Series 2011 B, Special Project System CAB RB (e)	0.00%	09/01/2037	15,500	6,035,855
Orange Housing Development Corp. (Villages at Pine Hollow); Series 1998, MFH RB	8.00%	03/01/2028	3,020	2,883,013
Pearland (City of) Development Authority; Series 2009, Tax Increment Allocation Contract RB (g)(h)	5.88%	09/01/2018	805	911,944
Pharr (City of) Higher Education Finance Authority (Idea Public Schools);
Series 2009 A, Education RB	6.25%	08/15/2029	570	634,798
Series 2009 A, Education RB	6.50%	08/15/2039	6,320	7,093,505

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, Retirement Facility RB	7.50%	11/15/2034	$2,250	$2,622,060
Series 2014 A, Retirement Facility RB	7.75%	11/15/2044	3,600	4,216,860
Series 2014 A, Retirement Facility RB	8.00%	11/15/2049	5,000	5,933,150
Red River Health Facilities Development Corp. (Parkview on Hollybrook);
Series 2013 A, First Mortgage RB	7.25%	07/01/2043	6,425	4,527,633
Series 2013 A, First Mortgage RB	7.38%	07/01/2048	11,995	8,452,397
Red River Health Facilities Development Corp. (Sears Methodist Retirement System);
Series 2013, Retirement Facility RB (d)	5.45%	11/15/2038	2,100	0
Series 2013, Retirement Facility RB (d)	5.75%	11/15/2039	1,730	0
Series 2013, Retirement Facility RB (d)	6.05%	11/15/2046	6,130	0
Series 2013, Retirement Facility RB (d)	6.05%	11/15/2046	1,323	0
Series 2013, Retirement Facility RB (d)	6.15%	11/15/2049	2,968	0
Series 2013, Retirement Facility RB (d)	6.25%	05/09/2053	673	0
San Antonio Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A, Contract RB (INS-AMBAC) (b)(i)	5.00%	07/15/2039	10,000	10,035,600
San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB	6.70%	08/15/2040	1,000	1,161,970
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (i)	8.00%	07/01/2038	38,610	41,635,480
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2009, Retirement Facility RB	6.13%	11/15/2029	1,000	1,097,970
Series 2009, Retirement Facility RB	6.38%	11/15/2044	7,150	7,866,072
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,500	1,538,055
Series 2007, Retirement Facility RB	5.75%	11/15/2037	2,500	2,548,275
Series 2014, Retirement Facility RB	5.63%	11/15/2041	3,250	3,370,802
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.25%	02/15/2017	605	615,406
Series 2007, Retirement Facility RB	5.75%	02/15/2025	1,500	1,530,345
Series 2007, Retirement Facility RB	5.75%	02/15/2029	1,600	1,625,664
Series 2009 A, Retirement Facility RB	8.00%	02/15/2038	12,350	13,905,976
Series 2009 B-1, Retirement Facility RB	7.25%	02/15/2016	85	85,275
Tarrant County Cultural Education Facilities Finance Corp. (Mirador);
Series 2010 A, Retirement Facility RB	7.75%	11/15/2019	595	508,088
Series 2010 A, Retirement Facility RB	8.00%	11/15/2029	3,125	2,670,031
Series 2010 A, Retirement Facility RB	8.13%	11/15/2039	7,000	5,984,930
Series 2010 A, Retirement Facility RB	8.25%	11/15/2044	13,000	11,116,170
Series 2010 B-1, TEMPS-75SM Retirement Facility RB	7.25%	11/15/2016	1,775	1,528,399
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 A, Retirement Facility RB	8.25%	11/15/2029	2,135	2,164,527
Series 2009 A, Retirement Facility RB	8.25%	11/15/2039	2,140	2,162,384
Series 2009 A, Retirement Facility RB	8.25%	11/15/2044	6,710	6,774,148
Series 2009 B, Retirement Facility RB (g)	7.75%	11/15/2016	1,525	1,523,582
Texas (State of) Department of Housing & Community Affairs (Linked Select Auction Variable Rate Securities & Residual Interest Bonds); Series 1992 C, Home Mortgage RB (CEP-GNMA) (i)	6.90%	07/02/2024	200	205,616
Texas (State of) Water Development Board;
Series 2008 B, Sub. Lien State Revolving Fund RB (a)	5.00%	07/15/2028	5,000	5,339,000
Series 2008 B, Sub. Lien State Revolving Fund RB (a)	5.00%	07/15/2029	11,425	12,195,845
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2031	15,000	16,393,200
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/2040	34,575	41,561,224
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	13,415	15,750,686
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC);
Series 2013, Sr. Lien RB (i)	6.75%	06/30/2043	18,450	22,473,945
Series 2013, Sr. Lien RB (i)	7.00%	12/31/2038	4,000	4,975,120

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, Education RB	5.80%	08/15/2040	$1,000	$1,079,360
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.);
Series 2010 A, Education RB (g)(h)	6.88%	02/15/2020	1,455	1,792,007
Series 2010 A, Education RB (g)(h)	7.13%	02/15/2020	1,810	2,247,749
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB (f)	7.00%	12/01/2034	3,340	3,241,203
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	5.25%	08/15/2042	2,375	2,415,779
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/2030	2,500	2,890,975
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB	5.00%	07/01/2033	5,300	5,448,347
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/2025	465	516,345
Series 2009, Tax Increment Allocation Contract RB	5.50%	09/01/2029	2,250	2,471,625
				806,157,106

Utah–0.33%

Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/2037	2,240	2,257,024
Utah (County of) (Renaissance Academy);
Series 2007 A, Charter School RB	5.35%	07/15/2017	290	295,052
Series 2007 A, Charter School RB	5.63%	07/15/2037	2,700	2,711,637
Utah (State of) Charter School Finance Authority (George Washington Academy);
Series 2008 A, Charter School RB (g)(h)	6.75%	07/15/2016	1,340	1,419,703
Series 2008 A, Charter School RB (g)(h)	7.00%	07/15/2016	6,690	7,098,358
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy);
Series 2010 A, Charter School RB	5.38%	07/15/2030	1,650	1,753,801
Series 2010 A, Charter School RB	5.63%	07/15/2040	710	755,156
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, Charter School RB	6.25%	07/15/2030	1,250	1,357,175
Series 2010, Charter School RB	6.38%	07/15/2040	2,500	2,703,900
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB	5.60%	07/15/2022	770	832,201
Series 2012, RB	6.30%	07/15/2032	850	924,383
Series 2012, RB	6.55%	07/15/2042	2,000	2,195,420
				24,303,810

Vermont–0.04%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/2036	2,750	2,805,687
Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health);
Series 2002 A, RB	6.38%	06/15/2022	40	40,852
Series 2002 A, RB	6.50%	06/15/2032	175	178,164
				3,024,703

Virgin Islands–0.07%

Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037	4,500	5,072,310

Virginia–1.67%

Celebrate North Community Development Authority (Celebrate Virginia North);
Series 2003 B, Special Assessment RB (l)	4.95%	03/01/2025	1,264	816,203
Series 2003 B, Special Assessment RB (l)	5.06%	03/01/2034	6,920	4,469,351
Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment RB (d)	6.25%	03/01/2037	9,500	5,224,240
Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/2030	5,000	4,340,450
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/2038	5,500	4,582,325

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

New Port Community Development Authority;
Series 2006, Special Assessment RB	5.50%	09/01/2026	$823	$411,409
Series 2006, Special Assessment RB	5.60%	09/01/2036	2,468	1,233,729
Peninsula Town Center Community Development Authority;
Series 2007, Special Obligation RB	6.25%	09/01/2024	6,715	7,154,631
Series 2007, Special Obligation RB	6.35%	09/01/2028	7,818	8,315,381
Series 2007, Special Obligation RB	6.45%	09/01/2037	5,219	5,533,654
The Farms of New Kent Community Development Authority;
Series 2006 B, Special Assessment RB (l)	2.73%	03/01/2036	7,000	1,750,000
Series 2006 C, Special Assessment RB (l)	2.90%	03/01/2036	7,250	1,812,428
Tobacco Settlement Financing Corp.; Series 2007 B-1, Sr. Tobacco Settlement RB	5.00%	06/01/2047	1,000	779,160
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (i)	5.50%	01/01/2042	21,975	24,281,056
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (i)	5.00%	01/01/2040	45,550	47,711,803
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/2038	5,000	5,706,800
				124,122,620

Washington–2.63%

Greater Wenatchee (City of) Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/2042	6,720	7,053,245
Kalispel Tribe of Indians; Series 2008, RB	6.75%	01/01/2038	8,000	8,185,760
Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB	6.30%	01/01/2025	2,000	2,002,180
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/2031	500	546,655
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/2040	4,000	4,377,960
King (County of) Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	2,982,120
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,672,005
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,465,000
King (County of); Series 2011 B, Ref. Sewer RB (a)	5.00%	01/01/2034	38,540	44,097,468
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital);
Series 2007, Hospital RB	6.50%	12/01/2038	2,000	2,011,880
Series 2007, RB	6.25%	12/01/2028	3,645	3,673,540
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. Special Facilities RB (i)	5.00%	04/01/2030	19,500	20,437,365
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2007, RB	5.75%	12/01/2028	1,250	1,341,837
Series 2010, RB	5.75%	12/01/2035	6,000	6,697,740
Series 2010, RB	6.00%	12/01/2030	3,160	3,701,403
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB (g)(h)	7.00%	07/01/2019	9,145	11,028,047
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB (g)(h)	7.38%	03/01/2019	11,300	13,544,067
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.63%	10/01/2040	3,415	3,659,275
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB (f)	6.20%	01/01/2036	19,025	19,792,088
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB (f)	7.00%	07/01/2045	2,150	2,224,089
Series 2015 A, RB (f)	7.00%	07/01/2050	1,500	1,530,270
Series 2015 B-1, TEMPS-85SM RB (f)	5.50%	01/01/2024	7,000	7,044,800
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds (a)	5.00%	02/01/2029	18,450	20,540,385
				195,609,179

West Virginia–0.60%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (i)	5.50%	10/15/2037	5,250	5,489,348

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–(continued)

Harrison (County of) Commission (Charles Pointe No. 2);
Series 2008 A, Ref. Tax Increment Allocation RB	6.50%	06/01/2023	$1,025	$966,739
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/2035	1,500	1,376,265
Series 2013, Ref. Tax Increment Allocation RB (Acquired 02/15/2008; Cost $988,497) (f)	7.00%	06/01/2035	1,000	499,940
Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/2045	5,650	6,318,564
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/2020	1,500	1,591,155
Series 2008, RB	6.50%	10/01/2038	14,000	14,797,720
Series 2008, RB	6.75%	10/01/2043	13,150	13,933,871
				44,973,602

Wisconsin–1.23%

Milwaukee (City of) Redevelopment Authority (Academy of Learning & Leadership, Inc.); Series 2007 A, Education RB (d)	5.50%	08/01/2022	245	2,426
Public Finance Authority (National Gypsum Co.); Series 2014, Ref. Exempt Facilities RB (i)	5.25%	04/01/2030	4,000	4,136,240
Public Financing Authority (Rose Villa); Series 2014 A, Senior Living RB	6.00%	11/15/2049	2,500	2,691,825
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB (i)	5.75%	11/01/2037	4,000	4,262,240
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB	7.15%	06/01/2028	900	960,561
Series 2008, RB	7.25%	06/01/2038	1,000	1,062,880
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.);
Series 1998, RB	5.75%	10/01/2018	530	531,399
Series 1998, RB	5.75%	10/01/2028	2,485	2,488,404
Series 1998, Special Term RB	5.90%	10/01/2028	330	330,492
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	2,635	2,773,944
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.);
Series 2009 A, RB (g)(h)	7.25%	09/15/2019	4,000	4,688,920
Series 2009 A, RB (g)(h)	7.63%	09/15/2019	1,000	1,177,650
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2010, RB	7.00%	08/01/2033	2,000	2,071,560
Series 2012, RB	5.75%	08/01/2035	3,215	3,304,988
Series 2012, RB	5.88%	08/01/2042	2,660	2,737,167
Series 2013, RB	7.00%	08/01/2043	6,500	6,984,510
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/2020	560	633,030
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/2028	7,980	9,800,557
Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/2035	10,150	12,649,742
Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/2046	4,000	5,015,360
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada);
Series 2015, RB	5.50%	12/01/2035	4,000	4,013,640
Series 2015, RB	5.75%	12/01/2045	6,660	6,682,444
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 B, TEMPS-50SM RB	3.75%	11/15/2019	400	401,260
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.75%	04/01/2042	3,590	3,645,035
Series 2015, Ref. RB	5.88%	04/01/2045	5,000	5,135,800
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.);
Series 2012 A, Charter School RB	5.50%	10/01/2022	635	704,259
Series 2012 A, Charter School RB	6.00%	10/01/2032	1,475	1,585,890
Series 2012 A, Charter School RB	6.20%	10/01/2042	1,300	1,397,851
				91,870,074

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wyoming–0.09%

West Park Hospital District (West Park Hospital);
Series 2011, Ref. RB	7.00%	06/01/2035	$1,085	$1,268,560
Series 2011 A, RB	7.00%	06/01/2040	4,890	5,709,320
				6,977,880
Total Municipal Obligations (Cost $7,647,580,830)				8,011,205,562

Bonds and Notes–0.00%

Texas–0.00%

Sears Tyler Methodist Retirement Corp. Sub. Notes (Acquired 02/25/2013; Cost $0) (f)	2.00%	02/25/2048	135	0
TOTAL INVESTMENTS(r)–107.48% (Cost $7,647,580,830)				8,011,205,562
FLOATING RATE NOTE OBLIGATIONS–(10.29)%
Notes with interest and fee rates ranging from 0.53% to 1.12% at 11/30/2015 and contractual maturities of collateral ranging from 07/01/2022 to 10/01/2052 (See Note 1D)(s)				(767,450,000)
OTHER ASSETS LESS LIABILITIES–2.81%				209,643,044
NET ASSETS–100.00%				$7,453,398,606

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Connie Lee	—Connie Lee Insurance Co.
Conv.	—Convertible
COP	—Certificates of Participation
Ctfs.	—Certificates
FGIC	—Financial Guaranty Insurance Co.
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior

LOC	—Letter of Credit
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TAN	—Tax Anticipation Notes
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Schedule of Investments:

(a)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2015 was $44,934,946, which represented less than 1% of the Fund’s Net Assets.

(e)	Zero coupon bond issued at a discount.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $615,837,085, which represented 8.26% of the Fund’s Net Assets.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Security subject to the alternative minimum tax.

(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2015 was $18,134,541, which represented less than 1% of the Fund’s Net Assets.

(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun. The aggregate value of these securities at November 30, 2015 was $29,623,658, which represented less than 1% of the Fund’s Net Assets.

(m)	Restructured security not accruing interest income. The aggregate value of these securities at November 30, 2015 was $218,495, which represented less than 1% of the Fund’s Net Assets.

(n)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(o)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(q)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $2,504,500 which represents less than 1% of the Fund’s Net Assets.

(r)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2015. At November 30, 2015, the Fund’s investments with a value of $1,321,728,667 are held by TOB Trusts and serve as collateral for the $767,450,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco High Yield Municipal Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

Invesco High Yield Municipal Fund

D.	Floating Rate Note Obligations – (continued)

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$8,011,205,562	$—	$8,011,205,562
Bonds and Notes	—	—	0	0
Total Investments	$—	$8,011,205,562	$0	$8,011,205,562

Invesco High Yield Municipal Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2015 was $922,904,210 and $1,009,901,349, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$613,952,880
Aggregate unrealized (depreciation) of investment securities	(279,863,672)
Net unrealized appreciation of investment securities	$334,089,208
Cost of investments for tax purposes is $7,677,116,354.

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal
Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2015

invesco.com/us	VK-ITMI-QTR-1 11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–101.35%

Alabama–0.63%

Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/2025	$1,500	$1,803,990
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/2028	1,500	1,756,635
Pell City (City of) Special Care Facilities Financing Authority; Series 2012, RB	5.00%	12/01/2021	2,250	2,598,097
				6,158,722

Alaska–0.31%

Alaska (State of) Municipal Bond Bank Authority;
Series 2009, RB (b)(c)	5.00%	09/01/2018	245	271,739
Series 2009, RB	5.00%	09/01/2022	5	5,501
Series 2009, RB (b)(c)	5.25%	09/01/2018	390	435,209
Series 2009, RB	5.25%	09/01/2024	10	11,040
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB (INS-AGC) (a)	5.00%	09/01/2019	1,000	1,135,450
Series 2009, Lease RB (INS-AGC) (a)	5.50%	09/01/2023	1,000	1,142,940
				3,001,879

Arizona–2.80%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,828,672
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2026	2,000	2,232,460
Navajo County Pollution Control Corp.; Series 2009 E, PCR (c)	5.75%	06/01/2016	1,000	1,025,070
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.00%	11/15/2024	2,025	2,098,933
Series 2014, Ref. RB	5.25%	11/15/2029	2,105	2,138,785
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/2020	340	338,025
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (d)	5.75%	07/01/2024	1,000	1,082,980
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2027	3,000	3,340,230
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	6.00%	05/01/2024	640	681,011
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	5.00%	07/01/2025	750	720,000
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2008, Water & Wastewater RB (e)	6.38%	12/01/2018	242	250,218
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB (b)	5.25%	12/01/2018	500	543,415
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB	5.00%	01/01/2022	1,000	1,115,100
University Medical Center Corp.; Series 2009, Hospital RB (b)	5.25%	07/01/2017	1,000	1,072,220
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. Unlimited Tax GO Bonds (d)	5.00%	07/15/2020	700	745,815
Series 2013 A, Ref. Unlimited Tax GO Bonds (d)	5.00%	07/15/2021	485	520,381
Series 2013 A, Ref. Unlimited Tax GO Bonds (d)	5.00%	07/15/2022	570	614,557
Series 2013 A, Ref. Unlimited Tax GO Bonds (d)	5.00%	07/15/2023	825	892,072
Series 2013 B, Unlimited Tax GO Bonds (d)	5.00%	07/15/2023	560	605,528
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2026	2,000	2,321,620
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2025	1,000	1,159,440
				27,326,532

Arkansas–0.16%

Pulaski (County of) Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,538,263

See accompanying notes which are an integral part of this schedule.

                                 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–10.00%

California (State of) Health Facilities Financing Authority (Cedars Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2030	$1,000	$1,190,980
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group);
Series 2007, COP (b)(c)	5.00%	02/01/2017	825	867,479
Series 2007, COP	5.00%	02/01/2021	1,175	1,220,672
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	1,500	1,676,325
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (d)	5.50%	07/01/2018	555	577,178
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (d)(e)	5.00%	07/01/2027	7,000	7,692,580
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	5.25%	07/01/2023	1,560	1,709,963
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/2024	500	526,945
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-2, TEMPS-55SM RB	2.40%	10/01/2020	1,250	1,250,437
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB (c)(f)	0.96%	05/01/2017	4,000	4,008,440
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2029	3,000	3,277,620
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (b)(c)	6.25%	08/01/2019	1,700	1,971,609
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (d)	6.25%	11/15/2019	495	541,782
California (State of); Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (f)	1.16%	05/01/2020	2,000	2,034,720
California County Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB (g)	0.00%	06/01/2033	4,100	1,354,271
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. Special Tax RB	5.00%	09/01/2021	810	940,127
Series 2013, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,188,070
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB (c)	5.00%	01/15/2020	5,000	5,484,750
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/2022	1,000	1,163,360
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	3,190	3,148,020
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	6,000	5,473,560
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2021	2,000	2,357,920
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2019	475	515,522
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2020	450	515,678
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2021	375	437,921
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2022	710	835,081
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2023	500	590,940
Lake Elsinore (City of) Public Financing Authority; Series 2015, Ref. Special Tax RB	5.00%	09/01/2028	2,300	2,572,090
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/2022	3,200	3,657,984
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (d)	5.50%	03/01/2018	100	106,857
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,157,770
Oakland Unified School District (County of Alameda, California);
Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2028	1,000	1,157,950
Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2029	1,160	1,333,466
Palomar Pomerado Health (Election of 2004); Series 2007 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	08/01/2016	1,880	1,873,326
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. Special Tax RB	5.00%	09/01/2022	575	668,438
Series 2012, Ref. Special Tax RB	5.00%	09/01/2023	450	519,080
Regents of the University of California;
Series 2009 O, General RB (b)(c)(h)	5.75%	05/15/2019	795	921,667
Series 2009 O, General RB (b)(c)(h)	5.75%	05/15/2019	1,185	1,373,806
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	1,500	1,731,630

See accompanying notes which are an integral part of this schedule.

                                 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Sacramento (County of); Series 2009 D, Sub. Passenger Facility Charge Grant Airport System RB	5.38%	07/01/2026	$2,000	$2,203,980
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/2020	1,000	1,170,650
San Diego (County of) Regional Airport Authority; Series 2013 B, Sr. RB (e)	5.00%	07/01/2023	700	841,414
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (e)	5.00%	05/01/2023	2,000	2,290,520
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB	6.00%	08/01/2020	1,085	1,227,732
Series 2009 D, Tax Allocation RB	6.25%	08/01/2022	1,000	1,131,350
Series 2011 D, Tax Allocation RB	6.63%	08/01/2027	500	606,505
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. Special Tax RB	5.00%	08/01/2027	750	842,603
Series 2013 B, Special Tax RB	5.00%	08/01/2027	405	455,005
San Jose (City of); Series 2011 A-1, Airport RB (e)	5.25%	03/01/2026	2,000	2,253,360
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.50%	08/01/2026	3,195	3,758,055
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.00%	09/01/2026	1,030	1,150,355
Series 2013, Special Tax RB	5.13%	09/01/2027	1,200	1,344,012
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/2024	2,000	2,297,840
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(c)	3.20%	06/01/2020	5,000	5,006,800
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/2023	1,000	1,289,040
				97,495,235

Colorado–1.18%

Colorado (State of) Educational and Cultural Facilities Authority (Skyview Academy);
Series 2014, Ref. & Improvement Charter School RB (d)	5.13%	07/01/2034	1,500	1,580,850
Series 2014, Ref. & Improvement Charter School RB (d)	4.13%	07/01/2024	500	518,665
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB	5.00%	12/01/2025	550	548,713
Series 2015 A, Ref. RB	5.50%	12/01/2030	750	749,235
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	5.00%	01/15/2022	750	832,778
Series 2010, Private Activity RB	5.25%	07/15/2019	1,000	1,128,970
Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds (h)	5.00%	08/01/2024	2,000	2,208,480
Series 2008, Unlimited Tax GO Bonds (h)	5.00%	08/01/2025	500	551,750
Denver (City & County of); Series 2012 A, Airport System RB (e)	5.00%	11/15/2022	500	592,395
Plaza Metropolitan District No. 1;
Series 2013, Ref. Tax Allocation RB (d)	5.00%	12/01/2021	1,045	1,126,980
Series 2013, Ref. Tax Allocation RB (d)	5.00%	12/01/2022	500	541,025
University of Colorado; Series 2009 A, Enterprise System RB (b)(c)	5.50%	06/01/2019	1,000	1,152,520
				11,532,361

Connecticut–0.37%

Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (e)	5.50%	04/01/2021	1,000	1,144,140
Connecticut (State of); Series 2013 A, Floating Rate Unlimited Tax GO Bonds (f)	0.43%	03/01/2018	2,500	2,479,200
				3,623,340

Delaware–0.05%

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/2022	500	509,285

District of Columbia–0.78%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2030	2,000	2,012,460

See accompanying notes which are an integral part of this schedule.

                                 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia–(continued)

District of Columbia;
Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/2016	$2,325	$2,381,009
Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/2019	3,000	3,252,960
				7,646,429

Florida–3.82%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.63%	11/15/2022	1,750	1,804,022
Atlantic Beach (City of) (Fleet Landing);
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2023	565	634,105
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2021	440	492,144
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2022	375	422,254
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	1,000	1,148,790
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	2,000	2,130,760
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2022	2,000	2,357,960
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB (d)	7.25%	05/15/2026	1,215	1,411,660
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (d)	6.50%	05/15/2020	1,000	1,001,550
Florida (State of) Board of Education; Series 2005 A, Lottery RB (INS-AMBAC) (a)	5.00%	07/01/2019	1,235	1,252,389
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/2026	2,000	2,300,060
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/2027	1,000	1,158,480
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, Educational Facilities RB (d)	6.00%	06/15/2035	1,165	1,179,295
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.00%	11/15/2024	1,990	2,192,542
Series 2012, RB	5.50%	11/15/2032	1,670	1,827,999
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2012 A, RB	5.00%	04/01/2024	415	484,666
Miami-Dade (County of) Expressway Authority; Series 2013 A, Ref. Toll System RB	5.00%	07/01/2022	2,000	2,376,700
Orlando (City of) & Orange (County of) Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/2023	1,000	1,181,230
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	4,000	4,464,840
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2023	1,215	1,358,528
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 C, Principal Redemption RB	6.00%	06/01/2021	1,000	1,098,740
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(c)	5.35%	05/01/2018	1,000	1,095,900
Reedy Creek Improvement District;
Series 2013 1, Ref. Utilities RB	5.00%	10/01/2021	885	1,033,990
Series 2013 1, Ref. Utilities RB	5.00%	10/01/2022	800	944,488
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (d)	5.75%	10/01/2022	750	794,182
Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS-AGM) (a)(e)	5.00%	10/01/2018	1,000	1,102,530
				37,249,804

Georgia–0.48%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	670	776,175
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.40%	01/01/2020	1,200	1,204,488
Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/2017	1,500	1,628,160
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/2024	1,000	1,099,950
				4,708,773

Guam–0.95%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.25%	12/01/2017	1,000	1,076,290
Series 2009 A, Limited Obligation RB	5.50%	12/01/2018	1,000	1,112,550
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (e)	6.00%	10/01/2023	3,000	3,316,440

See accompanying notes which are an integral part of this schedule.

                                 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam–(continued)

Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2021	$1,500	$1,766,580
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2022	1,700	2,029,698
				9,301,558

Hawaii–1.30%

Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.00%	11/15/2027	1,000	1,094,660
Hawaii (State of) Department of Transportation (Airports Division);
Series 2013, Lease Revenue COP (e)	5.00%	08/01/2021	550	638,275
Series 2013, Lease Revenue COP (e)	5.00%	08/01/2022	2,000	2,347,840
Series 2013, Lease Revenue COP (e)	5.00%	08/01/2023	1,250	1,476,325
Honolulu (City and County of); Series 2015 A, Ref. Jr. Wastewater System RB (h)	5.00%	07/01/2031	6,000	7,091,820
				12,648,920

Idaho–0.06%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	500	571,265

Illinois–12.39%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,000	1,016,870
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/2025	1,500	1,651,215
Chicago (City of) (188 West Randolph/Wells Redevelopment); Series 2014, Tax Increment Allocation Revenue COP (d)	6.84%	03/15/2033	2,400	2,401,248
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP (d)	7.00%	01/15/2029	1,462	1,488,950
Chicago (City of) (Metramarket Chicago); Series 2010 A, Tax Increment Allocation Revenue COP	6.87%	02/15/2024	978	981,360
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB (e)	5.50%	01/01/2027	1,000	1,155,040
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2025	1,000	1,159,290
Series 2014 A, Ref. Second Lien RB (e)	5.00%	01/01/2023	3,000	3,486,330
Chicago (City of) (O’Hare International Airport); Series 2015 A, Ref. RB (e)	5.00%	01/01/2029	6,000	6,739,860
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/2022	720	720,670
Chicago (City of) Metropolitan Water Reclamation District;
Series 2011 B, Capital Improvement Limited Tax GO Bonds (h)	5.00%	12/01/2024	3,000	3,470,070
Series 2015 C, Limited Tax GO Green Bonds (h)	5.00%	12/01/2027	7,000	8,362,410
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/2023	2,200	2,336,510
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/2024	3,965	4,193,701
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/2027	1,000	1,101,780
Chicago (City of);
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2024	1,795	1,920,470
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2029	2,500	2,771,150
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2030	1,500	1,649,265
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	750	801,728
Series 2015 A, Unlimited Tax GO Bonds	5.38%	01/01/2029	5,000	5,300,150
Huntley (Village of) Special Service Area No. 7; Series 2007, Ref. Special Tax RB (INS-AGC) (a)	4.60%	03/01/2017	359	364,629
Illinois (State of) Development Finance Authority (Museum of Contemporary Art); Series 1994, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (i)(j)	0.01%	02/01/2029	2,000	2,000,000
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB (b)(c)	6.13%	11/01/2018	1,000	1,146,510
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/2019	1,000	1,127,230
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2026	1,000	1,119,520
Series 2014 A, RB	5.00%	09/01/2028	1,250	1,382,137
Illinois (State of) Finance Authority (DePaul University); Series 2013, Ref. RB	5.00%	10/01/2023	750	894,720

See accompanying notes which are an integral part of this schedule.

                                 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/2023	$900	$988,659
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/2024	1,175	1,285,415
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/2026	380	414,249
Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB (k)	6.00%	08/15/2022	750	563
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	1,930	2,080,984
Illinois (State of) Finance Authority (Memorial Health System); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (i)(j)	0.01%	10/01/2022	690	690,000
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/2016	1,890	1,951,293
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/2015	1,805	1,064,769
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/2028	1,505	1,630,984
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	5.00%	02/01/2024	550	566,319
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/2023	2,000	2,187,580
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB (h)	5.00%	12/15/2020	5,000	5,626,250
Series 2012 B, RB (h)	5.00%	06/15/2023	3,500	3,968,930
Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB (h)	5.00%	01/01/2024	12,500	15,038,500
Illinois (State of);
Series 2012, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/2022	1,250	1,411,887
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2022	2,000	2,208,500
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2022	2,000	2,204,300
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds (b)(g)	0.00%	12/01/2021	330	298,406
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	12/01/2020	2,900	2,569,806
Manhattan (Village of) Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. Sr. Lien Special Tax RB	4.25%	03/01/2024	1,575	1,585,300
Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (a)(g)	0.00%	12/15/2029	2,550	1,455,208
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	3,000	3,496,650
Series 2010, RB	5.38%	06/01/2021	525	615,311
Springfield (City of); Series 2015, Ref. Sr. Lien Electric RB	5.00%	03/01/2033	2,500	2,814,975
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/2026	3,425	3,845,658
				120,743,309

Indiana–4.31%

Carmel (City of) Redevelopment Authority; Series 2006, RB (b)(c)	5.00%	07/01/2016	1,000	1,027,470
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana);
Series 2007, Hospital RB (b)(c)	5.50%	03/01/2017	325	344,825
Series 2007, Hospital RB	5.50%	03/01/2022	175	184,902
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, Tax-Exempt RB (e)	5.25%	09/01/2028	1,980	2,268,902
Series 2014, Tax-Exempt RB (e)	5.25%	09/01/2029	3,000	3,430,650
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/2016	2,000	2,007,600
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services);
Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/2024	365	394,028
Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/2025	200	215,948
Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/2026	175	188,508
Indiana (State of) Finance Authority; Series 1993 A, Highway CAB RB (INS-AMBAC) (a)(g)	0.00%	12/01/2016	1,695	1,685,423
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.25%	01/01/2024	500	554,895
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (e)	5.10%	01/15/2017	760	795,849
Merrillville Multi-School Building Corp.;
Series 2008, First Mortgage RB	5.00%	01/15/2017	1,260	1,322,332
Series 2008, First Mortgage RB	5.00%	07/15/2017	1,285	1,371,082

See accompanying notes which are an integral part of this schedule.

                                 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Michigan City Area-Wide School Building Corp.;
Series 2002, First Mortgage CAB RB (INS-NATL) (a)(g)	0.00%	01/15/2017	$2,000	$1,975,520
Series 2002, First Mortgage CAB RB (INS-NATL) (a)(g)	0.00%	01/15/2018	3,000	2,909,040
Noblesville High School Building Corp.; Series 1993, First Mortgage CAB RB (INS-AMBAC) (a)(g)	0.00%	02/15/2019	1,850	1,753,190
Northwest Allen School Building Corp.;
Series 2008, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/2016	1,395	1,434,576
Series 2008, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/2019	3,200	3,444,032
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (e)	5.88%	01/01/2024	1,500	1,722,195
Whiting (City of) (BP Products North America);
Series 2008, Environmental Facilities RB (c)	1.85%	10/01/2019	6,000	6,040,080
Series 2014, Environmental Facilities Floating Rate RB (c)(e)(f)	0.76%	12/02/2019	7,000	6,880,370
				41,951,417

Iowa–1.86%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	5.63%	06/01/2023	1,000	1,090,060
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.50%	06/15/2030	2,255	2,489,137
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	4,400	4,662,240
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/2019	1,000	1,118,480
Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, Health Facilities RB	4.00%	08/15/2022	1,905	2,108,530
Series 2012, Health Facilities RB	4.00%	08/15/2023	1,200	1,313,532
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	1,750	1,742,423
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (e)	5.50%	12/01/2025	3,360	3,622,718
				18,147,120

Kansas–0.71%

Harvey County Unified School District No. 373 (Newton); Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/2019	2,630	2,888,450
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2023	1,000	1,136,470
Kansas (State of) Development Finance Authority (Hays Medical Center Inc.); Series 2005 L, Health Facilities RB	5.25%	11/15/2016	500	502,070
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2031	1,000	1,099,810
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.00%	07/01/2028	1,140	1,280,482
				6,907,282

Kentucky–1.22%

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.00%	08/15/2018	1,000	1,096,250
Series 2009 A, Hospital RB	5.38%	08/15/2024	1,000	1,086,980
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Highway); Series 2015 A, Sr. RB	5.00%	07/01/2030	2,000	2,188,660
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. Health Care Facilities RB	5.50%	11/15/2035	1,750	1,767,325
Kentucky (State of) Municipal Power Agency;
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2026	1,000	1,169,210
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2027	1,620	1,879,734
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2028	1,260	1,448,257
Kentucky Housing Corp.; Series 2008 A, RB (e)	5.00%	01/01/2023	155	155,288
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (a)	5.00%	10/01/2025	1,000	1,089,630
				11,881,334

See accompanying notes which are an integral part of this schedule.

                                 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–2.16%

Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/2022	$1,000	$1,173,590
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015, Waste Disposal Facilities RB (d)(e)	7.00%	07/01/2024	2,000	2,014,420
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (b)(c)	5.00%	06/01/2016	1,000	1,023,650
Series 2009 C-1, Assessment RB (INS-AGC) (a)	5.88%	06/01/2023	1,000	1,110,190
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/2018	1,235	1,335,393
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/2019	500	555,460
Series 2015 B, RB (e)	5.00%	01/01/2027	1,750	2,017,487
Series 2015 B, RB (e)	5.00%	01/01/2029	1,805	2,054,794
New Orleans (City of); Series 2014, Ref. Water RB	5.00%	12/01/2026	1,250	1,469,213
St. Tammany (Parish of) Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	1,250	1,334,575
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,307,675
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	5,000	5,619,150
				21,015,597

Maryland–1.34%

Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/2026	4,500	5,182,245
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	5.50%	01/01/2022	1,000	1,107,390
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB	6.00%	07/01/2023	335	403,719
Series 2011, RB	6.00%	07/01/2025	200	238,350
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB (b)(c)	5.25%	01/01/2018	250	272,505
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/2020	3,000	3,378,930
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.13%	06/01/2020	2,250	2,457,922
				13,041,061

Massachusetts–0.52%

Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/2025	650	719,271
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (b)(c)	5.75%	05/01/2019	1,500	1,735,545
Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB (k)	5.85%	01/15/2018	300	735
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB (b)(c)	6.70%	10/15/2019	500	607,540
Massachusetts (State of) Health & Educational Facilities Authority (Baystate Medical Center); Series 2005 G, VRD RB (LOC-Wells Fargo Bank, N.A.) (i)(j)	0.01%	07/01/2026	2,000	2,000,000
				5,063,091

Michigan–6.00%

Brandon School District;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2016	1,425	1,452,474
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2018	1,410	1,543,893
Charyl Stockwell Academy; Series 2015, Public School Academy Ref. RB	4.88%	10/01/2023	500	501,585
Dearborn School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	05/01/2016	2,480	2,527,293
Greenville Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2016	1,410	1,437,185
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2018	1,235	1,352,276
Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water & Electric Utility System RB	5.00%	07/01/2024	1,000	1,089,820
Michigan (State of) Buillding Authority (Facilities Program); Series 2015 I, Ref. RB	5.00%	04/15/2031	5,000	5,858,350
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-2, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/2026	7,500	8,655,525
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	5,000	5,555,850

See accompanying notes which are an integral part of this schedule.

                                 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	$5,000	$5,195,650
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-2, Ref. Floating Rate RB (c)(f)	0.90%	10/15/2020	5,000	4,991,350
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Floating Rate Hospital RB (c)(f)	0.69%	12/01/2020	5,000	4,961,350
Regents of the University of Michigan; Series 2012 E, Floating Rate RB (c)(f)	0.44%	04/02/2018	3,215	3,191,145
Traverse City Area Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2017	2,300	2,438,000
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2018	2,280	2,496,509
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2019	2,260	2,462,564
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB (e)	5.00%	12/01/2028	2,500	2,771,475
				58,482,294

Minnesota–0.42%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB (b)(c)	6.38%	11/15/2018	500	577,350
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, Charter School Lease RB	5.13%	10/01/2023	280	281,714
Woodbury (City of) Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	2.30%	12/01/2017	120	119,651
Series 2014, RB	2.60%	12/01/2018	120	119,622
Series 2014, RB	2.90%	12/01/2019	455	453,976
Series 2014, RB	3.15%	12/01/2020	620	620,899
Series 2014, RB	3.60%	12/01/2021	225	227,254
Series 2014, RB	4.00%	12/01/2022	265	270,687
Series 2014, RB	4.00%	12/01/2023	200	202,186
Series 2014, RB	4.00%	12/01/2024	175	176,582
Series 2014, RB	5.00%	12/01/2029	1,000	1,037,430
				4,087,351

Mississippi–0.58%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone RB (j)	0.01%	12/01/2030	4,900	4,900,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	725	739,428
				5,639,428

Missouri–2.03%

Bridgeton (City of) Industrial Development Authority (Sarah Community);
Series 2013, Ref. RB	4.00%	05/01/2024	500	497,160
Series 2013, Ref. RB	4.50%	05/01/2028	1,500	1,504,035
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.00%	06/01/2021	525	591,213
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2023	1,000	1,191,660
Series 2011 A, Ref. RB	5.50%	09/01/2024	2,000	2,358,260
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,283,080
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/2025	2,975	3,132,080
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	85	87,476
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. Power Project RB	5.00%	01/01/2029	2,000	2,305,420
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. Power Project RB	5.00%	06/01/2027	1,500	1,778,505
Series 2015 A, Ref. Power Project RB	5.00%	12/01/2027	640	757,056
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.00%	12/01/2016	500	518,870

See accompanying notes which are an integral part of this schedule.

                                 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, Senior Living Facilities RB	4.50%	09/01/2023	$340	$370,192
Series 2012, Senior Living Facilities RB	5.00%	09/01/2032	1,490	1,597,817
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Senior Living Facilities RB	5.25%	09/01/2017	250	260,660
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/2022	540	545,092
				19,778,576

Nebraska–0.93%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	5,000	5,510,500
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center);
Series 2012, Ref. RB	4.00%	11/01/2022	720	780,437
Series 2012, Ref. RB	5.00%	11/01/2023	500	567,485
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (a)	5.13%	04/01/2023	560	626,444
University of Nebraska Facilities Corp.; Series 2006, Deferred Maintenance RB (INS-AMBAC) (a)	5.00%	07/15/2017	1,500	1,540,920
				9,025,786

Nevada–1.47%

Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/2027	1,000	1,101,150
Clark (County of) (Special Improvement District No. 159);
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2026	150	160,056
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2029	1,405	1,461,748
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2031	1,550	1,591,819
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2032	380	388,766
Clark (County of);
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (e)	5.00%	07/01/2019	1,020	1,144,175
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (e)	5.00%	07/01/2020	1,000	1,142,150
Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2003, Solid Waste Disposal RB (c)(d)(e)	5.63%	06/01/2018	1,100	1,185,426
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	1,800	1,995,210
Las Vegas (City of) Redevelopment Agency;
Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/2016	1,475	1,502,627
Series 2009 A, Tax Increment Allocation RB	7.00%	06/15/2020	1,000	1,123,150
Washoe County School District; Series 2008 A, School Improvement Limited Tax GO Bonds (b)(c)	4.75%	06/01/2018	1,405	1,536,789
				14,333,066

New Hampshire–0.27%

Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/2017	1,000	1,038,440
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2027	1,500	1,616,370
				2,654,810

New Jersey–4.45%

Gloucester (County of) Improvement Authority (Waste Management Inc.); Series 1999 B, Ref. Solid Waste RB (c)(e)	2.50%	12/01/2017	500	509,610
Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (e)	5.00%	12/01/2024	4,000	4,499,360
Monmouth (County of) Improvement Authority;
Series 2007, Governmental Loan RB (b)	5.00%	12/01/2016	5	5,230
Series 2007, Governmental Loan RB (b)	5.00%	12/01/2017	10	10,840
Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/2016	1,005	1,044,728
Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/2017	1,990	2,122,474
New Jersey (State of) Economic Development Authority (Paterson Charter School);
Series 2012 C, RB	5.00%	07/01/2022	1,800	1,804,950
Series 2012 C, RB	5.00%	07/01/2032	475	432,953

See accompanying notes which are an integral part of this schedule.

                                 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB (e)	5.00%	07/01/2021	$425	$486,260
Series 2013, Private Activity RB (e)	5.00%	01/01/2028	1,000	1,109,280
Series 2013, Private Activity RB (e)	5.50%	01/01/2026	1,390	1,617,223
Series 2013, Private Activity RB (e)	5.50%	01/01/2027	1,130	1,299,082
New Jersey (State of) Economic Development Authority; Series 2012, Ref. RB	5.00%	06/15/2023	2,000	2,182,820
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/2025	1,500	1,754,190
Series 2011, Ref. RB	5.00%	07/01/2027	2,000	2,306,460
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.) Series 2004 A, Ref. RB (b)	5.25%	07/01/2020	1,000	1,172,620
New Jersey (State of) Transportation Trust Fund Authority; Series 2010 D, Transportation System RB	5.25%	12/15/2023	3,000	3,317,880
New Jersey (State of) Turnpike Authority; Series 2013 E, Floating Rate RB (c)(f)	0.69%	01/01/2018	2,000	1,992,660
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/2024	1,000	1,168,130
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (e)	5.00%	12/01/2023	5,000	5,486,050
Tobacco Settlement Financing Corp.;
Series 2007 1-A, Asset-Backed RB	4.50%	06/01/2023	6,410	6,507,432
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	2,810	2,545,214
				43,375,446

New Mexico–1.26%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (c)	5.20%	06/01/2020	1,700	1,882,478
New Mexico (State of) Finance Authority; Series 2006 B, Sr. Lien Public Revolving Fund RB (INS-NATL) (a)	5.00%	06/01/2017	1,310	1,338,230
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/2022	2,385	2,478,397
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/2019	500	523,580
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)(c)	6.00%	08/01/2018	1,000	1,131,410
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (c)(f)	0.88%	08/01/2019	5,000	4,970,250
				12,324,345

New York–2.49%

Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 A, Civic Facility RB (b)(c)	5.75%	11/15/2017	500	549,025
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	5.75%	07/15/2017	1,000	1,069,970
Series 2009, PILOT RB	5.75%	07/15/2019	1,000	1,130,430
Build NYC Resource Corp. (Pratt Paper Inc.);
Series 2014, Ref. Waste Disposal RB (d)(e)	3.75%	01/01/2020	1,700	1,765,977
Series 2014, Ref. Waste Disposal RB (d)(e)	4.50%	01/01/2025	1,000	1,078,280
Long Island (City of) Power Authority; Series 2014 C, Ref. Floating Rate General RB (c)(f)	0.79%	11/01/2018	5,000	4,968,450
Long Island Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,539,120
Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.75%	07/01/2018	1,000	1,120,680
New York (City of) Industrial Development Agency (Queens Baseball Stadium);
Series 2009, PILOT RB (INS-AGC) (a)	5.00%	01/01/2018	200	213,894
Series 2009, PILOT RB (INS-AGC) (a)	5.00%	01/01/2019	200	219,000
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (h)	5.00%	01/15/2021	1,000	1,125,280
New York (City of); Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds (f)	0.56%	08/01/2025	3,000	2,981,040
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2021	865	868,538
Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds (INS-NATL) (a)	6.90%	03/01/2020	5	5,017
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB	4.63%	07/01/2022	1,000	1,062,360

See accompanying notes which are an integral part of this schedule.

                                 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC-Landesbank Hessen-Thüringen Girozentrale) (i)(j)	0.02%	11/01/2032	$1,600	$1,600,000
				24,297,061

North Carolina–1.61%

North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB (e)	5.00%	06/30/2026	1,700	1,890,672
Series 2015, RB (e)	5.00%	06/30/2027	1,215	1,339,270
Series 2015, RB (e)	5.00%	06/30/2029	1,340	1,455,320
Series 2015, RB (e)	5.00%	06/30/2030	705	763,268
North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB (b)	6.00%	01/01/2019	880	952,257
Series 2008 C, Power System RB (b)(c)	6.75%	01/01/2019	1,000	1,175,140
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/2024	1,800	1,836,576
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.30%	10/01/2019	250	259,643
North Carolina (State of) Municipal Power Agency #1 (Catawba); Series 2015 A, Ref. Electric RB	5.00%	01/01/2028	5,000	6,024,050
				15,696,196

North Dakota–0.15%

Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.00%	12/01/2016	105	105,245
North Dakota (State of) Public Finance Authority (State Revolving Fund Program); Series 2008 A, RB	5.50%	10/01/2019	1,195	1,343,001
				1,448,246

Ohio–2.86%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	415	335,892
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2021	1,250	1,432,675
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.25%	02/15/2019	1,175	1,322,733
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	4,000	3,468,600
Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB (b)(c)	5.00%	04/01/2018	1,555	1,701,481
Cleveland (City of); Series 2012 A, Ref. Airport System RB	5.00%	01/01/2027	2,750	3,066,772
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (d)	5.75%	01/01/2024	1,000	1,073,390
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	1,000	955,190
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2023	1,500	1,773,570
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB (c)(f)	0.85%	08/01/2019	2,000	1,997,420
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/2020	620	671,268
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (e)	5.00%	12/31/2025	1,300	1,508,078
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2006 A, Ref. PCR (c)	3.75%	12/03/2018	5,430	5,539,849
Series 2009 C, Ref. PCR	5.63%	06/01/2018	2,000	2,143,420
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)	5.88%	06/01/2016	865	883,269
				27,873,607

Oklahoma–0.58%

Chickasawa Nation; Series 2007, Health System RB (d)	5.38%	12/01/2017	110	113,724
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (c)(e)	5.00%	06/01/2025	5,000	5,536,650
				5,650,374

Oregon–0.35%

Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/2022	1,000	1,092,060

See accompanying notes which are an integral part of this schedule.

                                 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oregon–(continued)

Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/2027	$2,000	$2,273,960
				3,366,020

Pennsylvania–5.10%

Allegheny (County of) Airport Authority (Pittsburgh International Airport); Series 2010 A, Airport RB (INS-AGM) (a)(e)	5.00%	01/01/2016	1,000	1,004,180
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/2018	3,000	3,325,500
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/2021	500	505,790
Cumberland (County of) Municipal Authority (Asbury Obligated Group);
Series 2012, Ref. RB	5.00%	01/01/2022	750	810,735
Series 2012, Ref. RB	5.25%	01/01/2027	1,275	1,355,338
Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/2020	1,980	2,068,862
Girard School District;
Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	10/01/2018	700	666,995
Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	10/01/2019	250	232,773
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.25%	07/01/2020	1,685	1,758,230
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.00%	01/01/2017	340	349,245
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/2025	2,000	2,185,800
Montgomery (County of) Industrial Development Authority (PECO Energy Company); Series 1999, Ref. RB (c)(e)	2.70%	04/01/2020	4,380	4,405,842
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	1,500	1,577,175
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB (e)	5.00%	12/31/2027	5,965	6,790,138
Series 2015, RB (e)	5.00%	12/31/2034	2,550	2,784,294
Pennsylvania (State of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 B, Ref. Exempt Facilities RB (c)	5.00%	09/01/2020	3,000	3,037,470
Pennsylvania (State of) Turnpike Commission;
Series 2013 B, Floating Rate RB (f)	1.16%	12/01/2019	2,000	2,011,720
Series 2014 B-1, Ref. Floating Rate RB (f)	0.99%	12/01/2021	5,000	4,976,300
Series 2015 A-2, Ref. Floating Rate RB (f)	0.66%	12/01/2018	6,455	6,427,437
Philadelphia (City of) Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,153,140
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,149,540
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/2025	1,000	1,115,510
				49,692,014

Rhode Island–0.79%

Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. Higher Education Facility RB	5.00%	09/15/2022	1,000	1,174,540
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,567,871
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	1,021,329
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,217,138
Series 2015 B, Ref. RB	2.25%	06/01/2041	2,675	2,679,013
				7,659,891

South Carolina–1.62%

Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/2026	4,650	5,247,200
Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB	5.00%	01/01/2024	1,000	1,072,680
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/2021	2,000	2,265,360
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.00%	02/01/2019	1,000	1,107,200

See accompanying notes which are an integral part of this schedule.

                                 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, Health Facilities RB	5.00%	05/01/2023	$1,000	$1,085,670
Series 2013, Health Facilities RB	5.00%	05/01/2028	1,250	1,318,850
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2026	3,215	3,692,556
				15,789,516

South Dakota–0.13%

South Dakota (State of) Health & Educational Facilities Authority (Regional Health);
Series 2010, RB	5.00%	09/01/2021	605	689,779
Series 2010, RB	5.00%	09/01/2022	500	564,560
				1,254,339

Tennessee–1.00%

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/2019	770	841,571
Series 2012, Ref. & Improvement RB	5.00%	07/01/2022	500	563,175
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Health);
Series 2008, VRD RB (INS-AGM) (a)(j)	0.02%	06/01/2042	1,000	1,000,000
Series 2008 C, RB	5.25%	06/01/2018	1,000	1,094,320
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.); Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/2029	650	685,158
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.25%	09/01/2016	125	127,468
Tennessee Energy Acquisition Corp.;
Series 2006 C, Gas RB	5.00%	02/01/2023	1,360	1,576,050
Series 2006 C, Gas RB	5.00%	02/01/2024	3,225	3,716,877
Series 2006 C, Gas RB	5.00%	02/01/2027	150	174,111
				9,778,730

Texas–13.79%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (e)	4.85%	04/01/2021	1,000	1,009,460
Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, Education RB	5.88%	03/01/2024	300	309,264
Series 2014 A, Education RB	6.63%	03/01/2029	1,000	1,043,080
Austin (City of); Series 2009, Water & Wastewater System RB	5.00%	11/15/2024	1,500	1,711,815
Bowie (County of) Industrial Development Corp. (Texarkana Newspapers Inc.); Series 1985, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (i) (j)	0.04%	11/01/2025	3,300	3,300,000
Brownsville (City of); Series 2008 A, Ref. Utilities System RB (INS-AGM) (a)	5.00%	09/01/2023	1,240	1,355,332
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin);
Series 2005 A, RB	5.50%	04/01/2023	1,670	1,877,748
Series 2005 A, RB	5.50%	04/01/2025	1,610	1,789,596
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/2033	1,250	1,485,175
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/2030	3,000	3,073,560
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/2018	1,500	1,641,645
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/2016	35	35,133
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB (e)	5.25%	11/01/2026	2,000	2,367,900
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2022	150	167,258
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	167,007
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	294,985
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,095,500
Greenville (City of);
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/2025	2,355	2,574,698
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/2026	2,475	2,705,893

See accompanying notes which are an integral part of this schedule.

                                 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Gulf Coast Waste Disposal Authority;
Series 2013, Bayport Area System RB (INS-AGM) (a)	5.00%	10/01/2021	$1,250	$1,446,425
Series 2013, Bayport Area System RB (INS-AGM) (a)	5.00%	10/01/2023	2,610	3,034,516
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, First Mortgage RB	4.00%	01/01/2023	1,325	1,371,282
Series 2013 A, First Mortgage RB	5.00%	01/01/2033	1,090	1,108,813
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Floating Rate Hospital RB (f)	0.76%	06/01/2020	2,000	1,979,880
Harris County Cultural Education Facilities Finance Corp. (Texas Childrens Hospital); Series 2015, Floating Rate RB (c)(f)	0.98%	06/01/2020	5,000	4,999,800
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,654,275
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (b)(c)	7.00%	12/01/2018	500	588,825
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.25%	11/15/2024	1,950	2,148,296
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	2,500	2,734,650
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/2023	500	512,585
Houston (City of);
Series 2007 A, Ref. Public Improvement Limited Tax GO Bonds (INS-NATL) (a)	5.00%	03/01/2016	1,000	1,012,190
Series 2011 A, Ref. Sub Lien Airport System RB (e)	5.00%	07/01/2025	1,000	1,130,420
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (c)(f)	0.76%	06/01/2017	9,000	8,993,160
Series 2015 C, Ref. Airport System RB (e)	5.00%	07/15/2020	5,000	5,298,000
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	5.88%	05/15/2021	720	808,603
Series 2012 A, RB	4.00%	02/15/2022	565	592,566
Katy (City of) Independent School District; Series 2015 C, Ref. Floating Rate Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (c)(f)	0.68%	08/15/2019	3,000	3,001,290
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.00%	02/15/2024	350	378,210
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.25%	01/01/2033	1,600	1,785,664
New Hope Cultural Education Facilities Corp. (Wesleyan Homes Inc.);
Series 2014, Retirement Facilities RB	4.00%	01/01/2016	420	420,596
Series 2014, Retirement Facilities RB	5.25%	01/01/2029	1,500	1,564,320
Series 2014, Retirement Facilities RB	5.50%	01/01/2035	1,400	1,433,096
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2029	620	661,063
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, Education RB (d)	4.63%	08/15/2025	1,000	1,012,010
North Texas Tollway Authority;
Series 2008, Ref. First Tier RB (b)(c)	6.00%	01/01/2018	875	967,111
Series 2008, Ref. First Tier RB	6.00%	01/01/2023	125	136,644
Series 2014 C, Ref. Floating Rate First Tier RB (c)(f)	0.68%	01/01/2020	5,000	4,945,450
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 B-1, TEMPS-75SM Retirement Facility RB	6.13%	11/15/2020	500	500,750
Series 2014 B-2, TEMPS-50SM Retirement Facility RB	5.00%	11/15/2019	750	751,245
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	6.38%	07/01/2033	500	352,325
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/2021	1,475	1,733,922
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System);
Series 2009, Ref. Hospital RB (b)(c)	5.75%	11/15/2018	435	494,399
Series 2009, Ref. Hospital RB (b)(c)	5.75%	11/15/2018	565	642,151
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.00%	11/15/2017	500	526,145
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008, Ref. RB (b)(c)	5.75%	07/01/2016	20	20,539
Series 2008, Ref. RB (INS-AGC) (a)	5.75%	07/01/2018	1,045	1,117,272

See accompanying notes which are an integral part of this schedule.

                                 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, TEMPS-75SM Retirement Facility RB	7.25%	11/15/2016	$2,680	$2,307,668
Texas (State of) (Transportation Commission); Series 2014, Floating Rate Unlimited Tax GO Bonds (c)(f)	0.39%	10/01/2018	5,000	4,957,100
Texas (State of) Transportation Commission; Series 2006 A, State Highway Fund First Tier RB (b)(c)	5.00%	04/01/2016	2,000	2,032,140
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, First Tier CAB RB (b)(g)	0.00%	08/15/2018	3,280	3,186,159
Series 2002 A, First Tier CAB RB (INS-AMBAC) (a)(g)	0.00%	08/15/2018	2,420	2,331,525
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2033	5,000	5,570,450
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	12,105	14,808,046
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2021	2,600	3,017,716
Series 2012, Gas Supply RB	5.00%	12/15/2022	500	583,760
Series 2012, Gas Supply RB	5.00%	12/15/2023	3,950	4,581,170
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools);
Series 2012 A, Education RB	4.63%	08/15/2022	500	522,540
Series 2012 A, Education RB	5.00%	08/15/2027	585	606,698
				134,368,509

Utah–0.38%

Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB (b)(g)	0.00%	07/01/2017	1,750	1,698,638
Utah (State of) Transit Authority;
Series 2012, Ref. Sales Tax RB	5.00%	06/15/2021	535	626,678
Series 2012, Ref. Sales Tax RB	5.00%	06/15/2022	505	600,475
Series 2012, Ref. Sales Tax RB	5.00%	06/15/2023	655	769,939
				3,695,730

Virgin Islands–0.86%

Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. Marine RB (e)	5.00%	09/01/2022	1,320	1,499,216
Series 2014 A, Ref. Marine RB (e)	5.00%	09/01/2023	1,000	1,143,320
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/2017	1,000	1,059,280
Series 2012 A, RB (d)	4.00%	10/01/2022	1,800	1,918,188
Virgin Islands (Government of) Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2019	2,500	2,750,250
				8,370,254

Virginia–0.67%

Dulles Town Center Community Development Authority (Dulles Town Center); Series 2012, Ref. Special Assessment RB	4.25%	03/01/2026	700	701,918
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	4.00%	12/01/2022	1,000	1,018,980
Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB	5.13%	05/15/2024	1,000	1,122,790
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (e)	5.00%	01/01/2027	2,500	2,714,200
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/2019	535	591,721
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/2017	384	395,923
				6,545,532

Washington–2.29%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/2025	1,000	1,166,560
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/2023	1,000	1,095,940
FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/2026	2,000	2,244,820
Kalispel Tribe of Indians; Series 2008, RB	6.20%	01/01/2016	100	100,964

See accompanying notes which are an integral part of this schedule.

                                 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Seattle (City of);
Series 2007, Ref. Solid Waste RB (b)(c)	5.00%	02/01/2017	$1,555	$1,635,596
Series 2007, Ref. Solid Waste RB	5.00%	02/01/2018	240	251,959
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/2023	1,725	1,965,258
Seattle (Port of) (SEATAC Fuel Facilities LLC);
Series 2013, Ref. Special Facility RB (e)	5.00%	06/01/2021	650	751,569
Series 2013, Ref. Special Facility RB (e)	5.00%	06/01/2024	1,560	1,808,914
Tes Properties; Series 2009, RB	5.00%	12/01/2024	1,000	1,113,930
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2027	500	579,170
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.13%	10/01/2024	1,500	1,635,795
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 B-2, TEMPS-65SM RB (d)	4.88%	01/01/2022	2,250	2,261,160
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/2022	3,260	3,777,655
Washington (State of); Series 2005 C, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(g)	0.00%	06/01/2016	1,885	1,881,607
				22,270,897

West Virginia–0.39%

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/2022	250	257,263
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2011 A, Ref. Solid Waste Disposal Facilities RB (c)(e)	2.25%	09/01/2016	3,000	3,020,340
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	500	530,385
				3,807,988

Wisconsin–1.37%

Milwaukee (County of);
Series 2010 B, Ref. Airport RB (e)	5.00%	12/01/2022	1,250	1,387,662
Series 2010 B, Ref. Airport RB (e)	5.00%	12/01/2023	1,000	1,102,910
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (e)	5.38%	11/01/2021	1,370	1,458,557
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (c)	5.13%	08/15/2016	1,000	1,031,620
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	1,650	1,887,204
Series 2012, RB	5.00%	06/01/2026	1,000	1,136,440
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (e)	5.30%	09/01/2023	390	405,557
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada); Series 2015, RB	5.50%	12/01/2035	1,875	1,881,394
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 B, TEMPS-50SM RB	3.75%	11/15/2019	1,000	1,003,150
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.00%	04/01/2022	950	978,044
Series 2015, Ref. RB	5.00%	04/01/2025	1,000	1,026,350
				13,298,888

Wyoming–0.11%

Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/2025	1,000	1,084,880
TOTAL INVESTMENTS(l)–101.35% (Cost $943,810,507)				987,712,351
FLOATING RATE NOTE OBLIGATIONS–(2.93)%
Notes with interest and fee rates ranging from 0.54% to 0.66% at 11/30/2015 and contractual maturities of collateral ranging from 12/15/2020 to 07/01/2031 (See Note 1D) (m)				(28,525,000)
OTHER ASSETS LESS LIABILITIES–1.58%				15,393,705
NET ASSETS–100.00%				$974,581,056

See accompanying notes which are an integral part of this schedule.

                                 Invesco Intermediate Term Municipal Income Fund

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.	MFH	—	Multi-Family Housing

AGM	—	Assured Guaranty Municipal Corp.	NATL	—	National Public Finance Guarantee Corp.

AMBAC	—	American Municipal Bond Assurance Corp.	PCR	—	Pollution Control Revenue Bonds

BHAC	—	Berkshire Hathaway Assurance Corp.	PILOT	—	Payment-in-Lieu-of-Tax

CAB	—	Capital Appreciation Bonds	RAB	—	Revenue Anticipation Bonds

CEP	—	Credit Enhancement Provider	RB	—	Revenue Bonds

COP	—	Certificates of Participation	Ref.	—	Refunding

Ctfs.	—	Certificates	Sec.	—	Secured

FTA	—	Federal Transit Administration	Sr.	—	Senior

GO	—	General Obligation	Sub.	—	Subordinated

IDR	—	Industrial Development Revenue Bonds	TEMPS	—	Tax-Exempt Mandatory Paydown Securities

INS	—	Insurer	VRD	—	Variable Rate Demand

LOC	—	Letter of Credit	Wts.	—	Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $37,846,710, which represented 3.88% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(g)	Zero coupon bond issued at a discount.

(h)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2015 was $1,298, which represented less than 1% of the Fund’s Net Assets.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.3%

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2015. At November 30, 2015, the Fund’s investments with a value of $49,738,963 are held by TOB Trusts and serve as collateral for the $28,525,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

                                 Invesco Intermediate Term Municipal Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

                                 Invesco Intermediate Term Municipal Income Fund

D.	Floating Rate Note Obligations – (continued)

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2015 was $144,285,787 and $51,258,046, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$45,725,916
Aggregate unrealized (depreciation) of investment securities	(2,247,082)
Net unrealized appreciation of investment securities	$43,478,834
Cost of investments for tax purposes is $944,233,517.

                                 Invesco Intermediate Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2015

invesco.com/us	LTMI-QTR-1	11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.69%

Alabama–1.37%

Alabama (State of) 21st Century Authority; Series 2012 A, Tobacco Settlement RB	5.00%	06/01/2019	$1,750	$1,964,183
Alabama (State of) Public School & College Authority; Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/2018	1,000	1,098,240
Birmingham (City of) Airport Authority; Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/2016	2,335	2,376,656
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/2017	2,465	2,567,544
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/2018	1,985	2,100,527
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/2019	1,410	1,517,752
Series 2003 A, Ref. RB (INS-AGM) (a)	4.50%	07/01/2020	1,375	1,497,100
Birmingham (City of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2006 C-1, RB (b)(c)	4.10%	11/03/2016	2,000	2,066,200
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	4.25%	08/01/2018	3,540	3,830,032
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	4.25%	08/01/2019	3,535	3,906,741
Huntsville (City of) Health Care Authority; Series 2010 A, RB	5.00%	06/01/2018	2,740	2,964,598
				25,889,573

Alaska–0.38%

Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation); Series 2004 A, RB (INS-AGM) (a)	5.13%	04/01/2019	1,000	1,118,380
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/2021	765	883,942
Alaska (State of) International Airports System; Series 2006 B, Ref. RB (INS-NATL) (a)	5.00%	10/01/2027	1,135	1,175,361
North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/2019	1,000	1,153,430
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC) (a)	5.13%	06/01/2024	650	719,218
Valdez (City of) (BP Pipelines); Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/2021	1,800	2,061,756
				7,112,087

Arizona–1.00%

Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS-AGC) (a)	4.00%	07/01/2018	1,250	1,339,850
Arizona (State of); Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/2016	3,000	3,114,030
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/2018	2,000	2,215,680
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/2019	1,000	1,138,190
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/2021	2,000	2,272,700
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/2022	2,000	2,258,400
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/2023	2,000	2,252,400
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2007, Ref. RB	5.25%	05/15/2019	1,200	1,342,176
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	07/01/2023	1,500	1,680,150
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2019	500	557,400
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (b)(d)	5.00%	07/01/2017	750	801,082
				18,972,058

California–7.51%

Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/2025	1,520	1,716,582
Bay Area Toll Authority; Series 2014 G, Toll Bridge Floating Rate RB (b)(c)	0.61%	04/01/2020	9,000	8,934,210
California (State of) Department of Water Resources; Series 2014 AT, Water System Floating Rate RB (b)(c)	0.31%	12/01/2017	9,000	8,970,660

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2009 D, Ref. RB (b)	5.00%	10/18/2016	$6,000	$6,241,260
Series 2013 B, RB (b)	5.00%	10/17/2017	9,495	10,221,652
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (d)	5.10%	02/01/2019	505	540,451
Series 2010 B, RB (b)(d)	5.50%	02/01/2020	1,250	1,474,250
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-3, TEMPS-40SM RB	2.10%	10/01/2019	2,250	2,250,607
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008 A, RB (INS-Cal-Mortgage) (a)	5.00%	08/15/2017	385	412,143
Series 2008 A, RB (INS-Cal-Mortgage) (a)	5.25%	08/15/2019	325	362,070
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB (b)(d)	5.05%	10/01/2018	1,500	1,667,430
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB (b)(c)	0.96%	05/01/2017	6,000	6,012,660
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2020	1,900	2,184,525
Series 2011, Ref. Unlimited Tax GO Bonds	5.00%	09/01/2017	2,000	2,150,720
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (c)	1.01%	05/01/2019	4,000	4,040,360
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2017	10,000	10,722,100
Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2006 A, Ref. IDR	1.65%	07/01/2018	3,000	3,002,250
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/2021	1,500	1,342,545
Golden State Tobacco Securitization Corp.; Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2019	1,000	1,132,660
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2020	1,250	1,446,600
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2021	1,000	1,178,960
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(e)	0.00%	08/01/2025	3,000	2,310,870
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/2017	1,000	979,870
Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/2020	1,000	911,080
Inland Valley Development Agency; Series 2011 C, Tax Allocation RB (b)(d)	4.50%	03/01/2016	2,500	2,527,200
Irvine (City of) (Reassessment District No. 13-1); Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2017	575	603,790
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2018	450	481,878
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/2024	1,000	1,121,170
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2008 C, Sub. RB (b)(d)	5.00%	05/15/2018	1,000	1,100,510
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2021	2,000	2,392,900
Monterey (County of) (2009 Refinancing); Series 2009, COP (INS-AGM) (a)	5.00%	08/01/2016	1,000	1,031,540
Series 2009, COP (INS-AGM) (a)	5.00%	08/01/2019	2,360	2,685,940
New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/2020	2,530	2,881,746
Northern California Power Agency; Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/2016	1,000	1,023,830
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/2020	1,000	1,136,300
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/2021	1,000	1,124,820
Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2023	1,300	1,062,529
Sacramento (County of); Series 2009 B, Sr. Airport System RB	5.00%	07/01/2018	1,000	1,094,590
Series 2009 D, Sub. & Passenger Facility Charge Grant Airport System RB (INS-AGC) (a)	5.13%	07/01/2025	1,500	1,641,075
Series 2010, Ref. COP	5.00%	02/01/2016	4,665	4,698,635
Series 2010, Ref. COP	5.00%	02/01/2017	4,000	4,162,120
Series 2010, Ref. COP	5.25%	02/01/2018	3,000	3,240,390
Series 2010, Ref. COP	5.25%	02/01/2019	1,500	1,647,645
Series 2010, Sr. Airport System RB	5.00%	07/01/2023	500	565,065

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/2026	$2,000	$2,278,160
San Pablo (City of) Successor Agency to the Redevelopment Agency; Series 2014 A, Ref. Tax Allocation RB (INS-AGM) (a)	4.00%	06/15/2018	450	483,772
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS-NATL) (a)	4.38%	01/01/2024	1,000	1,048,690
Southern California Metropolitan Water District; Series 2012 B-2, Ref. Floating Rate RB (b)(c)	0.39%	03/27/2018	2,000	1,989,820
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2022	1,900	1,640,232
Series 2009 B-1, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2023	2,000	1,667,180
Tustin Unified School District (Community Facilities District No. 88-1); Series 2015, Ref. Special Tax RB	5.00%	09/01/2022	1,500	1,783,215
Series 2015, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,199,580
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2022	1,000	1,170,660
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2023	650	770,393
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2024	1,500	1,772,385
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(b)	3.20%	06/01/2020	4,355	4,360,923
Vernon (City of); Series 2009 A, Electric System RB (b)(d)	5.13%	08/01/2019	945	1,042,571
Series 2009 A, Electric System RB	5.13%	08/01/2021	2,055	2,268,535
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/2027	1,000	1,342,090
West Sacramento (City of) Area Flood Control Agency; Series 2008, Special Assessment RB (b)(d)	5.13%	09/01/2016	1,075	1,113,893
				142,362,287

Colorado–0.62%

Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB (INS-AGM) (a)	5.00%	12/01/2020	1,000	1,088,740
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB (b)(d)	6.75%	12/01/2018	640	723,366
Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.); Series 2003 A, Hospital RB (INS-AGM) (a)	5.25%	05/15/2026	1,000	1,083,300
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/2019	2,795	3,125,732
Colorado School of Mines Board of Trustees; Series 2009, Ref. & Improvement Enterprise RB (b)(d)	5.00%	12/01/2018	160	178,928
Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds (b)(d)	5.00%	06/01/2019	1,000	1,134,630
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.13%	11/15/2023	1,525	1,890,619
Series 2008, Natural Gas Purchase RB	6.25%	11/15/2028	2,000	2,523,580
				11,748,895

Connecticut–2.27%

Connecticut (State of) (Transportation Infrastructure); Series 2009 A, Special Tax Obligation RB	5.00%	12/01/2016	2,000	2,092,900
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB (INS-AGM) (a)	4.00%	07/01/2022	2,590	2,889,585
Connecticut (State of) Health & Educational Facility Authority (Yale New Haven Health); Series 2014 B, Floating Rate RB (b)(c)	0.68%	07/01/2019	9,000	9,079,830
Connecticut (State of) Health & Educational Facility Authority (Yale University); Series 2015 A, Ref. RB (b)	1.38%	07/11/2018	8,000	8,092,720
Connecticut (State of); Series 2013 A, Floating Rate Unlimited Tax GO Bonds (c)	0.56%	03/01/2019	4,350	4,310,937
Series 2014 C, Ref. Unlimited Tax GO Bonds	5.00%	06/15/2018	7,000	7,696,360
Series 2014 C, Ref. Unlimited Tax GO Bonds	5.00%	12/15/2018	7,000	7,819,840
New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB	5.13%	06/01/2023	1,000	1,079,170
				43,061,342

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Delaware–0.14%

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 A, RB	4.05%	07/01/2022	$1,000	$ 1,055,310
Series 2009 A, RB	5.00%	07/01/2018	1,540	1,669,853
				2,725,163

District of Columbia–0.42%

District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	4.75%	03/01/2017	1,390	1,416,021
District of Columbia (Georgetown University); Series 2001 C, University RB (b)	5.25%	04/01/2023	2,000	2,199,620
Series 2011, University RB (b)	5.00%	04/01/2021	2,055	2,374,552
District of Columbia; Series 2011 E, Ref. Income Tax Sec. Floating Rate RB (c)	0.61%	12/01/2015	2,000	2,000,000
				7,990,193

Florida–4.96%

Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	1,000	1,148,790
Citizens Property Insurance Corp. (High Risk Account); Series 2009 A-1, Sr. Sec. RB (INS-AGC) (a)	5.00%	06/01/2016	2,000	2,046,660
Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	1,055	1,123,976
Series 2010 A-1, Sr. Sec. RB (INS-AGM) (a)	5.00%	06/01/2017	4,000	4,249,520
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2017	5,000	5,308,250
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2022	8,000	9,431,840
Series 2015 A, Floating Rate Sr. Sec. RB (c)	0.96%	06/01/2020	5,000	4,969,500
Series 2015 A-1, RB	5.00%	06/01/2018	1,500	1,616,235
Escambia (County of) (Gulf Power Co.); Series 1997, Ref. PCR (b)	2.10%	04/11/2019	2,000	2,028,460
Series 2009, Solid Waste Disposal RB (b)	1.40%	12/01/2017	2,500	2,500,975
Florida (State of) (Department of Transportation); Series 2015, Ref. Right-of-Way Unlimited Tax GO Bonds	5.00%	07/01/2025	7,100	8,886,360
Florida (State of) Board of Education; Series 2009 A, Lottery RB	5.00%	07/01/2023	2,000	2,220,280
Series 2009 A, Lottery RB	5.25%	07/01/2024	1,715	1,913,648
Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS-NATL) (a)	5.00%	07/01/2018	1,335	1,385,276
Florida (State of) Department of Transportation; Series 2015 B, Ref. Turnpike RB	5.00%	07/01/2017	3,025	3,229,793
Series 2015 B, Ref. Turnpike RB	5.00%	07/01/2022	3,860	4,645,163
Florida (State of) Mid-Bay Bridge Authority; Series 2015 A, Ref. RB	5.00%	10/01/2022	1,485	1,714,640
Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,162,390
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 A, RB	4.00%	10/01/2016	500	514,410
Series 2011 A, RB	4.00%	04/01/2017	500	521,530
Gulf Breeze (City of) (2010 A Loan Program - Loans to City of Pensacola); Series 2010 A, Capital Funding RB (INS-AGM) (a)	5.00%	10/01/2016	1,495	1,549,822
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB (f)	4.50%	12/01/2020	3,050	3,440,186
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2005 I, Hospital RB	5.00%	11/15/2016	2,000	2,087,720
Hillsborough (County of) School Board; Series 2015, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	10/01/2020	2,200	2,546,984
Series 2015, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	10/01/2021	1,700	1,999,030
Series 2015, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	10/01/2022	1,500	1,787,730
Kissimmee (City of) Utility Authority; Series 2003, Ref. Electric System RB (INS-AGM) (a)	5.00%	10/01/2017	1,900	2,035,907
Series 2003, Ref. Electric System RB (INS-AGM) (a)	5.25%	10/01/2016	1,500	1,557,555
Miami (City of) (Homeland Defense); Series 2007, Ref. Limited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/2016	1,000	1,003,790
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (a)	5.00%	10/01/2028	750	828,840
Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO Bonds	5.00%	07/01/2017	500	533,110

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB (INS-AGC) (a)	5.00%	06/01/2018	$1,000	$1,088,190
Series 2009, Public Facilities RB (INS-AGC) (a)	5.50%	06/01/2029	2,455	2,762,906
Miami-Dade (County of) (Miami International Airport); Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/2026	1,000	1,109,910
Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/2029	1,000	1,114,730
Miami-Dade (County of) Transit System Sales Surtax Revenue; Series 2015, Ref. RB	5.00%	07/01/2019	1,350	1,529,010
Miami-Dade (County of); Series 2008 C, Ref. Water & Sewer System RB (b)(d)	5.00%	10/01/2018	1,500	1,669,125
Series 2008 C, Ref. Water & Sewer System RB (b)(d)	5.13%	10/01/2018	1,525	1,702,266
Series 2008 C, Ref. Water & Sewer System RB (b)(d)	5.50%	10/01/2018	1,500	1,690,065
Pasco (County of); Series 2009 A, Water & Sewer RB	5.00%	10/01/2016	750	779,310
Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP (INS-AGC) (a)	6.25%	09/01/2027	500	551,445
				93,985,327

Georgia–4.33%

Atlanta (City of); Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	4.13%	11/01/2019	970	1,078,281
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/2017	1,500	1,621,035
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/2020	1,500	1,704,585
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/2021	1,500	1,675,455
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/2027	2,000	2,537,800
Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle); Series 1994, PCR (b)	2.20%	04/02/2019	4,000	4,092,120
Series 1994, PCR (b)	2.20%	04/02/2019	1,000	1,023,030
Series 2012, PCR (b)	1.75%	06/01/2017	6,450	6,521,982
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (b)	2.40%	04/01/2020	2,000	2,026,760
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/2020	2,440	2,748,319
Fayette (County of) Hospital Authority (Fayette Community Hospital); Series 2009 A, RAC	4.38%	06/15/2020	2,500	2,734,650
Series 2009 A, RAC	4.50%	06/15/2021	2,500	2,718,775
Fulton (County of) Development Authority (Catholic Health East); Series 2010, Health System RB (d)	4.00%	11/15/2016	2,460	2,544,575
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/2029	2,830	3,093,473
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2012, Retirement Community RB	5.00%	11/15/2022	2,000	2,247,700
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2010 A, RAC	5.00%	02/15/2016	1,245	1,256,765
Series 2014 B, Ref. Floating Rate RB (b)(c)	0.96%	02/18/2020	7,000	6,935,320
Glynn-Brunswick Memorial Hospital Authority; Series 2008, RAC (b)(d)	5.00%	08/01/2018	900	994,833
Series 2008, RAC	5.00%	08/01/2020	100	110,077
Series 2008, RAC (b)(d)	5.25%	08/01/2018	900	1,000,746
Series 2008, RAC	5.25%	08/01/2023	100	109,419
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (a)	5.25%	07/01/2029	2,000	2,222,360
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	4.00%	08/01/2019	635	693,280
Series 2009, RAC	5.00%	08/01/2024	1,260	1,397,012
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2010, RAC (INS-AGM) (a)	3.50%	08/01/2020	2,000	2,101,640
Series 2010, RAC (INS-AGM) (a)	5.00%	08/01/2021	1,500	1,686,915
Metropolitan Atlanta Rapid Transit Authority; Series 2000 B, Sales Tax Floating Rate Second Indenture RB (b)(c)	0.29%	07/01/2017	13,500	13,452,615
Monroe (County of) Development Authority (Georgia Power Co. Plant Sherer); Series 1995, PCR (b)	2.00%	06/13/2019	3,500	3,545,045

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Private Colleges & Universities Authority (Mercer University); Series 2012 A, RB	4.00%	10/01/2016	$1,660	$1,705,351
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/2029	2,500	2,736,450
South Regional Joint Development Authority (Valdosta State University Parking & Health Center); Series 2007, RB (INS-SGI) (a)	5.00%	08/01/2020	1,385	1,482,878
Series 2007, RB (INS-SGI) (a)	5.00%	08/01/2021	1,490	1,611,241
Series 2007, RB (INS-SGI) (a)	5.00%	08/01/2022	605	654,229
				82,064,716

Guam–0.36%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.00%	12/01/2015	1,085	1,085,119
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2019	1,000	1,136,580
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2020	1,595	1,848,972
Guam (Territory of); () Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2019	1,000	1,123,150
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2020	1,500	1,708,845
				6,902,666

Idaho–0.43%

Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/2019	1,000	1,138,710
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB	5.25%	07/15/2025	500	556,905
Idaho (State of) Housing & Finance Association; Series 2009 B, Class III, Single Family Mortgage RB	5.65%	07/01/2026	150	157,095
Regents of the University of Idaho; Series 2007 B, General RB (INS-AGM) (a)(b)	4.50%	04/01/2018	1,760	1,880,120
Series 2011, Ref. General RB (b)	5.25%	04/01/2021	3,770	4,387,187
				8,120,017

Illinois–6.12%

Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/2023	1,260	1,388,822
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/2025	1,145	1,260,427
Chicago (City of) (Midway Airport); Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2020	2,000	2,283,240
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2019	400	445,524
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2020	500	570,810
Chicago (City of) (O’Hare International Airport); Series 2008 A, Ref. Passenger Facility Charge RB (INS-AGM) (a)	5.00%	01/01/2016	1,400	1,405,824
Series 2010 C, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/2021	1,025	1,179,416
Series 2015 B, Ref. RB	5.00%	01/01/2022	3,650	4,288,203
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	5,921,050
Chicago (City of) Transit Authority (FTA Section 5307 Urbanized Area Formula Funds); Series 2015, Ref. Capital Grant Receipts RB	5.00%	06/01/2018	4,500	4,831,560
Series 2015, Ref. Capital Grant Receipts RB	5.00%	06/01/2021	8,000	9,006,320
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/2023	2,500	2,684,900
Chicago (City of); Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2024	3,205	3,429,030
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2021	1,000	1,118,430
Cook (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2019	2,015	2,218,696
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2020	5,150	5,632,091
Cook County School District No. 144 (Prairie Hills); Series 2010 A, School Limited Tax GO Bonds (d)	4.00%	12/01/2016	870	900,937
Series 2010 A, School Limited Tax GO Bonds (d)	4.25%	12/01/2020	555	632,794

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

DeKalb County Community Unit School District No. 428; Series 2010, School Building Unlimited Tax CAB GO Bonds (e)	0.00%	01/01/2019	$1,000	$945,190
Series 2010, School Building Unlimited Tax CAB GO Bonds (e)	0.00%	01/01/2020	1,000	914,660
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2010 D, Ref. RB	5.00%	04/01/2020	1,200	1,346,256
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2018	465	501,363
Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (g)(h)	0.01%	12/17/2015	11,000	11,000,000
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS-AGM) (a)	5.00%	05/15/2017	2,000	2,087,900
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS-AGM) (a)	5.25%	03/01/2022	1,275	1,467,678
Series 2005, RB (INS-AGM) (a)	5.25%	03/01/2023	1,500	1,715,040
Illinois (State of) Finance Authority (The Peoples Gas Light & Coke Company); Series 2010 B, Ref. Gas Supply RB (b)	1.88%	08/01/2020	7,000	7,024,150
Illinois (State of); Series 2010, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2016	3,450	3,462,696
Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/2016	2,420	2,428,978
Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/2017	800	832,344
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2021	2,500	2,747,975
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2016	6,600	6,715,302
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2020	2,500	2,723,725
Kane & DeKalb Counties Community Unit School District No. 302 (Kaneland); Series 2008, School Building Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	02/01/2028	1,500	1,513,230
Kendall, Kane & Will Counties Community Unit School District No. 308; Series 2007, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	02/01/2023	5,795	6,056,586
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	4.38%	10/01/2021	1,020	1,077,008
Northern Illinois Municipal Power Agency (Prairie State Power); Series 2007 A, RB (INS-NATL) (a)	5.00%	01/01/2019	1,000	1,074,390
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/2020	1,850	2,122,709
Series 2010, RB	5.50%	06/01/2023	1,000	1,167,770
Springfield (City of); Series 2015, Ref. Sr. Lien Electric RB	5.00%	03/01/2023	2,000	2,344,760
St. Clair (County of) (Alternative Revenue Source); Series 2009, Ref. Unlimited Tax GO Bonds (d)	5.00%	10/01/2019	625	715,794
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2019	375	425,464
Series 2009, Ref. Unlimited Tax GO Bonds (b)(d)	5.00%	10/01/2019	970	1,110,912
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2021	510	564,968
Will County Community Unit School District No. 365 (Valley View); Series 2011 B, Ref. Unlimited Tax GO Bonds	5.00%	11/01/2017	1,060	1,138,769
Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Junior College); Series 2008, Unlimited Tax GO Bonds (b)(d)	5.75%	06/01/2018	240	268,320
Series 2008, Unlimited Tax GO Bonds	5.75%	06/01/2027	1,195	1,315,253
				116,007,264

Indiana–2.00%

Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/2022	1,000	1,112,220
Indiana (State of) Finance Authority (CWA Authority); Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/2018	410	454,702
Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/2019	335	381,294
Indiana (State of) Finance Authority (Republic Services, Inc.); Series 2010 B, Ref. Economic Development RB (b)(c)	0.50%	03/01/2016	4,000	4,000,000
Indiana (State of) Municipal Power Agency; Series 2011 A, Power Supply System RB	5.00%	01/01/2021	250	291,490
Series 2011 A, Power Supply System RB	5.00%	01/01/2022	250	295,100
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/2029	1,040	1,160,172
Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB (INS-AGM) (a)	5.13%	01/15/2024	2,285	2,533,699

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS-AGC) (a)	5.00%	01/15/2022	$2,470	$2,633,564
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 A, Ref. PCR (b)	1.75%	06/01/2018	4,500	4,518,135
University of Southern Indiana; Series 2009 J, Student Fee RB (INS-AGC) (a)	5.00%	10/01/2023	400	443,964
Whiting (City of) (BP Products North America); Series 2008, Environmental Facilities RB (b)	1.85%	10/01/2019	20,000	20,133,600
				37,957,940

Iowa–1.04%

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.38%	06/15/2028	1,825	2,015,932
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/2018	1,000	1,084,840
Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/2019	500	559,240
Iowa Student Loan Liquidity Corp.; Series 2009 1, RB	5.00%	12/01/2015	2,500	2,500,300
Series 2009 1, RB	5.00%	12/01/2016	2,525	2,628,550
Series 2009 1, RB	5.25%	12/01/2017	2,500	2,694,650
Series 2009 1, RB	5.25%	12/01/2018	2,500	2,766,725
Series 2009 2, RB	5.40%	12/01/2023	2,500	2,713,425
Series 2009 3, RB	5.00%	12/01/2019	2,500	2,803,825
				19,767,487

Kansas–1.14%

Dodge City (City of); Series 2009, Sales Tax RB (INS-AGC) (a)	5.00%	06/01/2021	1,000	1,119,540
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.00%	11/15/2016	1,000	1,043,260
Series 2009 D, Hospital RB	5.00%	11/15/2024	1,585	1,703,352
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2024	500	562,770
Kansas (State of) Development Finance Authority; Series 2015 G, RB	5.00%	04/01/2019	3,000	3,364,860
Series 2015 G, RB	5.00%	04/01/2027	5,000	5,830,250
Series 2015 G, RB	5.00%	04/01/2028	5,000	5,784,850
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	4.00%	09/01/2017	1,000	1,054,070
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2021	1,000	1,182,500
				21,645,452

Kentucky–3.41%

Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (INS-AGC) (a)	5.25%	02/01/2028	1,030	1,096,847
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	5.75%	12/01/2028	550	592,961
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010-A, Hospital RB	5.00%	06/01/2019	3,150	3,534,206
Series 2015, Ref. Hospital RB	5.00%	06/01/2016	640	653,830
Series 2015, Ref. Hospital RB	5.00%	06/01/2018	1,100	1,188,759
Kentucky (State of) Economic Development Finance Authority (Republic Services, Inc.); Series 2010 B, Ref. Solid Waste Disposal RB (b)(c)	0.50%	03/01/2016	5,000	5,000,000
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2010 A, Power System RB (INS-AGM) (a)	4.00%	09/01/2016	800	820,696
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/2021	5,860	6,717,025
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/2022	4,560	5,191,879
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/2023	1,000	1,135,490
Series 2015 B, Ref. Floating Rate Power System RB (b)(c)	1.41%	09/01/2018	3,000	2,998,800

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Kentucky (State of) Municipal Power Agency; Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2026	$2,000	$2,338,420
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2027	3,380	3,921,915
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2028	2,870	3,298,807
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/2017	5,000	5,304,900
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR (b)	2.20%	08/01/2019	3,000	3,077,370
Series 2007 B, Ref. Environmental Facilities RB (b)	1.60%	06/01/2017	4,000	4,035,720
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District; Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/2020	10,000	11,536,700
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (a)	5.00%	10/01/2024	2,000	2,187,000
				64,631,325

Louisiana–3.61%

Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB (b)(d)	5.25%	01/01/2020	1,000	1,174,550
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.); Series 2011, Ref. RB (INS-AGM) (a)	3.00%	12/01/2015	1,750	1,750,140
Series 2011, Ref. RB (INS-AGM) (a)	4.00%	12/01/2017	1,690	1,787,564
Series 2011, Ref. RB (INS-AGM) (a)	4.00%	12/01/2018	1,775	1,916,485
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB (INS-AGM) (a)	4.00%	04/01/2018	1,600	1,704,416
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles); Series 2009, Ref. RB (INS-AGC) (a)	4.00%	04/01/2016	1,435	1,451,402
Series 2009, Ref. RB (INS-AGC) (a)	4.00%	04/01/2018	1,555	1,658,345
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/2018	1,000	1,088,970
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS-AGC) (a)	5.00%	10/01/2026	1,500	1,657,680
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (a)	5.00%	02/01/2029	1,000	1,118,830
Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS-AGC) (a)	5.00%	07/01/2022	500	528,085
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2008, Ref. RB (INS-AGC) (a)	5.75%	07/01/2018	355	377,152
Series 2009 A, Ref. RB	5.00%	07/01/2016	1,000	1,024,650
Series 2009 A, Ref. RB	5.25%	07/01/2020	1,000	1,149,310
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB (b)(d)	5.00%	06/01/2017	1,000	1,064,710
Louisiana Citizens Property Insurance Corp.; Series 2006 B, Assessment RB (d)	5.00%	06/01/2016	1,000	1,023,460
Series 2006 C-3, Assessment RB (INS-AGC) (a)	6.13%	06/01/2025	1,550	1,732,745
Series 2015, Ref. RB	5.00%	06/01/2018	5,000	5,463,400
Series 2015, Ref. RB (INS-AGM) (a)	5.00%	06/01/2022	8,125	9,568,406
New Orleans (City of) Aviation Board (Consolidated Rental Car); Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.00%	01/01/2016	1,250	1,254,338
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.13%	01/01/2017	1,730	1,799,771
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.25%	01/01/2018	1,575	1,687,408
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.50%	01/01/2019	1,100	1,217,436
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/2020	1,890	2,095,670
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/2025	1,000	1,106,130
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/2019	500	555,460
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	6.00%	01/01/2023	1,025	1,157,276

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

New Orleans (City of); Series 2009, Ref. Sewerage Service RB (b)(d)	6.25%	06/01/2019	$1,000	$1,178,250
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2018	500	545,690
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2019	500	560,255
Series 2014, Ref. Water RB	5.00%	12/01/2019	1,000	1,128,680
Series 2015, Ref. Unlimited Tax GO Bonds	4.00%	12/01/2017	750	793,575
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2022	500	591,225
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2023	500	596,680
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2024	1,000	1,201,160
Plaquemines (Parish of) Law Enforcement District; Series 2009, Limited Tax GO Bonds	4.50%	09/01/2017	920	960,811
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (b)	4.00%	06/01/2022	2,865	3,061,424
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/2020	1,000	1,075,430
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/2019	2,540	2,826,690
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/2022	5,000	5,830,350
				68,464,009

Maine–0.14%

Lewiston (City of) (UBS Financial Services, Inc.); Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.00%	12/15/2019	750	785,415
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.00%	12/15/2020	870	910,942
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.50%	12/15/2023	950	998,954
				2,695,311

Maryland–0.32%

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2015, Ref. Floating Rate RB (b)(c)	0.68%	05/15/2018	3,000	2,995,230
Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health); Series 2008, RB (b)(d)	5.00%	07/01/2017	145	154,924
Series 2008, RB (b)(d)	5.00%	07/01/2017	145	154,924
Series 2008, RB	5.00%	07/01/2018	855	909,164
Series 2008, RB (INS-AGC) (a)	5.00%	07/01/2020	855	910,361
Montgomery (County of) Housing Opportunities Commission; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/2016	1,000	1,016,420
				6,141,023

Massachusetts–0.97%

Massachusetts (State of) Development Finance Agency (Boston University); Series 2013 U-1-R, Floating Rate RB (b)(c)	0.59%	03/30/2017	2,000	1,996,700
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (INS-AGC) (a)	4.00%	11/15/2017	730	770,281
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2010 A, RB (b)(d)	2.25%	09/01/2016	920	932,714
Massachusetts (State of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	4.00%	04/15/2020	250	268,278
Series 2015, Ref. RB	5.00%	04/15/2025	750	856,088
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB (INS-AGC) (a)	5.00%	07/01/2023	1,095	1,209,515
Massachusetts (State of) Development Finance Agency (Partners HealthCare System); Series 2014 M, Floating Rate RB (b)(c)	0.56%	01/30/2018	8,795	8,777,058
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009 A, Ref. RB	6.00%	07/01/2024	1,500	1,710,795
Worcester (City of); Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	4.00%	11/01/2016	1,860	1,921,715
				18,443,144

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–4.71%

Michigan (State of) Building Authority (Facilities Program); Series 2009 I, Ref. RB (INS-AGC) (a)	5.00%	10/15/2023	$7,150	$8,046,538
Series 2009 I, Ref. RB (INS-AGC) (a)	5.25%	10/15/2024	1,040	1,178,757
Series 2009 II, RB	4.00%	10/15/2016	1,950	2,010,704
Series 2009 II, RB (INS-AGM) (a)	5.00%	10/15/2021	1,180	1,332,574
Series 2009 II, RB (INS-AGM) (a)	5.00%	10/15/2022	520	586,248
Series 2015 I, Ref. RB	5.00%	04/15/2019	1,750	1,968,908
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/2020	3,500	3,962,805
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/2021	4,000	4,574,360
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/2022	10,000	11,562,100
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	2,068,280
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-1, Ref. Floating Rate RB (b)(c)	0.75%	10/15/2018	9,740	9,753,636
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Floating Rate Hospital RB (b)(c)	0.69%	12/01/2020	10,000	9,922,700
Michigan (State of) Finance Authority; Series 2014 H-1, Ref. RB	5.00%	10/01/2018	1,135	1,249,192
Series 2014 H-1, Ref. RB	5.00%	10/01/2019	850	956,412
Michigan (State of) Hospital Finance Authority (Henry Ford Health System); Series 2009, Ref. RB	5.00%	11/15/2019	1,500	1,650,000
Series 2009, Ref. RB	5.50%	11/15/2018	1,000	1,095,660
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 A, Ref. RB (d)	5.25%	05/15/2018	1,100	1,214,972
Michigan (State of) Municipal Bond Authority (Local Government Loan Program); Series 2009 A, City of Grand Rapids Downtown Development RB	5.00%	05/01/2021	1,515	1,701,693
Series 2009 A, City of Grand Rapids Downtown Development RB	5.13%	05/01/2023	300	337,410
Series 2009 A, City of Grand Rapids Downtown Development RB	5.25%	05/01/2024	500	563,600
Series 2009 C, State Qualified School RB (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/2016	1,860	1,893,368
Michigan (State of); Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/2019	3,000	3,435,120
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/2023	1,500	1,675,350
Regents of the University of Michigan; Series 2012 E, Floating Rate RB (b)(c)	0.44%	04/02/2018	5,785	5,742,075
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group); Series 2009 W, Ref. RB (d)	5.25%	08/01/2016	3,000	3,098,250
Series 2009 W, Ref. RB (d)	5.25%	08/01/2017	2,000	2,151,900
Series 2009 W, Ref. RB (d)	5.50%	08/01/2019	1,775	2,054,154
Wayne State University Board of Governors; Series 2009 A, Ref. General RB	5.00%	11/15/2017	2,000	2,155,360
Ypsilanti School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	05/01/2018	1,270	1,378,598
				89,320,724

Minnesota–1.22%

Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care); Series 1995 B, Health Care RB (INS-AGM) (a)	5.00%	08/15/2019	1,400	1,575,546
Series 1995 B, Health Care RB (INS-AGM) (a)	5.00%	08/15/2021	1,350	1,547,154
Series 2010 A, Health Care Facilities RB	5.00%	08/15/2020	730	843,887
Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission; Series 2007 B, Ref. Sub. RB (INS-NATL) (a)	5.00%	01/01/2019	2,930	3,069,028
Series 2009 A, Ref. Sr. RB	4.00%	01/01/2016	135	135,450
Series 2009 A, Ref. Sr. RB	5.00%	01/01/2020	1,000	1,116,720
Series 2011, Ref. RB	5.00%	01/01/2020	1,500	1,724,025
Series 2011, Ref. RB	5.00%	01/01/2021	1,240	1,454,408
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	4.00%	02/15/2020	1,500	1,649,400
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/2016	570	575,216
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/2021	1,500	1,701,825

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2009 Seven-A, RB	4.00%	10/01/2016	$1,000	$1,028,900
Series 2009 Seven-A, RB	4.50%	10/01/2022	1,000	1,097,380
Series 2009 Six-X, RB	5.00%	04/01/2024	500	526,970
Minnesota (State of) Housing Finance Agency; Series 2009 A, Residential RB	5.20%	01/01/2023	80	83,488
Series 2009 B, Residential RB	5.45%	07/01/2024	105	111,722
St. Cloud (City of) (CentraCare Health System); Series 2010 B, Health Care RB	5.00%	05/01/2016	1,000	1,019,260
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare); Series 2009, Health Care RB	5.00%	02/01/2016	1,470	1,479,996
Series 2009, Health Care RB	5.25%	02/01/2021	2,175	2,397,416
				23,137,791

Mississippi–0.36%

Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB	4.63%	09/01/2026	1,695	1,849,432
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS-AGC) (a)	5.00%	07/01/2024	1,000	1,102,050
Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation RB (b)(d)	5.00%	07/01/2017	1,160	1,239,390
Mississippi (State of) Development Bank (Mississippi Power Co.); Series 2007 A, Special Obligation RB (INS-AMBAC) (a)	5.00%	07/01/2016	1,000	1,025,340
Mississippi (State of) Development Bank; Series 2007 A, Special Obligation RB (INS-AMBAC) (a)	5.00%	07/01/2017	1,585	1,682,953
				6,899,165

Missouri–1.07%

Cass (County of); Series 2007, Hospital RB	5.00%	05/01/2017	500	511,060
Kansas City (City of); Series 2010 B, Ref. Special Obligation RB	4.13%	01/01/2021	2,000	2,165,120
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	5.00%	03/01/2025	555	584,171
Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (f)	5.00%	03/01/2025	695	730,820
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care); Series 2010 B, Health Facilities RB	5.00%	06/01/2019	1,000	1,124,030
Series 2010 B, Health Facilities RB	5.00%	06/01/2021	4,645	5,360,237
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/2020	1,000	1,153,520
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street); Series 2015 A, Ref. Power Project RB	5.00%	06/01/2027	2,600	3,082,742
Series 2015 A, Ref. Power Project RB	5.00%	12/01/2027	1,140	1,348,506
St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS-AGM) (a)	5.00%	07/01/2020	1,125	1,196,257
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.00%	09/01/2023	1,385	1,526,589
St. Louis Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (b)(d)	5.00%	01/15/2017	1,500	1,574,505
				20,357,557

Montana–0.26%

Montana (State of) Facility Finance Authority (Master Loan Program - Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB (CEP-State of Montana Board of Investments)	4.63%	07/01/2018	1,010	1,104,324
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, Ref. RB	4.00%	01/01/2020	1,000	1,107,100
Series 2010 B, Ref. RB	5.00%	01/01/2019	2,500	2,795,825
				5,007,249

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nebraska–0.15%

Central Plains Energy Project (No. 3); Series 2012, Gas Project RB	5.00%	09/01/2022	$2,420	$2,806,740

Nevada–1.96%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2015, Ref. Passenger Facility Charge RB	5.00%	07/01/2019	1,875	2,124,338
Series 2015, Ref. Passenger Facility Charge RB	5.00%	07/01/2022	2,000	2,390,360
Clark (County of) Department of Aviation; Series 2014 B, Airport RB	5.00%	07/01/2018	7,200	7,925,616
Clark (County of); Series 2006, Bond Bank Limited Tax GO Bonds (INS-AMBAC) (a)	5.00%	11/01/2021	5,235	5,458,796
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/2022	1,000	1,120,840
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/2023	4,000	4,477,520
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/2024	1,855	2,071,905
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/2025	1,500	1,671,000
Sr. Series 2010 D, Airport System RB	4.00%	07/01/2017	2,000	2,101,640
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	4,100	4,544,645
Las Vegas (City of) Valley Water District; Series 2009 D, Ref. Limited Tax GO Bonds	5.00%	06/01/2016	500	511,915
Reno (City of) (Washoe Medical Center); Series 2004 C, Hospital RB (INS-AGM) (a)	5.00%	06/01/2017	1,365	1,444,511
Series 2005 A, Hospital RB (INS-AGM) (a)	5.25%	06/01/2017	1,300	1,380,561
				37,223,647

New Hampshire–0.15%

Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/2017	500	519,220
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital); Series 2011, RB	5.25%	10/01/2025	525	595,376
Series 2011, RB	5.50%	10/01/2026	510	581,140
New Hampshire (State of) Housing Finance Authority; Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/2023	265	277,993
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/2028	175	185,007
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/2029	720	757,260
				2,915,996

New Jersey–2.63%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.00%	06/01/2021	1,500	1,643,595
Series 2010 A, RB	5.25%	06/01/2020	1,295	1,439,017
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2010, Ref. RB	5.00%	12/15/2016	245	254,575
Series 2010, Ref. RB (d)	5.00%	12/15/2016	385	403,211
Series 2010, Ref. RB (d)	5.00%	12/15/2017	1,487	1,613,915
Series 2010, Ref. RB	5.00%	12/15/2017	63	66,273
New Jersey (State of) Economic Development Authority; Series 2004, Cigarette Tax RB (d)	5.50%	06/15/2016	1,805	1,856,027
Series 2012, Ref. RB	5.00%	06/15/2019	1,000	1,081,550
New Jersey (State of) Transportation Trust Fund Authority; Series 2005 B, Transportation System RB (INS-AGC) (a)	5.50%	12/15/2021	6,000	6,965,880
Series 2010 D, Transportation System RB	5.25%	12/15/2023	2,000	2,211,920
Series 2011 B, Transportation System RB	5.00%	06/15/2019	1,000	1,072,870
Series 2011 B, Transportation System RB	5.00%	06/15/2020	1,000	1,082,020
Series 2011 B, Transportation System RB	5.00%	06/15/2021	1,000	1,085,830
New Jersey (State of) Turnpike Authority; Series 2009 H, RB	5.00%	01/01/2020	2,000	2,221,840
Series 2009 H, RB	5.00%	01/01/2021	2,000	2,212,220
Series 2013 D, Floating Rate RB (b)(c)	0.69%	01/01/2018	4,000	3,987,440
Series 2013 E, Floating Rate RB (b)(c)	0.69%	01/01/2018	3,000	2,988,990
Series 2014-B-3, Floating Rate RB (b)(c)	0.70%	01/01/2018	2,750	2,756,050

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)
New Jersey Transit Corp.; Series 2014 A, Grant Anticipation RB	5.00%	09/15/2017	$5,000	$5,292,200
Series 2014 A, Grant Anticipation RB	5.00%	09/15/2018	5,000	5,407,750
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB (INS-AGC) (a)	5.00%	12/01/2021	1,130	1,265,521
Perth Amboy (City of) Board of Education; Series 2010, Ref. COP (INS-AGC) (a)	4.00%	12/15/2015	1,395	1,397,009
South Jersey Port Corp.; Series 2009 P-2, Marine Terminal RB	4.00%	01/01/2016	1,505	1,509,033
				49,814,736

New Mexico–0.85%
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/2022	3,955	4,109,878
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (b)(c)	0.88%	08/01/2019	12,000	11,928,600
				16,038,478

New York–7.06%
Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Projects at SUNY Buffalo); Series 2010 A, Student Housing Facility RB (INS-AGM) (a)	4.00%	10/01/2016	1,000	1,027,370
Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.); Series 2009 A, Resource Recovery RB	5.00%	01/01/2018	445	480,306
Series 2009 A, Resource Recovery RB	5.00%	01/01/2019	365	405,603
Long Island (City of) Power Authority; Series 2014 C, Ref. Floating Rate General RB (b)(c)	0.79%	11/01/2018	5,000	4,968,450
Metropolitan Transportation Authority; Subseries 2014 D-2, SIFMA Floating Rate Transportation RB (b)(c)	0.37%	11/15/2017	8,000	7,940,080
Nassau (County of) Industrial Development Agency (New York Institute of Technology); Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/2017	930	973,282
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/2019	1,585	1,747,304
New York (City of) Transitional Finance Authority; Series 2009 S-5, Building Aid RB	5.00%	01/15/2016	2,000	2,012,060
Series 2009 S-5, Building Aid RB	5.00%	01/15/2017	1,875	1,966,612
Series 2011 E, Future Tax Sec. Sub. RB	5.00%	11/01/2018	3,800	4,235,176
New York (City of); Series 2013 G, Unlimited Tax GO Bonds	5.00%	08/01/2019	2,910	3,308,350
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2020	5,365	6,263,155
Series 2014 B, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2020	5,945	6,940,252
Series 2014 J, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2019	10,000	11,368,900
Subseries 2008 J-1, Unlimited Tax GO Bonds	5.00%	08/01/2017	750	803,228
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds (c)	0.56%	08/01/2025	3,250	3,229,460
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/2019	500	563,015
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB (b)(d)	5.50%	07/01/2019	2,925	3,384,693
New York (State of) Dormitory Authority (Personal Income Tax); Series 2015 E, Ref. RB	5.00%	03/15/2023	4,000	4,857,760
New York (State of) Dormitory Authority (Sales Tax); Series 2015 A, Ref. RB	5.00%	03/15/2019	15,000	16,901,700
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB (b)(d)	5.75%	10/01/2018	1,000	1,130,830
New York (State of) Power Authority; Series 2015 A, Ref. RB	5.00%	11/15/2017	3,250	3,521,992
New York (State of) Thruway Authority; Series 2013 A, Jr. General RB	5.00%	05/01/2019	10,000	11,241,400
New York State Urban Development Corp.; Series 2010 A, Personal Income Tax RB	5.00%	03/15/2019	10,000	11,247,100
Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS-AGC) (a)	4.00%	10/01/2019	910	973,928
Tobacco Settlement Financing Corp.; Series 2011 A, Asset-Backed RB	3.00%	06/01/2016	3,000	3,040,860
Series 2011 A, Asset-Backed RB	4.00%	06/01/2017	4,000	4,199,040
Triborough Bridge and Tunnel Authority; Subseries 2014 ABCD-3, Ref. Floating Rate RB (INS-AGM) (a)(c)	0.26%	01/01/2017	7,250	7,243,765
Subseries 2014 ABCD-4, Ref. Floating Rate RB (INS-AGM) (a)(c)	0.36%	01/01/2018	6,500	6,483,425

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Yonkers (City of); Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	11/15/2020	$655	$756,525
Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	11/15/2022	500	565,645
				133,781,266

North Carolina–0.89%

Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System); Series 2007 A, Ref. Health Care RB	5.00%	01/15/2019	1,000	1,047,680
Series 2009 A, Ref. Health Care RB	5.00%	01/15/2020	3,500	3,928,855
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB (d)	6.00%	01/01/2019	305	330,044
North Carolina (State of) Medical Care Commission (Wake Forest Baptist); Series 2012, Ref. Floating Rate Health Care Facilities RB (b)(c)	0.75%	12/01/2017	4,200	4,181,016
North Carolina (State of) Municipal Power Agency #1 (Catawba); Series 2015 A, Ref. Electric RB	5.00%	01/01/2028	1,615	1,945,768
Series 2015 B, Ref. Electric RB	5.00%	01/01/2022	1,875	2,226,525
North Carolina (State of); Series 2011, Vehicle Grant Anticipation RB (b)	4.00%	03/01/2018	2,000	2,103,280
Oak Island (Town of); Series 2008 A, Enterprise System RB (INS-NATL) (a)	5.00%	06/01/2020	1,065	1,162,543
				16,925,711

Ohio–4.98%

Akron (City of); Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (a)	5.00%	03/01/2016	2,675	2,706,511
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (a)	5.00%	03/01/2018	2,010	2,186,297
Allen (County of) (Catholic Healthcare Partners); Series 2010 B, Hospital Facilities RB	5.00%	09/01/2016	1,000	1,033,450
Series 2010 B, Hospital Facilities RB	5.00%	09/01/2018	2,000	2,210,100
Series 2010 B, Hospital Facilities RB	5.00%	09/01/2020	2,920	3,368,629
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/2023	2,850	3,242,188
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/2016	1,430	1,456,898
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/2017	1,985	2,089,987
Cleveland (City of); Series 2006 A, Airport System RB (INS-AMBAC) (a)	5.25%	01/01/2021	3,980	4,575,488
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/2018	2,000	2,150,500
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/2019	2,000	2,204,580
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/2020	4,000	4,396,440
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/2023	2,000	2,184,320
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/2027	1,000	1,082,770
Series 2011 A, Airport System RB	5.00%	01/01/2017	7,605	7,932,699
Series 2011 A, Airport System RB	5.00%	01/01/2022	2,315	2,628,821
Franklin (County of) (OhioHealth Corp.); Series 2011 D, Ref. Hospital Facilities RB (b)	4.00%	08/01/2016	2,500	2,559,375
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	4.00%	12/01/2016	250	256,913
Series 2011 A, Hospital Facilities RB	5.00%	12/01/2018	170	185,145
Series 2011 A, Hospital Facilities RB	5.75%	12/01/2026	250	291,553
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB (b)(c)	0.85%	08/01/2019	10,000	9,987,100
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B-1, Hospital RB	4.75%	01/01/2020	3,000	3,358,530
Series 2009 B-1, Hospital RB	4.75%	01/01/2021	1,000	1,113,030
Series 2009 B-1, Hospital RB	5.00%	01/01/2022	1,000	1,131,050
Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/2024	1,000	1,152,740
Ohio (State of) (Republic Services, Inc.); Series 2010, Ref. Solid Waste RB (b)(c)	0.50%	03/01/2016	7,000	7,000,000

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2006 A, Ref. PCR (b)	3.75%	12/03/2018	$3,500	$3,570,805
Series 2009, Ref. PCR (b)	2.25%	09/15/2016	1,450	1,452,016
Series 2009, Ref. PCR (b)	3.10%	03/01/2019	3,000	3,018,870
Series 2009 A, RB	5.70%	08/01/2020	7,620	8,322,259
Series 2009 C, Ref. PCR	5.63%	06/01/2018	3,200	3,429,472
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/2019	1,825	2,089,443
				94,367,979

Oklahoma–0.74%

Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/2019	2,000	2,217,560
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/2020	1,000	1,089,260
Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/2029	1,280	1,395,213
Oklahoma (State of) Municipal Power Authority; Series 2008 A, Power Supply System RB	5.25%	01/01/2018	300	326,058
Series 2008 A, Power Supply System RB (b)(d)	5.38%	01/01/2018	250	273,095
Series 2008 A, Power Supply System RB (b)(d)	5.88%	01/01/2018	250	275,673
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/2019	2,165	2,342,140
Tulsa (County of) Industrial Authority; Series 2003 A, Capital Improvements RB	4.00%	05/15/2016	5,000	5,085,050
Series 2005 A, Capital Improvements RB	4.00%	05/15/2017	1,000	1,047,490
				14,051,539

Oregon–0.68%

Lane (County of); Series 2009 A, Limited Tax GO Bonds	4.00%	11/01/2016	1,000	1,031,000
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (b)(d)	5.00%	04/01/2019	500	564,225
Oregon (State of) Facilities Authority (Legacy Health System); Series 2010 A, Ref. RB	5.00%	03/15/2016	1,490	1,509,102
Oregon (State of) Facilities Authority (PeaceHealth); Series 2009 A, Ref. RB	5.00%	11/01/2016	1,880	1,957,869
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	4.00%	10/01/2016	1,000	1,024,310
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/2029	1,000	1,118,950
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP-Oregon School Bond Guaranty) (e)	0.00%	06/15/2023	2,500	2,099,925
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/2017	3,400	3,651,940
				12,957,321

Pennsylvania–5.56%

Allegheny (County of) Sanitary Authority; Series 2015, Ref. RB	5.00%	12/01/2020	2,500	2,902,825
Bethel Park School District; Series 2009, Limited Tax GO Bonds	4.00%	08/01/2017	800	841,920
Bethlehem (City of); Series 2014, Gtd. Ref. Water RB	5.00%	11/15/2020	1,475	1,692,371
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/2021	1,400	1,630,538
Delaware (County of) Authority (Villanova University); Series 2010, RB	4.00%	12/01/2016	500	518,095
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/2025	1,000	1,092,900
Montgomery (County of) Industrial Development Authority (PECO Energy Company); Series 1994 A, Ref. RB (b)	2.55%	06/01/2020	5,000	5,026,500
Series 1999 A, Ref. RB (b)	2.50%	04/01/2020	6,000	6,030,660
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	4.00%	03/01/2016	250	252,130
Pennsylvania (State of) Economic Development Financing Authority (Waste Management); Series 2009, Solid Waste Disposal RB (b)	1.55%	12/03/2018	2,000	2,000,000
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University); Series 2009, RB	4.25%	08/01/2019	3,000	3,283,170
Series 2009, RB	5.00%	08/01/2017	1,000	1,068,600
Series 2009, RB	5.00%	08/01/2021	775	865,675

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/2021	$7,285	$8,443,242
Pennsylvania (State of) Turnpike Commission; Series 2008 C-1, Sub. RB (INS-AGC) (a)	6.00%	06/01/2023	500	555,975
Series 2009 B, Sub. RB	5.00%	06/01/2021	3,550	3,958,782
Series 2009 B, Sub. RB	5.25%	06/01/2024	2,500	2,791,050
Series 2011 A, RB	5.00%	12/01/2022	1,500	1,786,740
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,799,535
Series 2012 B, Floating Rate RB (c)	0.56%	12/01/2016	5,000	5,006,600
Series 2013 B, Floating Rate RB (c)	1.16%	12/01/2019	3,000	3,017,580
Series 2014 B-1, Ref. Floating Rate RB (c)	0.61%	12/01/2018	3,000	2,986,800
Series 2015 A-2, Ref. Floating Rate RB (c)	0.66%	12/01/2018	11,545	11,495,703
Philadelphia (City of) (1998 General Ordinance); Tenth Series 2011, Ref. Gas Works RB (INS-AGM) (a)	4.00%	07/01/2017	1,000	1,049,520
Philadelphia (City of) Gas Works; Series 2015, Ref. RB	5.00%	08/01/2022	2,250	2,653,560
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,760,480
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/2027	1,320	1,295,910
Philadelphia (City of); Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	4.50%	08/01/2020	2,150	2,373,041
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/2021	2,500	2,834,325
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/2022	5,000	5,660,500
Series 2009 B, Limited Tax GO Bonds (b)(d)	5.75%	07/15/2016	1,000	1,033,900
Series 2009 B, Limited Tax GO Bonds (b)(d)	6.00%	07/15/2016	1,000	1,035,460
Series 2009 B, Limited Tax GO Bonds (b)(d)	6.25%	07/15/2016	2,000	2,074,040
Series 2010 A, Ref. Water & Wastewater RB (INS-AGM) (a)	5.00%	06/15/2019	1,000	1,132,750
Pittsburgh Public School District; Series 2009 A, Limited Tax GO Bonds (d)	4.00%	09/01/2019	860	951,031
Series 2009 A, Limited Tax GO Bonds (INS-AGC) (a)	4.00%	09/01/2019	2,245	2,454,997
Reading (City of); Series 2008, Unlimited Tax GO Bonds (b)(d)	5.63%	11/01/2018	440	498,560
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.63%	11/01/2023	1,060	1,171,215
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB (b)(d)	6.00%	07/01/2020	500	604,915
Spring-Ford Area School District; Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/2016	685	689,699
Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/2017	620	638,606
St. Mary Hospital Authority (Catholic Health East); Series 2010 A, Health System RB	5.00%	11/15/2018	2,645	2,943,224
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (INS-AGM) (a)	5.50%	04/01/2024	500	553,500
				105,456,624

Rhode Island–0.77%

Rhode Island (State of) Student Loan Authority; Sr. Series 2009 A, Student Loan Program RB	4.75%	12/01/2015	1,150	1,150,127
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS-AGC) (a)	6.13%	05/15/2027	500	570,590
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS-AGC) (a)	5.25%	09/15/2029	1,265	1,408,072
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	2,435	2,776,557
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,600	1,815,696
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	2,163,802
Series 2015 B, Ref. RB	2.25%	06/01/2041	4,745	4,752,117
				14,636,961

South Carolina–1.23%

Oconee (County of) (Duke Energy Carolinas); Series 1993, Ref. Facilities PCR	3.60%	02/01/2017	1,000	1,033,040

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

Piedmont Municipal Power Agency; Series 2009 A-3, Ref. Electric RB	5.00%	01/01/2016	$2,225	$2,234,011
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/2020	2,000	2,282,380
SCAGO Educational Facilities Corporation for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2015	2,000	2,000,280
Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,674,102
South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/2018	545	583,210
South Carolina (State of) Educational Facilities Authority (Furman University); Series 2006 B, VRD RB (h)	0.01%	10/01/2039	5,000	5,000,000
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2010, Ref. Hospital RB	5.00%	02/01/2016	1,140	1,148,539
Series 2010, Ref. Hospital RB	5.00%	02/01/2018	1,000	1,077,790
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.00%	08/01/2021	1,300	1,480,479
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2005 A, Ref. Hospital RB (INS-AGM) (a)	4.00%	08/01/2017	1,500	1,568,760
Spartanburg (City of) Sanitary Sewer District; Series 2009 B, Ref. Conv. Sewer System RB (INS-AGC) (a)	4.00%	03/01/2016	1,110	1,119,602
Spartanburg Regional Health Services District, Inc.; Series 2008 D, Ref. Hospital RB (INS-AGC) (a)	5.25%	04/15/2020	1,000	1,096,970
				23,299,163

South Dakota–0.44%

Rapid City (City of); Series 2009, Water RB (f)	5.00%	11/01/2021	1,170	1,324,885
Series 2009, Water RB (f)	5.00%	11/01/2024	1,620	1,834,455
Series 2009, Water RB (f)	5.00%	11/01/2025	1,650	1,868,427
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/2021	1,000	1,140,130
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health); Series 2009, RB	5.00%	11/01/2016	500	520,335
Series 2009, RB	5.00%	11/01/2017	430	462,938
Series 2009, RB	5.00%	11/01/2024	1,000	1,119,010
				8,270,180

Tennessee–1.22%

Chattanooga (City of) & Hamilton (County of) Hospital Authority (Erlanger Health System); Series 2004, Ref. RB (INS-AGM) (a)	4.50%	10/01/2016	2,500	2,572,200
Jackson (City of); Series 2008, Ref. Hospital Improvement RB (b)(d)	5.25%	04/01/2018	740	814,696
Series 2008, Ref. Hospital Improvement RB	5.25%	04/01/2023	260	281,845
Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/2022	2,165	2,509,170
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/2020	860	954,970
Series 2012, Ref. & Improvement RB	5.00%	07/01/2021	885	991,598
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)	5.00%	09/01/2017	1,000	1,072,240
Tennessee Energy Acquisition Corp.; Series 2006 A, Gas RB	5.25%	09/01/2018	4,800	5,276,688
Series 2006 A, Gas RB	5.25%	09/01/2021	4,385	5,106,420
Series 2006 C, Gas RB	5.00%	02/01/2022	3,090	3,557,610
				23,137,437

Texas–12.57%

Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/2024	1,500	1,565,760

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/2016	$1,295	$1,319,178
Series 2009, Ref. Waterworks System RB	5.00%	05/01/2019	2,500	2,802,750
Series 2009, Ref. Waterworks System RB	5.00%	05/01/2020	2,500	2,779,100
Series 2009, Ref. Waterworks System RB	5.00%	05/01/2021	2,500	2,752,475
Series 2009, Ref. Waterworks System RB	5.00%	05/01/2022	2,500	2,746,150
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	5.00%	08/15/2023	750	857,332
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds	5.00%	08/15/2022	1,100	1,243,132
Dallas (County of) Utility & Reclamation District; Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	02/15/2019	1,200	1,256,616
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.15%	02/15/2021	3,000	3,132,450
Dickinson Independent School District Series 2013, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)	1.05%	08/01/2017	5,150	5,157,055
Fort Bend Independent School District (School Building); Series 2015 B, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)	2.00%	08/01/2017	8,000	8,139,200
Fort Worth (City of); Series 2015 A, Ref. & Improvement Water & Sewer System RB	5.00%	02/15/2022	6,975	8,348,308
Fort Worth Independent School District; Series 2015, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2023	9,945	12,087,252
Series 2015, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2024	4,700	5,765,913
Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/2021	1,000	1,119,790
Harris (County of); Series 2015 B, Ref. Permanent Improvement Limited Tax GO Bonds	5.00%	10/01/2017	4,385	4,722,470
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Floating Rate Hospital RB (c)	0.61%	06/01/2018	1,750	1,736,350
Series 2013 B, Ref. Floating Rate Hospital RB (c)	0.71%	06/01/2019	2,065	2,051,061
Series 2014 B, Floating Rate Hospital RB (b)(c)	0.59%	12/01/2019	10,000	9,887,100
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System); Series 2009, Ref. RB (d)	5.00%	02/15/2017	1,700	1,790,236
Series 2009, Ref. RB (d)	5.00%	02/15/2018	2,000	2,179,800
Series 2009, Ref. RB (d)	5.00%	02/15/2019	1,000	1,125,550
Series 2009, Ref. RB (b)(d)	5.63%	02/15/2019	2,500	2,863,075
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/2019	485	554,069
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2009, Hospital RB	5.00%	10/01/2024	1,750	1,971,515
Harris County Cultural Education Facilities Finance Corp. (Texas Childrens Hospital); Series 2015, Floating Rate RB (b)(c)	0.98%	06/01/2020	5,000	4,999,800
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS-AGC) (a)	5.00%	05/15/2023	1,500	1,669,695
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2021	535	597,638
Series 2013 A, Ref. RB	5.00%	06/01/2022	855	963,517
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership);
Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	4,000	4,375,440
Series 2008, Solid Waste Disposal RB	4.70%	05/01/2018	7,320	7,780,867
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2016	250	256,710
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2017	340	362,236
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2018	500	549,580
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2019	250	275,513
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (b)(c)	0.76%	06/01/2017	11,000	10,991,640
Houston Independent School District; Series 2014 A-1-R, Schoolhouse Limited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)(c)	3.00%	06/01/2016	3,000	3,039,240
Series 2014 A-2-R, Schoolhouse Limited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)	4.00%	06/01/2017	8,500	8,891,085

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Katy (City of) Independent School District; Series 2015 C, Ref. Floating Rate Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)(c)	0.68%	08/15/2019	$7,000	$7,003,010
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB (b)(d)	5.75%	08/15/2019	365	425,090
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs. (INS-AGC) (a)	5.00%	10/01/2027	1,230	1,342,545
Leander Independent School District; Series 2014 D, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (e)	0.00%	08/15/2027	5,675	3,952,808
Lower Colorado River Authority; Series 2009, RB	5.25%	05/15/2029	455	507,530
Series 2009, Ref. RB (b)(d)	5.25%	05/15/2019	5	5,690
Series 2009, Ref. RB (b)(d)	5.25%	05/15/2019	10	11,380
Series 2009, Ref. RB (b)(d)	5.25%	05/15/2019	30	34,140
Series 2015 D, Ref. RB	5.00%	05/15/2017	2,500	2,651,750
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (d)	5.50%	02/15/2016	1,505	1,521,389
Series 2009, Ref. & Improvement RB (d)	5.50%	02/15/2017	2,100	2,219,343
Mansfield (City of); Series 2008, Limited Tax GO Ctfs.	6.13%	02/15/2026	500	552,375
Mission Economic Development Corp. (Waste Management, Inc.); Series 2006, Solid Waste Disposal RB	1.80%	12/01/2018	3,000	3,010,050
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM) (a)	4.00%	04/01/2018	200	211,434
Series 2014 A, Student Housing RB (INS-AGM) (a)	4.00%	04/01/2020	325	352,957
North Fort Bend Water Authority; Series 2009, Water System RB (INS-AGC) (a)	5.00%	12/15/2024	2,000	2,271,440
North Texas Tollway Authority; Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/2021	2,000	2,222,600
Series 2008 E-3, Ref. First Tier System RB (b)(d)	5.75%	01/01/2016	2,610	2,622,450
Series 2011 A, Ref. First Tier Floating Rate RB (b)(c)	0.81%	01/01/2019	8,000	7,976,880
Series 2011 B, Ref. First Tier System RB	5.00%	01/01/2019	500	557,550
Series 2014 C, Ref. Floating Rate First Tier RB (b)(c)	0.68%	01/01/2020	5,000	4,945,450
Northside Independent School District (School Building); Series 2015, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)	1.65%	08/01/2018	2,250	2,272,050
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	02/15/2026	1,000	1,105,530
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/2024	500	550,910
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center); Series 2009 A, Hospital RB (INS-AGC) (a)	5.00%	09/01/2022	595	670,624
Series 2009 A, Hospital RB (INS-AGC) (a)	5.00%	09/01/2024	1,280	1,426,637
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/2019	4,405	4,638,289
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2010 A, Hospital RB	5.00%	12/01/2015	525	525,073
Series 2010 A, Hospital RB	5.00%	12/01/2017	1,250	1,352,187
Texas (State of) (Transportation Commission); Series 2014, Floating Rate Unlimited Tax GO Bonds (b)(c)	0.39%	10/01/2018	5,000	4,957,100
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS-AMBAC) (a)(e)	0.00%	08/15/2018	3,070	2,957,761
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	10,700	13,089,310
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2019	3,500	3,972,745
Series 2012, Gas Supply RB	5.00%	12/15/2021	3,900	4,526,574
Series 2012, Gas Supply RB	5.00%	12/15/2022	500	583,760
Series 2012, Gas Supply RB	5.00%	12/15/2023	8,050	9,336,309
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/2026	1,500	1,617,210
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB	5.00%	07/01/2021	1,285	1,442,618
Uptown Development Authority (Infrastructure Improvement Facilities); Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/2022	900	985,266
Series 2009, Tax Increment Allocation Contract RB	5.10%	09/01/2023	1,455	1,595,844
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/2025	450	499,689

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

West Harris County Regional Water Authority; Series 2009, Water System RB	5.00%	12/15/2016	$1,000	$1,046,480
				238,256,475

Utah–0.23%

Intermountain Power Agency; Subseries 2014-A, Ref. Sub. Power Supply RB	5.00%	07/01/2019	2,500	2,835,275
Riverton (City of) (IHC Health Services, Inc.); Series 2009, Hospital RB	5.00%	08/15/2018	1,310	1,447,249
				4,282,524

Vermont–0.06%

Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS-AGM) (a)	5.00%	12/01/2022	1,000	1,084,670

Virgin Islands–0.49%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.75%	10/01/2019	1,225	1,361,845
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/2018	1,875	1,985,344
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2016	1,000	1,031,970
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2017	1,000	1,059,280
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2018	1,000	1,082,860
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	500	553,745
Series 2010 A, Sr. Lien RB	5.00%	10/01/2016	345	356,029
Series 2010 B, Sub. Lien RB	5.00%	10/01/2025	750	812,895
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, Electric System RB (INS-AGM) (a)	5.00%	07/01/2022	1,000	1,128,480
				9,372,448

Virginia–1.20%

Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/2023	500	560,330
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2010 B, Ref. Hospital RB	5.00%	07/01/2016	2,090	2,133,179
Series 2010 B, Ref. Hospital RB	5.00%	07/01/2018	1,255	1,344,645
Virginia (State of) College Building Authority (21st Centrury College and Equipment Programs); Series 2015 D, Educational Facilities RB	5.00%	02/01/2021	14,720	17,333,094
Virginia (State of) Resources Authority (State Revolving Fund); Series 2008, Sub. Clean Water RB (b)(d)	5.00%	10/01/2018	1,315	1,464,253
				22,835,501

Washington–3.55%

Central Puget Sound Regional Transit Authority; Series 2015 S-2A, Floating Rate Sales & Use Tax Green Bonds (b)(c)	0.71%	11/01/2018	12,500	12,515,625
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/2026	500	547,025
Series 2009, Ref. Electric System RB	5.00%	01/01/2028	300	328,215
Cowlitz (County of) (Cowlitz Sewer Operating Board - Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS-NATL) (a)	5.50%	11/01/2019	2,500	2,731,900
Energy Northwest (Project #1); Series 2007 C, Ref. Electric RB	5.00%	07/01/2017	1,325	1,415,365
Everett (City of); Series 2014, Ref. Limited Tax SIFMA Index Floating Rate GO Bonds (b)(c)	0.41%	12/01/2019	7,810	7,678,401
Grant (County of) Public Utility District No. 2; Series 2014 K, Floating Rate RB (b)(c)	0.33%	12/01/2017	3,000	2,985,180
Seattle (City of); Series 2015 A, Ref. Limited Tax GO Bonds	5.00%	06/01/2017	3,720	3,962,284
Series 2015 A, Ref. Limited Tax GO Bonds	5.00%	06/01/2023	4,000	4,876,120
Series 2015 B-2, Municipal Light & Power Floating Rate RB (b)(c)	0.69%	11/01/2018	7,500	7,500,000

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Seattle (Port of); Series 2015 B, Ref. RB	5.00%	03/01/2018	$1,000	$1,088,420
Series 2015 B, Ref. RB	5.00%	03/01/2022	1,205	1,429,744
Washington (State of) Economic Development Finance Authority (Waste Management, Inc.); Series 2005 D, Solid Waste Disposal RB (i)	1.25%	11/01/2017	3,000	3,018,150
Series 2008, Solid Waste Disposal RB (i)	2.13%	06/01/2020	3,000	3,032,610
Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB (b)(d)	5.25%	08/01/2018	985	1,095,034
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2020	500	580,890
Washington (State of) Higher Education Facilities Authority (Gonzaga University); Series 2009, Ref. RB	5.38%	04/01/2020	1,050	1,168,734
Series 2010 A, Ref. RB	4.50%	04/01/2016	3,095	3,131,119
Series 2010 A, Ref. RB	4.50%	04/01/2017	2,725	2,836,779
Series 2010 A, Ref. RB	5.00%	04/01/2019	1,810	1,996,376
Washington (State of); Series 2015, Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	08/01/2024	2,735	3,371,134
				67,289,105

West Virginia–1.10%

Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR (b)	1.63%	10/01/2018	10,000	9,994,300
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2008 C, Ref. PCR	3.25%	05/01/2019	5,255	5,489,426
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB (INS-AGM) (a)	5.38%	06/01/2028	1,200	1,310,856
West Virginia (State of) University; Series 2014 C, Ref. Floating Rate RB (b)(c)	0.54%	10/01/2019	4,000	3,970,600
				20,765,182

Wisconsin–0.70%

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (b)	5.13%	08/15/2016	2,130	2,197,351
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 C, RB	5.00%	04/01/2019	750	844,898
Series 2009 C, RB	5.00%	04/01/2020	750	846,465
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University); Series 2008 B-1, Ref. RB	3.50%	10/01/2016	1,005	1,030,035
Series 2008 B-1, Ref. RB	3.75%	10/01/2018	880	944,029
Series 2008 B-3, RB	3.75%	10/01/2018	1,125	1,206,855
Series 2008 B-3, RB	4.00%	10/01/2019	1,145	1,259,614
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 A, RB	5.00%	02/15/2018	400	403,576
Wisconsin (State of) Health & Educational Facilities Authority (ThedaCare, Inc.); Series 2005, RB (b)(d)	5.00%	12/15/2015	855	856,727
Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance); Series 2013, RB (b)	4.00%	05/30/2019	3,325	3,635,488
				13,225,038

Wyoming–0.32%

Campbell (County of) Hospital District (Campbell County Memorial Hospital); Series 2009, RB	4.00%	12/01/2015	1,285	1,285,128
Series 2009, RB	5.00%	12/01/2017	1,170	1,251,128
Series 2009, RB	5.00%	12/01/2018	545	597,903
Laramie (County of) (Cheyenne Regional Medical Center); Series 2012, Hospital RB	3.00%	05/01/2016	485	489,831
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,200	1,354,656
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/2025	1,000	1,084,880
				6,063,526
TOTAL INVESTMENTS(j)–99.69% (Cost $1,820,557,721)				1,890,268,012
OTHER ASSETS LESS LIABILITIES–0.31%				5,908,864
NET ASSETS–100.00%				$1,896,176,876

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BAN	—	Bond Anticipation Notes
CAB	—	Capital Appreciation Bonds
CEP	—	Credit Enhancement Provider
Conv.	—	Convertible
COP	—	Certificates of Participation
Ctfs.	—	Certificates
FTA	—	Federal Transit Administration
GO	—	General Obligation
Gtd.	—	Guaranteed
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer

Jr.	—	Junior
LOC	—	Letter of Credit
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
RAB	—	Revenue Anticipation Bonds
RAC	—	Revenue Anticipation Certificates
RB	—	Revenue Bonds
Ref.	—	Refunding
Sec.	—	Secured
SGI	—	Syncora Guarantee, Inc.
Sr.	—	Senior
Sub.	—	Subordinated
TEMPS	—	Tax-Exempt Mandatory Paydown Securities
VRD	—	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Zero coupon bond issued at a discount.

(f)	Security subject to crossover refunding.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $6,050,760, which represented less than 1% of the Fund’s Net Assets.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	10.2%
Assured Guaranty Corp.	7.3

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Limited Term Municipal Income Fund

D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2015 was $459,375,186 and $133,309,717, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$71,417,030
Aggregate unrealized (depreciation) of investment securities	(1,706,739)
Net unrealized appreciation of investment securities	$69,710,291
Cost of investments is the same for tax and financial reporting purposes.

Invesco Limited Term Municipal Income Fund

Invesco Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2015

invesco.com/us VK-MINC-QTR-1	11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–107.72%

Alabama–1.20%

Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/2039	$2,725	$3,067,914
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/2044	2,725	3,045,978
Auburn University; Series 2011 A, General Fee RB	5.00%	06/01/2036	1,000	1,137,090
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (b)(c)	6.00%	06/01/2019	1,000	1,167,420
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB (d)	5.00%	01/01/2042	10,005	11,033,114
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	900	902,484
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	3	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	4,100	4,747,103
University of Alabama Board of Trustees; Series 2008 A, Hospital RB	5.75%	09/01/2022	3,000	3,363,810
				28,464,913

Alaska–1.16%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/2040	1,250	1,373,750
Series 2011 A, RB	5.50%	10/01/2041	3,000	3,405,540
Alaska (State of) International Airports System;
Series 2006 B, Ref. RB (INS-NATL) (a)	5.00%	10/01/2024	6,525	6,762,379
Series 2006 D, Ref. RB (INS-NATL) (a)	5.00%	10/01/2024	9,570	9,918,157
Alaska (State of) Municipal Bond Bank Authority;
Series 2009, RB (b)(c)	5.75%	09/01/2018	195	220,245
Series 2009, RB	5.75%	09/01/2033	5	5,555
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB (b)(c)	6.00%	09/01/2019	3,180	3,749,729
Series 2009, Lease RB (INS-AGC) (a)	6.00%	09/01/2028	1,820	2,122,939
				27,558,294

Arizona–2.91%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2008 D, RB (INS-BHAC) (a)	5.50%	01/01/2038	5,000	5,381,300
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/2039	5,000	5,452,600
Arizona (State of);
Series 2008 A, COP (b)(c)	5.00%	03/01/2018	2,375	2,591,220
Series 2008 A, COP (b)(c)	5.00%	03/01/2018	2,420	2,640,317
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	1,000	1,116,460
Series 2010, RB	5.13%	05/15/2040	2,150	2,411,741
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (a)	5.25%	01/01/2032	1,665	1,732,366
Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/2039	1,000	1,167,410
Navajo County Pollution Control Corp.; Series 2009 E, PCR (b)	5.75%	06/01/2016	1,000	1,025,070
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/2039	600	569,766
Series 2009, Education RB	7.13%	01/01/2045	1,240	1,183,766
Phoenix (City of) Industrial Development Authority (Great Hearts Academies);
Series 2012, Education RB	6.30%	07/01/2042	1,000	1,060,930
Series 2012, Education RB	6.40%	07/01/2047	400	425,564
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (e)	6.50%	07/01/2034	1,095	1,219,786

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Phoenix (City of) Industrial Development Authority (Rowan University);
Series 2012, Lease RB	5.00%	06/01/2042	$5,000	$5,384,600
Series 2012, Lease RB	5.25%	06/01/2034	3,000	3,336,150
Phoenix Civic Improvement Corp.; Series 2008 B, Sr. Lien Airport RB (f)	5.25%	07/01/2019	1,000	1,096,900
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.00%	05/01/2034	1,000	1,068,330
Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2007, Water & Wastewater RB (f)	6.55%	12/01/2037	1,560	1,586,380
Series 2008, Water & Wastewater RB (f)	6.38%	12/01/2018	393	406,346
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	1,925	2,113,554
Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB	5.25%	07/01/2041	2,000	2,204,920
Pinal (County of) Electric District No. 4;
Series 2008, Electrical System RB (b)(c)	6.00%	12/01/2018	550	630,944
Series 2008, Electrical System RB (b)(c)	6.00%	12/01/2018	740	848,906
Salt River Project Agricultural Improvement & Power District;
Series 2009 A, Electric System RB (d)	5.00%	01/01/2025	3,000	3,337,560
Series 2009 A, Electric System RB (d)	5.00%	01/01/2028	2,000	2,224,400
Salt Verde Financial Corp.; Series 2007, Sr. Gas RB	5.00%	12/01/2037	7,785	8,721,613
University Medical Center Corp.; Series 2009, Hospital RB (b)(c)	6.00%	07/01/2019	1,250	1,460,687
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. Unlimited Tax GO Bonds (e)	6.00%	07/15/2027	2,000	2,233,680
Series 2013 B, Unlimited Tax GO Bonds (e)	5.70%	07/15/2029	775	845,238
Series 2013 B, Unlimited Tax GO Bonds (e)	6.00%	07/15/2033	710	781,192
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2025	1,000	1,166,460
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2026	500	580,405
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (b)(c)	5.00%	07/01/2017	1,000	1,068,110
				69,074,671

Arkansas–0.41%

Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS-AGM) (a)	5.00%	03/01/2034	1,825	2,012,920
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds (b)(c)	4.60%	03/01/2019	1,495	1,664,877
Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/2042	5,530	6,065,083
				9,742,880

California–11.87%

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/2025	4,535	4,894,762
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/2036	735	862,890
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004, Tax Allocation RB (INS-SGI) (a)	5.25%	09/01/2035	310	310,329
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	40	24,342
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-NATL) (a)	6.00%	04/01/2022	2,000	2,243,640
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB (g)	0.00%	06/01/2046	20,000	2,298,400
California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB (d)(f)	4.95%	12/01/2037	7,955	8,053,085
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/2039	5,000	5,705,450
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/2038	500	554,865
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (b)(c)	5.50%	02/01/2020	1,000	1,179,400

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (f)	5.30%	08/01/2023	$1,675	$1,719,756
Series 2008 K, Home Mortgage RB (f)	5.45%	08/01/2028	4,000	4,073,600
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB	5.00%	01/01/2028	1,525	1,704,264
Series 2011, RB	5.75%	01/01/2033	450	519,984
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/2030	3,160	3,395,199
Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/2037	6,955	7,422,446
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, Lease RB	5.00%	09/01/2039	2,500	2,861,575
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	2,000	2,049,360
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/2038	1,250	1,271,937
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (b)(c)	5.75%	08/15/2018	500	564,590
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/2032	7,000	7,205,170
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (b)(c)	6.25%	08/01/2019	1,700	1,971,609
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS-AGM) (a)	5.25%	10/01/2024	270	271,080
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB (e)	6.25%	11/15/2019	410	448,749
Series 2009, Senior Living RB (e)	6.63%	11/15/2024	2,000	2,322,580
California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/2019	3,500	4,072,740
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	250	289,255
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2041	5,000	5,642,850
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2036	5,000	5,735,250
Series 2015, Unlimited Tax GO Bonds	5.00%	08/01/2045	4,000	4,598,160
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	08/01/2029	1,585	1,052,884
Clovis Unified School District (Election of 2012); Series 2015 D, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2033	3,270	1,552,498
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/2039	1,000	366,650
Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS-AMBAC) (a)	6.70%	08/01/2021	375	424,358
El Centro (City of) Financing Authority; Series 2006 A, Wastewater RB (b)(c)	5.00%	10/01/2016	2,000	2,077,900
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2032	5,030	2,614,141
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2033	4,185	2,076,806
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/2028	1,000	1,030,340
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	9,205	9,083,862
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	12,505	11,407,811
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	3,000	2,555,820
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS-AGM) (a)	5.00%	08/01/2026	2,000	2,446,580
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/2034	1,500	732,675
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB (g)	0.00%	06/01/2036	25,000	5,332,000
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB	6.50%	08/01/2029	2,000	2,319,520
Long Beach Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds	5.75%	08/01/2033	5,000	5,824,500

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Los Angeles (City of) Department of Water & Power; Subseries 2008 A-1, Power System RB (d)	5.25%	07/01/2038	$2,000	$2,193,020
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,500	1,684,725
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/2029	3,000	3,388,800
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(g)	0.00%	08/01/2035	3,260	1,414,579
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/2034	1,500	1,689,570
Oakland (Port of);
Series 2007 A, Ref. Intermediate Lien RB (INS-NATL) (a)(f)	5.00%	11/01/2029	4,000	4,261,880
Series 2012 P, Ref. Sr. Lien RB (f)	5.00%	05/01/2028	2,000	2,285,900
Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/2033	775	846,153
Palomar Pomerado Health (Election of 2004); Series 2005 A, Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	08/01/2026	1,080	1,084,093
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/2037	1,170	459,494
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/2038	4,770	1,790,276
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/2039	5,010	1,834,462
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/2040	5,260	1,837,055
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/2041	5,520	1,838,160
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (b)(c)	5.50%	08/01/2018	2,420	2,713,740
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2035	1,500	693,465
Poway Unified School District (Community Facilities District No. 6); Series 2007, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/2035	5,000	5,128,750
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	07/01/2025	1,415	1,545,873
Redondo Beach Unified School District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (b)(c)	5.13%	08/01/2016	2,000	2,104,580
Regents of the University of California;
Series 2009 O, General RB (b)(c)(d)	5.75%	05/15/2019	5,570	6,457,468
Series 2009 O, General RB (b)(c)(d)	5.75%	05/15/2019	8,205	9,512,303
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	2,500	2,886,050
Riverside (City of); Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/2038	6,335	6,904,390
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2044	2,500	2,848,900
Sacramento (County of);
Series 2009 B, Sr. Airport System RB (INS-AGC) (a)	5.50%	07/01/2034	1,500	1,646,205
Series 2010, Sr. Airport System RB	5.00%	07/01/2040	4,300	4,839,478
San Bernardino Community College District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (b)(c)	6.50%	08/01/2018	525	602,542
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/2020	1,000	1,170,650
Series 2011, RB	6.50%	12/01/2021	2,000	2,403,600
Series 2011, RB	6.50%	12/01/2022	2,000	2,401,880
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (d)	5.25%	08/01/2033	7,500	8,541,450
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (f)	5.00%	05/01/2023	10,000	11,452,600
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.00%	08/01/2024	1,000	1,120,760
San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB	5.25%	03/01/2031	1,500	1,737,435
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/2044	5,000	5,402,200
San Jose (City of);
Series 2011 A-1, Airport RB (f)	5.25%	03/01/2026	2,730	3,075,836
Series 2011 A-1, Airport RB (f)	6.25%	03/01/2034	2,500	2,948,575
San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass-Through RB (INS-AMBAC) (a)	5.00%	10/01/2031	5,140	5,206,974

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.38%	09/01/2029	$2,530	$2,840,380
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB (g)	0.00%	06/01/2036	10,000	2,533,000
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2005 A, Special Tax RB (INS-AMBAC) (a)	5.00%	08/15/2027	5,380	5,398,453
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2026	1,250	905,400
University of California;
Series 2009 O, General RB (b)(c)	5.25%	05/15/2019	80	91,479
Series 2009 O, General RB	5.25%	05/15/2039	420	472,051
Vernon (City of);
Series 2009 A, Electric System RB (b)(c)	5.13%	08/01/2019	920	1,014,990
Series 2009 A, Electric System RB	5.13%	08/01/2021	2,080	2,296,133
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	08/01/2027	7,865	5,283,550
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (a)	5.50%	09/01/2034	1,000	1,118,580
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/2024	3,570	2,821,728
Yuba (County of) Levee Financing Authority; Series 2008 A, RB (INS-AGC) (a)	5.00%	09/01/2033	1,500	1,594,215
				281,489,492

Colorado–1.50%

Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS-AGC) (a)	5.00%	06/01/2037	1,070	1,094,396
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2013, RB	5.63%	06/01/2043	2,500	2,868,325
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/2041	2,650	2,980,111
Series 2010, Private Activity RB	6.50%	01/15/2030	2,400	2,786,016
Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise);
Series 2009 A, Water Resource RB (INS-AGC) (a)	5.13%	12/01/2030	400	438,472
Series 2009 A, Water Resource RB (INS-AGC) (a)	5.25%	12/01/2038	525	576,917
Colorado Springs (City of);
Series 2002, Hospital RB (b)(c)	5.25%	12/15/2018	3,375	3,807,641
Series 2002, Hospital RB (b)(c)	5.25%	12/15/2018	3,530	3,982,511
Series 2010 D-1, Utilities System RB	5.25%	11/15/2033	1,000	1,151,860
Denver (City & County of) (Justice System); Series 2008, Unlimited Tax GO Bonds (d)	5.00%	08/01/2024	7,500	8,281,800
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/2035	5,680	5,776,446
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/2037	500	507,410
University of Colorado; Series 2009 A, Enterprise System RB (b)(c)	5.25%	06/01/2019	1,075	1,227,349
				35,479,254

Connecticut–1.23%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(f)	6.60%	07/01/2024	1,000	1,003,410
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (f)	5.50%	04/01/2021	3,000	3,432,420
Connecticut (State of) Health & Educational Facilities Authority (Duncaster Inc.); Series 2014 A, RB	5.00%	08/01/2044	5,000	5,046,950
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2011 A, RB	5.00%	07/01/2026	1,000	1,118,230
Series 2011 A, RB	5.00%	07/01/2041	5,700	6,198,066
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 K-2, RB (INS-NATL) (a)	5.00%	07/01/2023	1,100	1,200,265
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/2041	5,000	5,550,750

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–(continued)

Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University);
Series 2007, RB (b)(c)	5.75%	07/01/2018	$975	$1,094,135
Series 2007, RB (INS-NATL) (a)	5.75%	07/01/2033	25	27,601
Hamden (Town of) (Whitney Center); Series 2009 C, RB (b)	7.25%	01/01/2016	1,000	1,001,460
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/2039	3,000	3,566,640
				29,239,927

Delaware–0.08%

Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/2031	1,050	1,167,989
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/2022	630	641,699
				1,809,688

District of Columbia–2.67%

District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/2031	2,980	3,351,129
Series 2011, RB	6.63%	03/01/2041	1,100	1,247,191
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (b)(c)	6.38%	10/01/2019	2,200	2,632,850
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (b)(c)	5.50%	10/01/2017	4,000	4,349,600
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/2031	12,000	12,074,880
Series 2009 A, Sec. Income Tax RB (d)	5.00%	12/01/2023	10,715	12,306,178
Series 2009 A, Sec. Income Tax RB (d)	5.25%	12/01/2027	6,860	7,878,847
Series 2009 B, Ref. Sec. Income Tax RB (d)	5.00%	12/01/2024	4,285	4,921,323
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	13,710	14,562,625
				63,324,623

Florida–5.67%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/2017	680	704,126
Series 2007, IDR	5.88%	11/15/2036	1,000	1,019,930
Broward (County of); Series 2009 A, Water & Sewer Utility RB (b)(c)	5.13%	10/01/2018	1,500	1,675,035
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	3,000	3,446,370
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB (e)	7.25%	05/15/2026	1,000	1,161,860
Series 2014 A, Continuing Care Community RB (e)	7.75%	05/15/2035	2,500	2,914,950
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (e)	6.50%	05/15/2020	2,400	2,403,720
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	3,250	3,805,912
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (a)	5.95%	07/01/2020	360	381,600
Florida (State of) Board of Education; Series 2007 A, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/2019	3,715	3,840,604
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (d)	5.00%	07/01/2026	1,305	1,402,236
Series 2008 A, Ref. Turnpike RB (d)	5.00%	07/01/2027	1,325	1,421,977
Series 2008 A, Ref. Turnpike RB (d)	5.00%	07/01/2028	1,440	1,542,773
Series 2008 A, Ref. Turnpike RB (d)	5.00%	07/01/2032	2,500	2,670,875
Florida (State of) Mid-Bay Bridge Authority;
Series 1991 A, RB (c)	6.88%	10/01/2022	2,500	3,137,700
Series 2008 A, Ref. RB (b)(c)	5.00%	10/01/2018	1,840	2,045,546
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, Educational Facilities RB (e)	6.00%	06/15/2035	2,835	2,869,785
Florida Housing Finance Corp. (Homeowner Mortgage);
Series 2008 1, RB (CEP-GNMA) (f)	5.80%	07/01/2028	645	662,151
Series 2008 1, RB (CEP-GNMA) (f)	6.00%	07/01/2039	395	409,599

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Highlands (County of) Health Facilities Authority (Adventist Health System/ Sunbelt Obligated Group);
Series 2006 C, RB (b)(c)	5.25%	11/15/2016	$100	$104,602
Series 2006 C, RB	5.25%	11/15/2036	3,900	4,072,653
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (a)(f)	5.38%	10/01/2033	2,500	2,726,550
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/2042	6,500	7,046,260
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (a)	5.00%	10/01/2034	500	550,735
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,106,506
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,133,250
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	5.38%	07/01/2029	1,000	1,093,520
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS-AGC) (a)	5.63%	06/01/2034	1,000	1,123,120
Series 2009, Public Facilities RB (INS-AGC) (a)	5.75%	06/01/2039	775	872,286
Miami-Dade (County of) (Miami International Airport); Series 2010 A, Aviation RB	5.38%	10/01/2035	3,105	3,549,822
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (b)(c)	5.50%	04/01/2016	4,000	4,070,200
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (a)	5.00%	07/01/2035	3,350	3,756,254
Miami-Dade (County of) School Board; Series 2008 B, COP (b)(c)	5.25%	05/01/2018	5,000	5,516,200
Miami-Dade (County of);
Series 2005 B, Sub. Special Obligation RB (INS-NATL) (a)	5.00%	10/01/2035	2,500	2,508,675
Series 2009 C, Professional Sports Franchise Facility Tax RB (INS-AGC) (a)	5.75%	10/01/2039	550	623,491
Series 2010, Water & Sewer System RB (INS-AGC) (a)	5.00%	10/01/2039	4,500	5,094,225
Series 2010 B, Aviation RB (INS-AGM) (a)	5.00%	10/01/2035	1,205	1,355,854
Series 2012 A, Ref. Aviation RB (f)	5.00%	10/01/2030	2,000	2,229,420
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (a)	5.00%	10/01/2035	3,800	4,271,428
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS-AGM) (a)	5.00%	07/01/2030	625	690,013
Palm Beach (County of) Health Facilities Authority (The Waterford);
Series 2007, RB (c)	5.25%	11/15/2017	815	865,171
Series 2007, RB (b)(c)	5.88%	11/15/2017	800	879,264
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/2035	1,500	1,636,065
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(b)	5.35%	05/01/2018	5,200	5,698,680
Reunion East Community Development District;
Series 2005, Special Assessment RB (h)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	255	254,556
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB (e)	5.25%	10/01/2027	3,500	3,666,425
Series 2007 A, Special Obligation RB (e)	5.75%	10/01/2022	500	529,455
Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/2034	1,235	1,221,761
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (d)	5.00%	08/15/2042	18,000	18,741,240
Sunrise (City of);
Series 1998, Ref. Utility System RB (b)(c)	5.20%	10/01/2020	1,725	1,988,994
Series 1998, Ref. Utility System RB (INS-AMBAC) (a)	5.00%	10/01/2028	1,150	1,260,872
Series 1998, Ref. Utility System RB (INS-AMBAC) (a)	5.20%	10/01/2022	2,275	2,506,914
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (a)	6.00%	10/01/2029	3,000	4,053,600
				134,314,812

Georgia–2.38%

Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS-AGC) (a)	5.25%	06/01/2034	1,000	1,086,430
Atlanta (City of) (Atlantic Station);
Series 2007, Ref. Tax Allocation RB (INS-AGC) (a)	5.25%	12/01/2021	1,370	1,465,366
Series 2007, Ref. Tax Allocation RB (INS-AGC) (a)	5.25%	12/01/2022	1,000	1,067,160
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/2031	4,810	5,519,138

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/2030	$2,500	$2,508,975
Atlanta (City of);
Series 2009 A, Water & Wastewater RB (b)(c)	6.00%	11/01/2019	1,000	1,187,520
Series 2009 A, Water & Wastewater RB (b)(c)	6.00%	11/01/2019	1,000	1,187,520
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/2034	1,500	1,678,950
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.38%	11/01/2039	1,500	1,688,985
Series 2010 C, Ref. General Airport RB	5.25%	01/01/2030	1,500	1,726,770
Series 2010 C, Ref. General Airport RB	6.00%	01/01/2030	1,000	1,209,730
Series 2010 C, Ref. General Airport RB (INS-AGM) (a)	5.25%	01/01/2030	1,500	1,729,125
Series 2015, Ref. Water & Wastewater RB (d)	5.00%	11/01/2040	18,420	21,065,296
DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/2019	600	681,960
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB	6.38%	11/15/2029	700	791,315
Georgia (State of) Municipal Electric Authority;
Series 1998 Y, Power RB (c)	6.50%	01/01/2017	100	100,546
Series 1998 Y, Power RB (INS-NATL) (a)	6.50%	01/01/2017	2,445	2,506,932
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (a)	5.50%	07/01/2034	1,000	1,112,810
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/2032	2,000	2,194,840
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2008, RAC (INS-AGC) (a)	6.38%	08/01/2029	2,135	2,387,805
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/2029	1,500	1,641,870
Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS-AGM) (a)	5.50%	06/15/2035	1,020	1,159,679
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/2030	750	837,270
				56,535,992

Guam–0.05%

Guam (Territory of) Power Authority; Series 2010 A, RB (INS-AGM) (a)	5.00%	10/01/2037	1,100	1,237,709

Hawaii–0.61%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/2039	2,000	2,267,580
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. Special Purpose RB (f)	3.25%	01/01/2025	4,500	4,517,505
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. Special Purpose Senior Living RB	5.13%	11/15/2032	1,500	1,620,975
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.25%	11/15/2037	1,250	1,354,725
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (b)(c)(d)	5.25%	04/01/2019	4,120	4,688,725
				14,449,510

Idaho–0.51%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	1,000	1,142,530
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB (b)(c)	6.13%	12/01/2018	655	754,901
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	500	516,285
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB (b)(c)	5.25%	07/15/2018	4,230	4,700,799
Series 2008 A, Grant & RAB (b)(c)	5.25%	07/15/2018	3,485	3,872,880
Idaho (State of) Housing & Finance Association;
Series 2008 A, Class II, Single Family Mortgage RB (f)	5.85%	07/01/2036	775	784,990
Series 2008 A, Class III, Single Family Mortgage RB (f)	5.70%	07/01/2028	245	249,515
				12,021,900

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–16.45%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	$2,250	$2,287,958
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,500	1,500,615
Bourbonnais (Village of) (Olivet Nazarene University); Series 2007, Industrial Project RB (INS-AGC) (a)	5.13%	11/01/2037	3,755	3,879,929
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP (e)	7.00%	01/15/2029	3,925	3,997,333
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP-GNMA) (f)	6.13%	02/20/2042	1,410	1,412,312
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	425	308,036
Chicago (City of) (Midway Airport);
Series 2004 B, Ref. Second Lien RB (INS-AMBAC) (a)	5.00%	01/01/2021	5,925	5,947,693
Series 2004 B, Ref. Second Lien RB (INS-AMBAC) (a)	5.00%	01/01/2022	6,220	6,243,574
Series 2013 A, Ref. Second Lien RB (f)	5.50%	01/01/2032	5,000	5,632,650
Series 2014 A, Ref. Second Lien RB (f)	5.00%	01/01/2041	2,725	2,931,092
Chicago (City of) (O’Hare International Airport);
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/2024	6,000	6,024,600
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/2026	3,855	3,870,805
Series 2005 A, Third Lien General Airport RB (INS-NATL) (a)	5.25%	01/01/2024	5,000	5,020,500
Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(d)	5.00%	01/01/2033	3,000	3,191,820
Series 2012 B, Ref. Sr. Lien General Airport RB (f)	5.00%	01/01/2030	5,000	5,453,550
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/2022	2,880	2,882,678
Chicago (City of) Metropolitan Water Reclamation District;
Series 2011 B, Capital Improvement Limited Tax GO Bonds (d)	5.00%	12/01/2024	15,000	17,350,350
Series 2015 A, Unlimited Tax GO Green Bonds (d)	5.00%	12/01/2044	12,000	13,508,040
Series 2015 C, Limited Tax GO Green Bonds (d)	5.00%	12/01/2027	6,805	8,129,457
Series 2015 C, Limited Tax GO Green Bonds (d)	5.00%	12/01/2028	4,000	4,753,480
Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/2033	1,270	1,351,305
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/2025	4,840	5,105,813
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB (d)	5.25%	12/01/2036	12,000	12,919,440
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	8,195	8,809,461
Chicago (City of);
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)	5.38%	01/01/2017	2,000	2,027,440
Series 2002 A, Ref. Project Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.63%	01/01/2039	145	145,132
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2032	3,300	3,523,443
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	1,500	1,584,435
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(d)	5.25%	01/01/2024	4,200	4,359,390
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(d)	5.25%	01/01/2025	4,400	4,556,156
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2039	5,000	5,389,450
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	2,800	2,993,116
Series 2011 A, Sales Tax RB	5.00%	01/01/2041	1,000	1,037,640
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	1,905	2,030,482
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2034	4,440	4,696,676
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2035	2,000	2,112,580
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2039	2,500	2,621,900
Cook County School District No. 100 (Berwyn South); Series 1997, Unlimited Tax GO Bonds (INS-AGM) (a)	8.10%	12/01/2016	345	369,336
Cook County School District No. 122 (Ridgeland);
Series 2000, Unlimited Tax CAB GO Bonds (c)(g)	0.00%	12/01/2017	2,605	2,560,767
Series 2000, Unlimited Tax CAB GO Bonds (c)(g)	0.00%	12/01/2018	2,995	2,838,511
Series 2000, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	12/01/2020	4,050	3,588,867
DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/2026	2,600	2,780,622
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/2027	990	1,057,934

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	$635	$543,444
Huntley (Village of) Special Service Area No. 10; Series 2007, Ref. Special Tax RB (INS-AGC) (a)	5.10%	03/01/2029	3,000	3,118,800
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS-NATL) (a)	5.85%	07/01/2019	1,435	1,441,300
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB (b)(c)	6.50%	11/01/2018	1,000	1,157,270
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	6.00%	03/01/2038	2,500	2,776,225
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2039	1,865	2,013,622
Series 2014 A, RB	5.00%	09/01/2042	1,290	1,381,938
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB	6.00%	10/01/2032	1,000	1,196,010
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB (c)	6.25%	04/15/2022	1,000	1,191,400
Series 1992 C, RB (c)	6.25%	04/15/2022	1,150	1,370,110
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB (h)	5.50%	08/15/2018	1,000	750
Series 2008 A, Ref. RB (h)	6.00%	08/15/2022	250	188
Series 2008 A, Ref. RB (h)	6.13%	08/15/2028	1,500	1,125
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.00%	05/15/2022	2,250	2,426,018
Series 2012, Ref. RB	5.50%	05/15/2027	2,250	2,419,178
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (d)	5.38%	08/15/2024	1,000	1,115,420
Series 2009 A, RB (d)	5.75%	08/15/2030	2,000	2,299,960
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/2015	1,355	799,315
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/2033	2,000	2,192,620
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB	5.00%	05/15/2037	1,050	1,061,813
Series 2015, Ref. RB	5.25%	05/15/2045	1,200	1,217,844
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 1999 A, RB (INS-AGM) (a)	5.50%	05/15/2024	12,000	13,118,880
Series 1999 B, RB (INS-AGM) (a)	5.00%	05/15/2017	5,100	5,324,145
Series 1999 B, RB (INS-AGM) (a)	5.00%	05/15/2018	5,050	5,379,411
Series 1999 B, RB (INS-AGM) (a)	5.25%	05/15/2029	2,795	2,993,724
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/2035	2,000	2,305,420
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (b)(c)	7.25%	11/01/2018	4,500	5,304,555
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	7,591,050
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (b)(c)	5.50%	08/01/2017	3,500	3,776,675
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/2023	2,745	3,002,454
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS-AGM) (a)	5.38%	03/01/2035	1,000	1,105,480
Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/2034	1,000	1,166,060
Series 2011 A, RB	6.00%	08/15/2041	4,000	4,696,080
Series 2011 A, RB (INS-AGM) (a)	6.00%	08/15/2041	650	765,375
Illinois (State of) Finance Authority;
Series 2009, RB	6.13%	05/15/2025	85	99,402
Series 2009, RB	6.13%	05/15/2025	2,785	3,111,486
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Ref. Dedicated State Tax CAB RB (c)(g)	0.00%	06/15/2022	1,755	1,993,750
Series 2002, Ref. Dedicated State Tax CAB RB (INS-NATL) (a)(g)	0.00%	06/15/2022	18,245	19,777,945
Series 2002, Ref. Dedicated State Tax RB (b)(c)	5.40%	06/15/2017	2,465	2,667,746
Series 2002, Ref. Dedicated State Tax RB (INS-NATL) (a)	5.40%	06/15/2019	6,785	7,305,274
Series 2012 A, RB	5.00%	06/15/2042	3,175	3,277,743

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Municipal Electric Agency; Series 2006, Power Supply System RB (b)(c)	5.00%	02/01/2016	$4,000	$4,031,520
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS-AGM) (a)	5.25%	06/15/2031	2,630	2,938,420
Series 2014, Ref. RB (INS-AGM) (a)	5.25%	06/15/2032	2,395	2,670,281
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (d)	5.00%	01/01/2038	8,000	8,900,960
Series 2015 A, RB (d)	5.00%	01/01/2040	14,190	15,996,529
Illinois (State of);
Series 1991, Civic Center RB (INS-AMBAC) (a)	6.25%	12/15/2020	2,180	2,367,763
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	2,775	2,897,572
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/2031	4,000	4,278,320
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	2,650	2,827,364
Lake County Community Unit School District No. 60 (Waukegan);
Series 1999 A, Unlimited Tax CAB GO Bonds (c)(g)	0.00%	12/01/2017	2,875	2,826,182
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	12/01/2017	3,915	3,787,723
McHenry & Kane Counties Community Consolidated School District No. 158 (Huntley); Series 2000, Unlimited Tax CAB GO Bonds (c)(g)	0.00%	01/01/2017	3,000	2,975,550
McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/2030	3,820	4,187,446
McHenry County Community High School District No. 154 (Marengo); Series 2001, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	01/01/2016	1,330	1,329,468
Northern Illinois University;
Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.25%	04/01/2028	2,000	2,221,800
Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.50%	04/01/2026	2,000	2,253,160
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (h)	5.80%	03/01/2037	1,500	511,905
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	1,000	1,165,550
Series 2010, RB	6.00%	06/01/2028	10,000	11,890,400
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (h)	6.25%	03/01/2035	958	521,219
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/2036	1,000	1,099,880
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/2036	526	529,461
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (f)	7.00%	12/01/2042	400	417,400
				389,899,246

Indiana–2.57%

Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana);
Series 2007, Hospital RB (b)(c)	5.50%	03/01/2017	325	344,825
Series 2007, Hospital RB	5.50%	03/01/2022	175	184,902
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/2041	11,000	12,095,160
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB (f)	5.00%	09/01/2046	3,270	3,519,305
Series 2014, RB (f)	5.25%	09/01/2034	1,910	2,135,571
Series 2014, RB (f)	5.25%	09/01/2040	2,730	2,981,842
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,220	1,293,481
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,500	2,604,125
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	05/15/2041	2,000	2,116,220
Indiana (State of) Municipal Power Agency;
Series 2009 B, Power Supply System RB	5.75%	01/01/2029	200	224,634
Series 2009 B, Power Supply System RB	6.00%	01/01/2039	3,000	3,399,750
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (f)	5.10%	01/15/2017	1,500	1,570,755
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority); Series 2006 F, RB (INS-AMBAC) (a)(f)	5.00%	01/01/2018	500	512,995

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/2029	$1,000	$1,115,550
Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS-AGM) (a)	5.25%	01/15/2027	2,815	3,098,386
Noblesville (City of) Redevelopment Authority (146th Street Extension); Series 2006 A, Economic Development Lease Rental RB (b)(c)	5.25%	08/01/2016	1,570	1,621,857
Petersburg (City of) (Indianapolis Power & Light Co.); Series 1993 B, Ref. PCR (INS-NATL) (a)	5.40%	08/01/2017	9,850	10,577,225
Rockville School Building Corp.; Series 2006, First Mortgage RB (b)(c)	5.00%	01/15/2016	1,000	1,006,050
St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/2016	135	129,676
Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/2017	225	200,124
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (f)	6.75%	01/01/2034	1,500	1,818,315
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (e)	5.50%	09/01/2027	1,500	1,548,420
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB (b)(f)(i)	0.76%	12/02/2019	7,000	6,880,370
				60,979,538

Iowa–2.04%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	6.00%	06/01/2034	1,860	2,008,521
Ames (City of) (Mary Greeley Medical Center);
Series 2011, Hospital RB	5.25%	06/15/2036	7,000	7,572,810
Series 2011, Hospital RB	5.50%	06/15/2030	1,000	1,103,830
Series 2011, Hospital RB	5.63%	06/15/2031	1,500	1,660,290
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (d)(j)	5.00%	06/01/2025	5,815	6,518,557
Series 2009 A, Special Obligation RB (d)(j)	5.00%	06/01/2026	4,360	4,887,516
Series 2009 A, Special Obligation RB (d)(j)	5.00%	06/01/2027	9,300	10,408,281
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.25%	12/01/2025	1,165	1,272,227
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005, Health Facilities RB (INS-AGC) (a)	5.25%	02/15/2029	2,000	2,197,240
Series 2008 A, Health Facilities RB (INS-AGC) (a)	5.25%	08/15/2029	1,500	1,668,585
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	635	611,207
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (f)	5.70%	12/01/2027	6,715	7,202,912
Washington (County of) Hospital; Series 2006, Hospital RB	5.50%	07/01/2032	1,275	1,284,371
				48,396,347

Kansas–0.57%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2029	1,500	1,717,920
Kansas (State of) Development Finance Authority (University of Kansas Health System);
Series 2011 H, Health Facilities RB	5.00%	03/01/2034	1,000	1,093,040
Series 2011 H, Health Facilities RB	5.13%	03/01/2039	2,000	2,180,100
Series 2011 H, Health Facilities RB	5.38%	03/01/2029	1,000	1,123,000
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.25%	07/01/2044	2,000	2,188,120
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,628,505
Wyandotte (County of) & Kansas City (City of) Unified Government;
Series 2009 A, Utility System RB (INS-BHAC) (a)	5.00%	09/01/2029	2,000	2,208,220
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	1,180	1,313,328
				13,452,233

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–1.39%

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.38%	08/15/2024	$3,000	$3,260,940
Series 2009 A, Hospital RB	5.63%	08/15/2027	1,000	1,099,210
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/2033	5,070	5,519,304
Subseries 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/2038	4,000	4,344,320
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2040	2,620	2,829,888
Series 2015 A, Sr. RB	5.00%	01/01/2045	2,200	2,378,068
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/2045	3,200	3,668,448
Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/2028	3,000	3,325,290
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (a)	5.25%	10/01/2035	6,000	6,569,700
				32,995,168

Louisiana–2.35%

Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/2034	550	601,574
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee) (a)	6.50%	12/01/2018	3,020	3,072,639
East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB (b)(c)	5.25%	02/01/2019	1,550	1,751,515
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center);
Series 2011 A, Ref. Hospital RB (b)(c)	5.38%	01/01/2021	400	475,948
Series 2011 A, Ref. Hospital RB (b)(c)	6.00%	01/01/2021	2,000	2,440,760
Series 2011 A, Ref. Hospital RB (b)(c)	6.00%	01/01/2021	1,000	1,220,380
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.00%	10/01/2025	1,000	1,122,750
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program);
Series 2000, RB (INS-ACA) (a)	6.55%	09/01/2025	4,860	5,385,074
Series 2000 A, RB (INS-AMBAC) (a)	6.30%	07/01/2030	1,685	1,929,106
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.38%	04/01/2031	1,000	1,106,840
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (a)	5.50%	02/01/2039	1,500	1,676,850
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/2029	1,600	1,828,144
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/2030	1,050	1,053,654
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015, Waste Disposal Facilities RB (e)(f)	7.00%	07/01/2024	3,695	3,721,641
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (b)(c)	5.50%	05/15/2026	1,010	1,309,909
Louisiana (State of); Series 2006 A, Gas & Fuels Tax RB (b)(c)	5.00%	05/01/2016	2,500	2,549,225
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	6.00%	01/01/2023	2,000	2,258,100
New Orleans (City of);
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	605	667,031
Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,020	1,129,803
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (a)	5.00%	12/01/2030	2,580	2,927,397
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	5,000	5,146,750
Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB (INS-AGM) (a)	5.00%	04/01/2031	2,645	2,983,930
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2035	8,500	9,470,105
				55,829,125

Maryland–1.25%

Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/2038	1,000	1,068,770
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/2037	2,000	2,055,380

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)

Maryland (State of) Community Development Administration; Series 2007, RB (f)	5.05%	09/01/2032	$2,005	$2,040,569
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.13%	01/01/2036	4,000	4,541,600
Series 2011 A, RB	6.25%	01/01/2031	3,175	3,641,344
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	6.13%	01/01/2030	4,250	4,741,385
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB	6.00%	07/01/2041	1,000	1,157,940
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	5.00%	08/15/2041	5,000	5,437,350
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/2020	2,000	2,252,620
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,460	1,593,853
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	1,030	1,116,952
				29,647,763

Massachusetts–2.06%

Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS-NATL) (a)	5.25%	11/01/2019	3,285	3,582,917
Massachusetts (State of) College Building Authority; Series 2009 A, RB	5.50%	05/01/2039	1,000	1,121,110
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS-NATL) (a)	5.38%	02/01/2027	2,000	2,193,000
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (b)(c)	5.75%	05/01/2019	2,000	2,314,060
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (d)	5.50%	11/15/2036	20,955	23,766,951
Massachusetts (State of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,129,520
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (a)	5.25%	07/01/2033	750	844,395
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/2017	427	426,103
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (b)(c)(d)	5.50%	07/01/2018	6,680	7,464,566
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	1,050	1,106,658
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/2036	1,000	1,176,930
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/2031	1,000	1,107,330
Massachusetts (State of) Housing Finance Agency; Series 2007 C, RB (f)	5.10%	12/01/2027	1,685	1,725,642
				48,959,182

Michigan–1.14%

Detroit (City of); Series 2006 B, Second Lien Water Supply System RB (INS-AGM) (a)	6.25%	07/01/2036	1,000	1,105,030
Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/2029	500	577,740
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	2,720	2,901,995
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	1,355	1,482,479
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/2037	2,000	2,205,160
Series 2014 D-2, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/2027	4,000	4,593,400
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	1,355	1,505,635
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,156,520
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (f)	7.50%	01/01/2021	1,145	1,130,218

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Wayne (County of) Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB (f)	5.00%	12/01/2032	$1,500	$1,621,260
Series 2012 B, RB (f)	5.00%	12/01/2037	1,500	1,598,370
Series 2012 D, Ref. RB (f)	5.00%	12/01/2028	2,500	2,771,475
Wyoming (City of); Series 2008, Water Supply System RB	5.13%	06/01/2028	1,305	1,414,907
				27,064,189

Minnesota–0.80%

Minneapolis (City of) (Fairview Health Services);
Series 2008, Health Care System RB (b)(c)	6.50%	11/15/2018	815	944,047
Series 2008, Health Care System RB (INS-AGC) (a)	6.50%	11/15/2038	4,460	5,053,849
Series 2008 A, Health Care System RB (b)(c)	6.75%	11/15/2018	3,000	3,496,800
Minneapolis (City of) (Providence); Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/2027	1,890	1,892,041
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/2030	1,060	1,168,311
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB (b)(c)	5.75%	07/01/2019	2,000	2,324,200
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB (b)(c)	5.25%	11/15/2016	3,800	3,975,256
				18,854,504

Mississippi–0.06%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	1,445	1,473,756

Missouri–1.44%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS-AGC) (a)	5.00%	10/01/2039	2,000	2,210,880
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.75%	06/01/2039	2,150	2,395,960
Cass (County of); Series 2007, Hospital RB	5.38%	05/01/2022	1,000	1,015,510
Gladstone (City of); Series 2006 A, COP (b)(c)	5.00%	06/01/2016	1,295	1,325,640
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	5,990	7,062,989
Ladue School District;
Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/2027	555	581,879
Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/2027	445	464,037
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	225	231,554
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB	5.63%	05/15/2039	2,500	2,749,425
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/2027	1,200	1,210,056
Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	950	1,022,114
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.13%	12/01/2031	3,325	3,428,308
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/2027	450	453,182
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.88%	09/01/2043	1,750	1,976,082
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/2021	1,000	1,032,040
St. Louis (County of) Industrial Development Authority (Ranken Jordan);
Series 2007, Ref. Health Facilities RB	5.00%	11/15/2027	1,350	1,355,292
Series 2007, Ref. Health Facilities RB	5.00%	11/15/2035	2,600	2,601,014

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB (b)(c)	6.38%	12/01/2017	$500	$555,890
Series 2007 A, Senior Living Facilities RB (b)(c)	6.38%	12/01/2017	1,250	1,389,725
St. Louis Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB (INS-AMBAC) (a)	4.50%	02/15/2028	1,000	1,010,650
				34,072,227

Montana–0.05%

Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/2031	1,000	1,158,950

Nebraska–1.21%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	4,900	5,400,290
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (a)	5.38%	04/01/2039	4,000	4,468,200
Nebraska (State of) Public Power District;
Series 2007 B, RB (b)(c)	5.00%	07/01/2017	9,820	10,492,081
Series 2007 B, RB (INS-BHAC) (a)	5.00%	01/01/2037	5,750	6,066,077
University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB	5.25%	07/01/2039	1,000	1,100,250
University of Nebraska (Omaha Health & Recreation); Series 2008, RB	5.00%	05/15/2033	1,000	1,079,920
				28,606,818

Nevada–0.91%

Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	2,000	2,231,520
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/2042	2,000	2,238,760
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (a)	5.25%	07/01/2039	5,500	6,158,845
Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds (b)(c)	5.63%	07/01/2018	1,500	1,678,920
Clark (County of); Series 1992 A, Transportation Improvement Limited Tax GO Bonds (INS-AMBAC) (a)	6.50%	06/01/2017	3,000	3,258,240
Clark County School District; Series 2007 C, Building Limited Tax GO Bonds (b)(c)	5.00%	12/15/2017	4,000	4,345,600
Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds	5.00%	06/01/2029	800	890,704
Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite);
Series 2007, Special Assessment Local Improvement RB	5.85%	08/01/2018	405	414,040
Series 2007, Special Assessment Local Improvement RB	6.00%	08/01/2027	450	457,447
				21,674,076

New Hampshire–0.59%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (a)	5.13%	01/01/2030	5,250	5,569,200
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/2039	945	1,011,169
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2042	6,000	6,278,160
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB	6.00%	01/01/2034	1,100	1,245,959
				14,104,488

New Jersey–3.77%

Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (f)	5.00%	12/01/2024	4,000	4,499,360
Landis Sewage Authority (Registered CARS); Series 1993, Sewer RB (INS-NATL) (a)(k)	9.93%	09/19/2019	1,100	1,228,326
New Jersey (State of) Economic Development Authority (Paterson Charter School);
Series 2012 C, RB	5.00%	07/01/2032	675	615,249
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,126,697
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/2031	3,020	3,372,766
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB (b)(c)	5.25%	11/15/2016	750	783,735

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (f)	5.38%	01/01/2043	$1,500	$1,609,095
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/2024	3,885	4,363,360
Series 2009, School Facilities Construction RB (b)(c)	5.50%	12/15/2018	645	731,462
Series 2009, School Facilities Construction RB (INS-AGC) (a)	5.50%	12/15/2034	355	389,673
Series 2009 BB, School Facilities Construction RB (b)(c)	5.00%	09/01/2019	1,750	1,995,910
Series 2012, Ref. RB	5.00%	06/15/2025	3,000	3,228,180
Series 2012, Ref. RB	5.00%	06/15/2026	1,000	1,068,810
Series 2012, Ref. RB	5.00%	06/15/2028	3,000	3,171,750
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2011 A, Ref. RB	5.63%	07/01/2032	4,000	4,625,240
Series 2011 A, Ref. RB	5.63%	07/01/2037	4,000	4,576,040
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/2030	1,000	1,101,890
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2008 AA, RB	6.38%	10/01/2028	920	954,748
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(g)	0.00%	12/15/2026	10,000	6,018,400
New Jersey (State of) Turnpike Authority;
Series 1991 C, RB (c)	6.50%	01/01/2016	130	130,711
Series 1991 C, RB (c)	6.50%	01/01/2016	195	196,067
Series 1991 C, RB (INS-NATL) (a)	6.50%	01/01/2016	370	371,980
Series 2009 H, RB	5.00%	01/01/2036	1,000	1,095,000
Series 2009 I, RB	5.00%	01/01/2035	2,000	2,220,140
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (a)	5.00%	12/01/2019	9,000	9,034,650
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	11,625	11,496,428
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	3,330	2,692,571
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	8,830	7,997,949
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	9,500	7,716,470
				89,412,657

New Mexico–0.43%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (b)	5.20%	06/01/2020	2,000	2,214,680
Series 2010 C, Ref. PCR	5.90%	06/01/2040	4,100	4,518,323
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (d)	6.38%	08/01/2032	3,000	3,423,780
				10,156,783

New York–8.53%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (g)	0.00%	07/15/2035	5,000	2,028,550
Series 2009, PILOT RB	6.25%	07/15/2040	2,710	3,079,102
Series 2009, PILOT RB	6.38%	07/15/2043	1,130	1,290,042
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	6,850	6,545,106
Long Island (City of) Power Authority; Series 2014 C, Ref. Floating Rate General RB (b)(i)	0.79%	11/01/2018	2,000	1,987,380
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS-AGM) (a)(g)	0.00%	06/01/2017	5,000	4,915,550
Series 2008 A, Electric System General RB (b)(c)	6.00%	05/01/2019	5,000	5,856,500
Series 2008 A, Electric System General RB (INS-BHAC) (a)	5.50%	05/01/2033	5,000	5,702,000
Metropolitan Transportation Authority;
Series 2011 A, RB	5.00%	11/15/2041	2,000	2,267,480
Series 2013 A, RB	5.00%	11/15/2038	3,025	3,407,209
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	3,000	3,507,810

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/2094	$5,250	$6,459,968
New York (City of) Industrial Development Agency (Polytechnic University);
Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/2027	5,000	5,391,250
Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/2037	2,500	2,680,125
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC) (a)	6.38%	01/01/2039	1,000	1,135,430
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB (d)	5.00%	06/15/2045	28,610	31,814,892
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (d)	5.25%	01/15/2039	2,000	2,216,720
Series 2013, Sub. Future Tax Sec. RB (d)	5.00%	11/01/2038	5,465	6,228,187
Subseries 2009 A-1, Future Tax Sec. RB (d)	5.00%	05/01/2028	5,570	6,269,258
Subseries 2009 A-1, Future Tax Sec. RB (d)	5.00%	05/01/2029	4,455	5,006,885
Subseries 2009 A-1, Future Tax Sec. RB (d)	5.00%	05/01/2030	4,455	4,979,131
Subseries 2013, Sub. Future Tax Sec. RB (d)	5.00%	11/01/2042	12,625	14,255,140
New York (City of);
Subseries 2007 D-1, Unlimited Tax GO Bonds (b)(c)	5.13%	12/01/2017	1,265	1,374,840
Subseries 2007 D-1, Unlimited Tax GO Bonds	5.13%	12/01/2022	1,235	1,342,976
Subseries 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/2027	2,225	2,411,967
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (d)	5.00%	03/15/2031	21,885	25,420,959
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group);
Series 2011 A, RB	5.00%	05/01/2032	1,000	1,100,640
Series 2011 A, RB	5.00%	05/01/2041	1,000	1,092,260
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, Lease RB	5.00%	07/01/2035	1,000	1,143,360
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB (c)	7.38%	07/01/2016	1,575	1,634,267
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB (d)	5.00%	03/15/2040	12,030	13,712,997
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (f)(k)	13.44%	07/01/2026	3,000	3,031,260
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB (k)	12.29%	04/01/2020	2,500	2,504,500
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (d)	5.00%	03/15/2028	2,000	2,213,100
New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/2039	500	557,130
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (e)	5.00%	11/15/2044	10,905	11,185,040
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/2006; Cost $ 636,422) (e)(h)	6.13%	02/15/2019	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2021	665	667,720
Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/2040	2,135	2,367,822
Triborough Bridge & Tunnel Authority;
Series 1992 Y, General Purpose RB (c)	5.50%	01/01/2017	1,305	1,324,223
Series 1993 B, General Purpose RB (c)	5.00%	01/01/2020	1,960	2,182,930
				202,291,714

North Carolina–0.69%

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (b)(c)	5.25%	04/01/2018	5,875	6,458,681
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (f)	5.00%	06/30/2054	2,775	2,902,844
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB	5.00%	06/01/2039	1,000	1,110,230
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/2024	2,000	2,040,640

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.63%	10/01/2027	$1,000	$1,031,480
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (INS-AGC) (a)	5.13%	01/01/2024	2,000	2,174,840
Oak Island (Town of); Series 2009, Enterprise System RB (b)(c)	6.00%	06/01/2019	500	584,835
				16,303,550

North Dakota–0.29%

Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/2037	1,000	1,087,920
Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/2031	1,250	1,514,063
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.20%	12/01/2026	1,000	1,000,880
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	2,000	2,115,520
North Dakota (State of) Board of Higher Education (North Dakota State University); Series 2007, Housing & Auxiliary Facilities RB (INS-AMBAC) (a)	5.00%	04/01/2027	1,085	1,132,425
				6,850,808

Ohio–3.75%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	2,760	2,233,889
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,000	1,108,260
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/2038	1,025	1,125,696
Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds (b)(c)	5.00%	06/01/2019	1,000	1,136,110
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	13,075	11,337,986
Cleveland (City of);
Series 1993 G, Ref. First Mortgage Waterworks Improvement RB (INS-NATL) (a)	5.50%	01/01/2021	3,375	3,738,488
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(g)	0.00%	11/15/2025	2,895	2,126,175
Series 2012 A, Ref. Airport System RB	5.00%	01/01/2029	5,000	5,499,800
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools);
Series 2014 A, Ref. & Improvement Lease RB (e)	5.75%	01/01/2024	760	815,776
Series 2014 A, Ref. & Improvement Lease RB (e)	6.50%	01/01/2034	2,450	2,624,538
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	500	510,415
Hamilton (County of) (Christ Hospital);
Series 2012, Health Care Facilities RB	5.25%	06/01/2027	3,295	3,812,183
Series 2012, Health Care Facilities RB	5.50%	06/01/2042	6,000	6,699,600
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/2037	4,750	4,821,345
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)	5.00%	04/01/2024	1,750	1,884,925
Series 2006 H, Hospital Facilities RB (INS-AGC) (a)	5.00%	02/01/2024	4,810	5,182,583
Middleburg Heights (City of) (Southwest General Health Center);
Series 2011, Hospital Facilities RB	5.13%	08/01/2031	1,750	1,905,803
Series 2011, Hospital Facilities RB	5.25%	08/01/2036	1,500	1,632,645
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	5,000	5,139,700
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB	5.50%	01/01/2039	3,750	4,232,175
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (f)	5.00%	12/31/2025	2,000	2,320,120
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	3,000	3,308,190
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	5,850	6,269,503
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (f)	6.10%	09/20/2049	2,845	3,017,179

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)	5.88%	06/01/2016	$2,140	$2,185,197
Reynoldsburg City School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds (b)(c)	5.00%	06/01/2018	1,000	1,100,500
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/2045	3,000	3,029,340
				88,798,121

Oklahoma–0.96%

Grand River Dam Authority;
Series 2008 A, RB (INS-BHAC) (a)	5.00%	06/01/2021	3,735	4,097,482
Series 2008 A, RB (INS-BHAC) (a)	5.00%	06/01/2022	3,735	4,099,947
Series 2008 A, RB (INS-BHAC) (a)	5.00%	06/01/2023	6,350	6,954,647
Oklahoma (State of) Colleges Board Of Regents (University of Central Oklahoma); Series 2004 B, Student Facilities RB (INS-AMBAC) (a)	5.50%	06/01/2024	2,000	2,008,620
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (b)(f)	5.00%	06/01/2025	5,000	5,536,650
				22,697,346

Oregon–0.52%

Beaverton School District;
Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.00%	06/01/2031	750	838,567
Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.13%	06/01/2036	500	560,130
Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.25%	05/01/2034	2,000	2,219,020
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/2030	1,500	1,609,935
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/2029	900	1,007,055
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/2032	1,000	1,098,050
Series 2012, Ref. RB	5.75%	05/15/2027	1,000	1,120,450
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (e)	6.38%	11/01/2033	3,500	3,837,225
				12,290,432

Pennsylvania–1.80%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.25%	03/01/2027	700	790,146
Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/2029	1,385	1,639,438
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,000	1,112,550
Erie (City of) Parking Authority; Series 2010, Gtd. RB (INS-AGM) (a)	5.20%	09/01/2035	1,000	1,099,980
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/2022	2,125	2,267,099
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB (INS-AGC) (a)	5.50%	10/01/2032	2,250	2,435,130
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (e)(f)	5.50%	11/01/2044	3,300	3,412,629
Pennsylvania (State of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. Exempt Facilities RB	6.40%	12/01/2038	3,000	3,137,310
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB	5.13%	05/01/2036	500	548,835
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS-AGC) (a)	5.00%	06/01/2039	1,850	2,032,743
Subseries 2009 A, Sub. RB (INS-AGC) (a)	5.00%	06/01/2024	4,000	4,487,400
Subseries 2010 B-2, Sub. Conv. CAB RB (l)	5.75%	12/01/2028	4,550	5,124,710
Subseries 2010 B-2, Sub. Conv. CAB RB (l)	6.00%	12/01/2034	2,750	3,077,938
Subseries 2014 A-2, Sub. Turnpike Conv. CAB RB (l)	5.13%	12/01/2040	5,500	4,015,935

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.00%	08/01/2030	$500	$549,195
Series 2009 B, Limited Tax GO Bonds (b)(c)	7.00%	07/15/2016	2,425	2,526,123
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	02/01/2031	2,000	2,258,220
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC) (a)	5.00%	11/15/2033	2,000	2,178,840
				42,694,221

Puerto Rico–0.39%

Puerto Rico (Commonwealth of) Electric Power Authority; Series 1989 O, CAB RB (c)(g)	0.00%	07/01/2017	9,655	9,193,394
Puerto Rico Sales Tax Financing Corp.; First Subseries 2009 A, RB (b)(c)	5.50%	08/01/2019	20	23,130
				9,216,524

Rhode Island–0.55%

Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/2035	500	563,340
Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS-AGC) (a)(f)	5.25%	07/01/2028	1,810	1,956,157
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS-AGC) (a)	6.25%	05/15/2030	500	570,300
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	4.50%	06/01/2045	10,000	9,951,400
				13,041,197

South Carolina–1.37%

College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS-SGI) (a)	4.63%	04/01/2030	1,500	1,557,270
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/2031	2,120	2,344,232
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/2040	2,000	2,229,200
Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB	5.00%	01/01/2024	2,000	2,145,360
Series 2011 C, Ref. Electric RB (INS-AGC) (a)	5.00%	01/01/2030	500	555,140
Series 2011 D, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/2034	1,000	1,181,310
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.00%	02/01/2019	1,000	1,107,200
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.38%	02/01/2029	2,000	2,190,740
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.50%	02/01/2038	3,000	3,325,440
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/2028	2,000	2,110,160
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/2039	1,000	1,080,910
Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	3,850	4,350,692
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/2032	713	732,856
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/2047	306	31,187
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/2026	500	502,220
South Carolina (State of) Public Service Authority;
Series 2008 A, RB (b)(c)	5.50%	01/01/2019	160	182,061
Series 2008 A, RB	5.50%	01/01/2038	1,840	2,048,141
Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (INS-AGC) (a)	5.25%	04/15/2022	4,465	4,862,921
				32,537,040

South Dakota–0.53%

Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/2031	1,500	1,679,430
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/2042	4,000	4,331,480
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (b)(c)	5.50%	08/01/2018	4,000	4,468,600

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Dakota–(continued)

South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	6.00%	05/01/2028	$140	$142,148
South Dakota (State of); Series 1993 A, Lease Revenue Trust Ctfs. (c)	6.70%	09/01/2017	1,740	1,859,085
				12,480,743

Tennessee–0.42%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/2036	1,000	1,024,070
Series 2010, Hospital RB	5.63%	07/01/2030	2,000	2,243,820
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/2027	2,000	2,168,940
Series 2012, Ref. & Improvement RB	5.00%	07/01/2032	1,500	1,600,815
Series 2012, Ref. & Improvement RB	5.00%	07/01/2037	1,100	1,161,468
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.);
Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/2034	500	516,095
Series 2014, Residential Care Facility Mortgage RB	5.25%	12/01/2044	1,165	1,193,974
				9,909,182

Texas–10.59%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (f)	4.85%	04/01/2021	3,615	3,649,198
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (f)(h)	6.50%	11/01/2029	430	95,138
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.00%	03/01/2034	1,000	1,057,900
Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (b)(c)	5.00%	03/01/2017	1,000	1,055,030
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS-BHAC) (a)	5.00%	08/15/2039	1,020	1,108,679
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/2039	1,500	1,639,350
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB (c)	7.00%	05/01/2021	500	609,675
Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB (f)	5.95%	05/15/2033	1,100	1,208,867
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB (b)(f)	5.90%	05/01/2028	1,050	1,132,257
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	4,500	5,168,250
Central Texas Regional Mobility Authority;
Series 2011, Sr. Lien RB	5.75%	01/01/2031	1,000	1,137,390
Series 2011, Sr. Lien RB	6.00%	01/01/2041	5,000	5,720,300
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/2043	2,000	2,373,280
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/2030	2,000	2,049,040
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.25%	08/15/2034	4,000	4,446,640
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2034	1,250	1,335,000
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,608,810
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2026	2,840	3,075,294
Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (g)	0.00%	08/15/2023	2,000	1,694,340
Grand Parkway Transportation Corp.; Series 2013 B, Sub. Tier Toll RB	5.25%	10/01/2051	14,360	16,197,649
Harris (County of);
Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/15/2031	6,665	8,600,249
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/2031	2,920	3,292,066
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/2038	1,000	1,108,450
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB	5.38%	11/15/2028	825	905,322

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.25%	11/15/2035	$1,100	$1,232,231
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (b)(c)	7.25%	12/01/2018	1,000	1,185,030
Harris County Health Facilities Development Corp. (TECO);
Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/2026	3,860	4,224,809
Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/2027	3,180	3,467,027
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/2023	1,805	1,850,432
Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(g)	0.00%	09/01/2026	8,750	6,107,500
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(g)	0.00%	09/01/2027	3,600	2,388,420
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.50%	07/01/2034	875	965,921
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011, RB (b)(c)	6.50%	05/15/2021	935	1,186,150
Series 2011, RB	6.50%	05/15/2031	805	957,636
Series 2011 A, RB (b)(c)	6.88%	05/15/2021	1,700	2,190,042
Houston Independent School District; Series 2008, Schoolhouse Limited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2026	6,875	7,225,831
Laredo Community College District; Series 2010, Combined Fee RB (INS-AGM) (a)	5.25%	08/01/2035	1,000	1,133,620
Love Field Airport Modernization Corp. (Southwest Airlines Co.);
Series 2010, Special Facilities RB	5.25%	11/01/2040	1,000	1,095,650
Series 2012, Special Facilities RB (f)	5.00%	11/01/2028	2,000	2,195,120
Lower Colorado River Authority;
Series 2012 A, Ref. RB (b)(c)	5.00%	05/15/2022	10	12,059
Series 2012 A, Ref. RB	5.00%	05/15/2030	4,585	5,206,084
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/2036	4,000	4,078,200
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (b)(c)	6.00%	02/15/2019	2,500	2,882,300
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.);
Series 2014, Ref. RB	5.13%	02/15/2030	1,750	1,848,228
Series 2014, Ref. RB	5.13%	02/15/2042	2,000	2,066,140
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	2,350	2,630,849
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2046	3,000	3,091,560
Newark Cultural Education Facilities Finance Corp. (A.W. Brown-Fellowship Leadership); Series 2012, Lease RB	6.00%	08/15/2042	2,330	2,405,352
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/2021	1,000	1,111,300
Series 2008, Ref. First Tier RB (b)(c)	6.00%	01/01/2018	1,755	1,939,749
Series 2008, Ref. First Tier RB	6.00%	01/01/2023	245	267,822
Series 2008, Ref. First Tier RB (INS-AGC) (a)	5.63%	01/01/2033	945	1,025,363
Series 2008, Ref. First Tier System RB (b)(c)	5.63%	01/01/2018	1,595	1,750,560
Series 2008, Ref. First Tier System RB (b)(c)	5.63%	01/01/2018	805	883,866
Series 2008, Ref. First Tier System RB	5.63%	01/01/2033	1,905	2,056,771
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/2028	12,800	8,301,440
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/2029	2,165	1,332,254
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/2031	4,710	2,651,542
Series 2008 F, Ref. Second Tier System RB (b)(c)	6.13%	01/01/2016	5,000	5,025,450
Series 2008 K-1, Ref. First Tier System RB (INS-AGC) (a)	5.75%	01/01/2038	1,630	1,821,362
Series 2011, Ref. First Tier System RB	5.00%	01/01/2038	1,000	1,085,800
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS-AGC) (a)	5.13%	02/15/2031	1,000	1,105,570
Pflugerville (City of);
Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.30%	08/01/2031	860	969,762
Series 2009, Limited Tax GO Ctfs. (INS-AGC) (a)	5.38%	08/01/2032	755	850,485
Pharr-San Juan-Alamo Independent School District;
Series 2006, Ref. Unlimited Tax GO Bonds (b)(c)	5.13%	02/01/2016	570	574,782
Series 2006, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.13%	02/01/2024	440	443,502

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, Retirement Facility RB	6.75%	11/15/2024	$850	$981,572
Series 2014 B-1, TEMPS-75SM Retirement Facility RB	6.13%	11/15/2020	1,700	1,702,550
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	6.38%	07/01/2033	1,470	1,035,836
Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds	5.25%	02/15/2033	1,000	1,086,470
Sachse (City of);
Series 2009, Ref. & Improvement Limited Tax GO Bonds (b)(c)	5.25%	02/15/2019	105	119,009
Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (a)	5.25%	02/15/2031	395	438,102
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/2032	1,250	1,381,800
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/2037	1,000	1,105,440
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.13%	11/15/2029	2,000	2,195,940
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/2037	345	351,662
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB	5.00%	11/15/2017	500	526,145
Series 2007, Retirement Facility RB	5.25%	11/15/2037	4,000	4,187,760
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/2025	2,200	2,244,506
Series 2007, Retirement Facility RB	5.75%	02/15/2029	1,500	1,524,060
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008, Ref. RB (b)(c)	5.75%	07/01/2016	30	30,808
Series 2008, Ref. RB (b)(c)	6.50%	01/01/2019	875	1,016,094
Series 2008, Ref. RB (INS-AGC) (a)	5.75%	07/01/2018	1,690	1,806,880
Series 2008, Ref. RB (INS-AGC) (a)	6.50%	07/01/2037	3,375	3,807,776
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/2017	2,700	2,841,372
Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Regular Residual Interest Home Mortgage RB (CEP-GNMA) (f)(k)	13.37%	07/02/2024	175	184,828
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	7,670	3,185,274
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	9,995	3,924,437
Texas (State of) Transportation Commission;
Series 2006 A, State Highway Fund First Tier RB (b)(c)	5.00%	04/01/2016	2,000	2,032,140
Series 2008, Mobility Fund Unlimited Tax GO Bonds (b)(c)(d)	5.00%	04/01/2018	3,650	3,995,619
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, First Tier CAB RB (c)(g)	0.00%	08/15/2027	30	22,683
Series 2002 A, First Tier CAB RB (INS-BHAC) (a)(g)	0.00%	08/15/2027	970	672,569
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/2025	1,610	1,811,846
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	4,485	5,486,500
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2023	2,000	2,319,580
Series 2012, Gas Supply RB	5.00%	12/15/2028	6,310	6,999,935
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,875	2,049,150
Series 2012, Gas Supply RB	5.00%	12/15/2032	3,865	4,239,171
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	5,460	6,410,641
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (f)	7.00%	12/31/2038	3,475	4,322,135
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/2027	1,325	1,428,536
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, Hospital RB	5.13%	07/01/2022	1,655	1,891,764
Series 2011, Hospital RB	5.25%	07/01/2023	2,000	2,270,560
University of Houston; Series 2009, Ref. Consolidated RB	5.00%	02/15/2029	1,000	1,101,820

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2023	$1,790	$1,941,219
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS-AMBAC) (a)	5.38%	11/15/2024	1,300	1,329,081
				251,095,015

Utah–0.17%

Pleasant Grove (City of); Series 2008, Water RB (INS-AGM) (a)	5.25%	12/01/2033	710	779,339
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	600	616,242
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (b)(c)	5.00%	06/15/2018	1,050	1,157,457
Utah Housing Corp.; Series 2008 C-1, Class III, Single Family Mortgage RB (f)	5.70%	07/01/2028	1,375	1,414,187
				3,967,225

Vermont–0.33%

University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/2039	1,275	1,421,268
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/2020	1,250	1,440,512
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/2036	3,300	3,366,825
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS-AGM) (a)	5.00%	12/01/2034	1,565	1,654,659
				7,883,264

Virgin Islands–0.20%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	3,600	4,002,264
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	750	817,733
				4,819,997

Virginia–1.11%

Hampton Roads Sanitation District; Series 2008, Wastewater RB	5.00%	04/01/2038	2,000	2,163,320
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB (b)(c)	6.00%	12/01/2018	1,000	1,150,380
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB (f)	5.00%	07/01/2027	4,465	4,847,561
Series 2012, Sr. Lien RB (f)	5.50%	01/01/2042	4,920	5,436,305
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB (f)	5.00%	07/01/2034	6,735	7,127,448
Series 2012, Sr. Lien RB (f)	5.00%	01/01/2040	2,535	2,655,311
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/2029	2,000	2,287,800
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/2017	538	554,705
				26,222,830

Washington–2.53%

FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/2039	1,000	1,119,910
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	950	967,328
King (County of) Housing Authority (Egis Housing Program); Series 2007, Capital Fund Program RB (b)(c)(f)	5.30%	06/01/2017	1,025	1,085,106
King (County of) Public Hospital District No. 1; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)	5.25%	12/01/2028	3,575	3,867,256
Klickitat (County of) Public Utility District No. 1;
Series 2006 B, Ref. RB (INS-NATL) (a)	5.00%	12/01/2024	245	255,408
Series 2006 B, Ref. RB (b)(c)	5.00%	12/01/2016	1,840	1,923,978
Series 2006 B, Ref. RB (b)(c)	5.00%	12/01/2016	1,755	1,835,098
Series 2006 B, Ref. RB (INS-NATL) (a)	5.00%	12/01/2023	260	271,151

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Seattle (City of);
Series 2008, Drainage & Wastewater RB	5.00%	06/01/2025	$2,450	$2,683,289
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/2023	2,000	2,278,560
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB	5.63%	01/01/2035	1,250	1,390,275
Series 2011, RB	6.00%	01/01/2031	1,500	1,707,345
Washington (State of) Health Care Facilities Authority (MultiCare Health System);
Series 2004 A, RB (b)(c)	5.25%	08/15/2018	1,000	1,113,840
Series 2008 B, RB (b)(c)	6.00%	08/15/2019	2,000	2,352,140
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 D, RB (INS-AGM) (a)	5.25%	10/01/2033	5,000	5,497,350
Washington (State of) Higher Education Facilities Authority (Whitworth University);
Series 2009, Ref. RB	5.38%	10/01/2029	500	539,695
Series 2009, Ref. RB	5.63%	10/01/2040	1,500	1,607,295
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB (e)	6.50%	07/01/2030	800	825,256
Series 2015 A, RB (e)	6.75%	07/01/2035	820	848,577
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (e)	6.00%	01/01/2027	1,100	1,148,950
Washington (State of);
Series 2007 B, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)(c)	5.00%	07/01/2017	2,250	2,403,990
Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds (d)	5.00%	08/01/2030	21,500	24,262,750
				59,984,547

West Virginia–0.10%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (f)	5.50%	10/15/2037	1,000	1,045,590
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/2034	250	255,618
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	1,125	1,173,712
				2,474,920

Wisconsin–1.13%

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (f)	5.38%	11/01/2021	2,000	2,129,280
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/2028	1,250	1,185,438
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/2030	1,500	1,651,890
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/2034	750	807,135
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB (b)(c)	5.50%	05/01/2021	2,000	2,430,260
Series 2011 A, RB (b)(c)	5.75%	05/01/2021	1,000	1,228,150
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group);
Series 2009, RB (b)(c)	6.38%	02/15/2019	500	584,075
Series 2009, RB (b)(c)	6.63%	02/15/2019	1,000	1,176,020
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital Inc.); Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,363,031
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (f)	5.30%	09/01/2023	1,680	1,747,015
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,012,008
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	2,355	2,670,264
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	5,000	5,691,000
				26,675,566

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wyoming–0.43%

Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/2039	$4,000	$4,526,320
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (f)	5.60%	12/01/2035	2,005	2,011,917
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/2031	1,000	1,145,480
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.50%	01/01/2033	2,360	2,545,520
				10,229,237
TOTAL INVESTMENTS(m)–107.72% (Cost $2,341,603,254)				2,553,944,194
FLOATING RATE NOTE OBLIGATIONS–(10.54)%
Notes with interest and fee rates ranging from 0.53% to 0.83% at 11/30/2015 and contractual maturities of collateral ranging from 05/15/2023 to 06/15/2045 (See Note 1D) (n)				(249,780,000)
OTHER ASSETS LESS LIABILITIES–2.82%				66,751,043
NET ASSETS–100.00%				$2,370,915,237

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.

AGC	—Assured Guaranty Corp.

AGM	—Assured Guaranty Municipal Corp.

AMBAC	—American Municipal Bond Assurance Corp.

BHAC	—Berkshire Hathaway Assurance Corp.

CAB	—Capital Appreciation Bonds

CARS	—Convertible Auction Rate Security

CEP	—Credit Enhancement Provider

Connie Lee	—Connie Lee Insurance Co.

Conv.	—Convertible

COP	—Certificates of Participation

CR	—Custodial Receipts

Ctfs.	—Certificates

FHA	—Federal Housing Administration

FTA	—Federal Transit Administration

GNMA	—Government National Mortgage Association

GO	—General Obligation

Gtd.	—Guaranteed

IDR	—Industrial Development Revenue Bonds

INS	—Insurer

Jr.	—Junior

MFH	—Multi-Family Housing

NATL	—National Public Finance Guarantee Corp.

PCR	—Pollution Control Revenue Bonds

PILOT	—Payment-in-Lieu-of-Tax

RAB	—Revenue Anticipation Bonds

RAC	—Revenue Anticipation Certificates

RB	—Revenue Bonds

Ref.	—Refunding

Sec.	—Secured

SGI	—Syncora Guarantee, Inc.

Sr.	—Senior

Sub.	—Subordinated

TEMPS	—Tax-Exempt Mandatory Paydown Securities

Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $66,180,458, which represented 2.79% of the Fund’s Net Assets.

(f)	Security subject to the alternative minimum tax.

(g)	Zero coupon bond issued at a discount.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2015 was $1,130,335, which represented less than 1% of the Fund’s Net Assets.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(j)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $13,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $6,948,914, which represented less than 1% of the Fund’s Net Assets.

(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Corp.	7.2%
Assured Guaranty Municipal Corp.	7.0
(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2015. At November 30, 2015, the Fund’s investments with a value of $430,199,961 are held by TOB Trusts and serve as collateral for the $249,780,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Municipal Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

Invesco Municipal Income Fund

D.	Floating Rate Note Obligations – (continued)

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2015 was $ 295,701,514 and $ 236,687,152, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$224,303,999
Aggregate unrealized (depreciation) of investment securities	(5,922,815)
Net unrealized appreciation of investment securities	$218,381,184
Cost of investments for tax purposes is $2,335,563,010.

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2015

invesco.com/us	VK-NYTFI-QTR-1 11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–105.51%

New York–100.32%

Albany (City of) Industrial Development Agency (Albany Law School University); Series 2007 A, Civic Facility RB	5.00%	07/01/2031	$1,000	$1,024,780
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB (a)(b)	5.75%	11/15/2017	400	439,220
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM) (c)	5.00%	12/15/2025	500	555,490
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB (a)(b)	6.25%	11/15/2020	1,000	1,238,170
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/2034	500	568,510
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (d)	0.00%	07/15/2034	3,685	1,571,063
Series 2009, PILOT RB	6.25%	07/15/2040	685	778,297
Series 2009, PILOT RB	6.38%	07/15/2043	475	542,274
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System); Series 2015, RB	5.25%	07/01/2035	1,000	1,139,260
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,098,766
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	500	528,495
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Solid Waste Disposal RB (e)(f)	5.00%	01/01/2035	1,100	1,176,934
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB	5.00%	08/01/2032	350	385,564
Series 2012, RB	5.00%	08/01/2042	1,750	1,888,652
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	1,160	1,298,620
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2014 A, RB	5.00%	07/01/2044	600	654,834
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/2033	1,000	1,013,540
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB (g)	5.25%	05/01/2030	2,850	3,315,491
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	1,275	1,218,250
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/2039	1,340	1,490,670
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/2047	1,400	1,599,024
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/2030	1,000	1,004,200
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS-AGM) (c)(d)	0.00%	06/01/2018	2,000	1,928,240
Series 2008 A, Electric System General RB (INS-BHAC) (c)	5.50%	05/01/2033	355	404,842
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/2034	1,500	1,696,635
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/2027	615	701,371
Series 2012 H, RB	5.00%	11/15/2030	750	876,405
Series 2013 E, RB	5.00%	11/15/2030	1,000	1,164,490
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/2041	370	402,020
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/2036	875	979,501
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	180	178,096
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	65	3,703
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/2027	930	1,041,870
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/2037	750	806,280
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	1,000	1,003,560
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997, Special Obligation RB (INS-NATL) (c)(e)	5.75%	12/01/2022	2,000	2,009,780
Series 2010, Special Obligation RB	6.00%	12/01/2042	860	1,005,572
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (c)	5.25%	11/01/2037	1,300	1,393,665

See accompanying notes which are an integral part of this schedule.

                                 Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (c)	5.00%	01/01/2036	$1,140	$1,172,889
New York (City of) Industrial Development Agency (Terminal One Group Association, L.P.);
Series 2005, Special Facility RB (a)(e)	5.50%	01/01/2020	2,000	2,008,440
Series 2005, Special Facility RB (a)(e)	5.50%	01/01/2024	2,000	2,008,240
New York (City of) Municipal Water Finance Authority;
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/2040	2,000	2,270,620
Subseries 2011 A-1, VRD Water & Sewer System RB (h)	0.01%	06/15/2044	1,000	1,000,000
New York (City of) Transitional Finance Authority;
Series 2009 S-1, Building Aid RB	5.50%	07/15/2038	500	553,060
Series 2009 S-2, Building Aid RB	6.00%	07/15/2033	850	955,349
Series 2009 S-3, Building Aid RB (g)	5.25%	01/15/2027	1,310	1,471,654
Series 2009 S-3, Building Aid RB (g)	5.25%	01/15/2039	1,000	1,108,360
Series 2009 S-5, Building Aid RB	5.00%	01/15/2031	595	656,368
Subseries 2009 A-1, Future Tax Sec. RB (g)	5.00%	05/01/2028	755	849,783
Subseries 2009 A-1, Future Tax Sec. RB (g)	5.00%	05/01/2029	605	679,947
Subseries 2009 A-1, Future Tax Sec. RB (g)	5.00%	05/01/2030	605	676,178
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/2024	660	777,671
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,136,990
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/2039	850	950,836
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB	5.00%	04/01/2031	800	878,208
New York (City of);
Subseries 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/2028	1,750	1,971,847
Subseries 2008 G-1, Unlimited Tax GO Bonds (a)(b)	6.25%	12/15/2018	390	451,784
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/2035	10	11,574
Subseries 2008 I-1, Unlimited Tax GO Bonds (a)(b)	5.00%	02/01/2018	245	266,795
Subseries 2008 I-1, Unlimited Tax GO Bonds	5.00%	02/01/2025	160	173,019
Subseries 2011 D-3-B, VRD Unlimited Tax GO Bonds (LOC-Royal Bank of Canada) (h)(i)	0.01%	10/01/2039	4,100	4,100,000
New York (Counties of) Tobacco Trust; Subseries 2005 S1, Pass Through CAB RB (d)	0.00%	06/01/2038	4,185	1,054,578
New York (State of) Dormitory Authority (Barnard College); Series 2015 A, Ref. RB	5.00%	07/01/2043	1,185	1,343,115
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2009, Ref. RB	5.75%	07/01/2033	660	737,339
Series 2012 A, RB	5.00%	07/01/2026	1,000	1,119,020
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (c)	5.50%	05/15/2027	710	903,021
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (c)	5.50%	05/15/2030	750	966,585
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (c)	5.50%	05/15/2031	555	721,594
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/2041	510	593,115
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB (g)	5.00%	07/01/2035	4,725	4,843,314
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/2036	1,000	1,145,000
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL) (c)	5.25%	07/01/2028	935	1,094,156
New York (State of) Dormitory Authority (Fordham University);
Series 2008 B, RB (INS-AGC) (c)	5.00%	07/01/2033	500	543,760
Series 2011 A, RB	5.13%	07/01/2029	500	582,620
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,302,214
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS-AGC) (c)	5.00%	07/01/2041	1,150	1,208,017
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/2029	1,000	1,095,230
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS-NATL) (c)	5.50%	07/01/2023	1,250	1,554,062
New York (State of) Dormitory Authority (Mental Health Services);
Series 2007, RB (INS-AGM) (c)	5.00%	02/15/2027	100	104,718
Series 2007 F, RB (a)(b)	5.00%	02/15/2017	900	947,853

See accompanying notes which are an integral part of this schedule.

                                 Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (c)	5.00%	08/01/2029	$1,000	$1,003,790
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/2031	875	963,419
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB (a)(b)	5.13%	07/01/2019	1,250	1,429,987
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB	6.00%	07/01/2040	1,500	1,712,835
New York (State of) Dormitory Authority (New York University); eries 2001 1, RB (INS-BHAC) (c)	5.50%	07/01/2031	1,070	1,352,769
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group);
Series 2009 A, RB (a)(b)	5.50%	05/01/2019	1,250	1,439,462
Subseries 2005 A, RB (a)(b)	5.00%	11/01/2016	750	781,965
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2015, Ref. RB (f)	5.00%	12/01/2045	425	440,950
New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB	5.00%	05/01/2029	1,000	1,076,100
New York (State of) Dormitory Authority (Pratt Institute); Series 2015 A, Ref. RB	5.00%	07/01/2044	925	1,024,215
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/2040	1,250	1,415,587
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/2041	775	882,779
New York (State of) Dormitory Authority (Sales Tax); Series 2014 A, State Supported Debt RB	5.00%	03/15/2044	1,040	1,184,685
New York (State of) Dormitory Authority (School Districts Financing Program);
Series 2008 C, RB (a)(b)	7.50%	10/01/2018	2,000	2,359,180
Series 2008 D, RB (a)(b)	5.75%	10/01/2018	500	565,415
Series 2009 C, RB (INS-AGC) (c)	5.00%	10/01/2024	1,500	1,670,730
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/2030	1,220	1,385,090
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/2035	500	533,705
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/2029	1,185	1,376,093
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB (b)	7.38%	07/01/2016	330	342,418
New York (State of) Dormitory Authority (The New School);
Series 2010, RB	5.50%	07/01/2040	1,245	1,415,714
Series 2011, Ref. RB	5.00%	07/01/2031	750	843,675
New York (State of) Dormitory Authority (Touro College and University System);
Series 2014 A, RB	5.50%	01/01/2039	630	684,243
Series 2014 A, RB	5.50%	01/01/2044	700	760,270
New York (State of) Dormitory Authority; Series 2008 C, Mental Health Services Facilities Improvement RB (INS-AGM) (c)(e)	5.25%	02/15/2028	2,000	2,181,800
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (e)(j)	13.44%	07/01/2026	1,200	1,212,504
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/2038	730	817,352
New York (State of) Thruway Authority;
Series 2008 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/2025	500	553,505
Series 2009 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/2029	500	556,990
Series 2014 J, RB	5.00%	01/01/2034	1,620	1,857,946
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2015, Ref. RB	5.00%	11/15/2040	1,500	1,716,105
New York Housing Development Corp. (50th Avenue Development); Series 2013 B, VRD Multi-Family Mortgage RB (LOC-Wells Fargo Bank, N.A.) (h)(i)	0.01%	12/17/2015	1,000	1,000,000
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	1,505	1,543,648
Series 2014, Class 3, Ref. Liberty RB (f)	7.25%	11/15/2044	415	499,731
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/2031	875	995,907
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,410	1,558,614
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/2049	1,215	1,370,921
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	855	1,053,369
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/2006; Cost $636,422) (f)(k)	6.13%	02/15/2019	750	8

See accompanying notes which are an integral part of this schedule.

                                 Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2031	$1,430	$1,665,907
New York State Environmental Facilities Corp. (Pooled Financing Program) ; Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB (b)	5.50%	04/15/2035	310	416,553
New York State Urban Development Corp.; Series 2008 B, Ref. Service Contract RB	5.25%	01/01/2024	750	829,170
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB (e)	5.00%	04/01/2029	725	800,248
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. Asset Backed RB	5.25%	05/15/2040	275	306,980
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (c)	5.00%	06/15/2023	935	1,122,954
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/2029	995	996,433
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/2040	1,065	1,143,757
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB	5.13%	07/01/2031	750	791,363
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2045	565	602,985
Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC-JPMorgan Chase Bank, N.A.) (e)(i)	5.38%	12/01/2036	1,000	1,001,440
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB (g)	5.00%	10/15/2031	2,765	3,295,078
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (f)	5.38%	01/01/2027	1,085	1,091,130
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/2028	1,000	1,018,410
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/2040	465	509,105
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	460,974
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds (e)	5.00%	11/01/2036	1,000	1,075,110
Tomkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/2032	1,250	1,327,687
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/2037	250	285,833
Triborough Bridge & Tunnel Authority;
Series 2002 F, General VRD Ref. RB (LOC-Landesbank Hessen-Thüringen Girozentrale)(h)(i)	0.02%	11/01/2032	1,050	1,050,000
Series 2008 A, General Purpose RB	4.75%	11/15/2029	200	216,498
Series 2013 C, RB (g)	5.00%	11/15/2038	2,790	3,175,383
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/2030	1,250	1,406,062
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/2042	900	823,716
Ulster (County of) Resource Recovery Agency; Series 2002, Ref. RB (INS-AMBAC) (c)	5.25%	03/01/2018	200	200,826
United Nations Development Corp.;
Series 2009 A, Ref. RB	5.00%	07/01/2025	1,000	1,110,080
Series 2009 A, Ref. RB	5.00%	07/01/2026	810	897,383
Westchester (County of) Industrial Development Agency (Guiding Eyes For The Blind, Inc.); Series 2004, Civic Facility RB	5.38%	08/01/2024	805	814,700
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/2045	570	569,396
Western Nassau (County of) Water Authority Series 2015 A, RB	5.00%	04/01/2045	1,000	1,123,620
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/2040	1,000	1,059,180
				162,866,494

Guam–3.26%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.63%	12/01/2029	135	149,454
Series 2009 A, Limited Obligation RB	5.75%	12/01/2034	1,250	1,387,212
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/2040	450	495,378
Series 2012 A, Ref. RB	5.00%	10/01/2034	610	659,398
Guam (Territory of) Waterworks Authority;
Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	740	811,329
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2029	325	362,791

See accompanying notes which are an integral part of this schedule.

                                 Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam–(continued)

Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	$550	$606,133
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2039	750	827,955
				5,299,650

Virgin Islands–1.93%

Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB (e)	5.00%	09/01/2029	665	741,735
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	845	945,893
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,000	1,090,310
Series 2012 A, RB (f)	4.00%	10/01/2022	335	356,996
				3,134,934
TOTAL INVESTMENTS(l)–105.51% (Cost $159,181,433)				171,301,078
FLOATING RATE NOTE OBLIGATIONS–(7.14)%
Notes with interest and fee rates ranging from 0.54% to 0.65% at 11/30/2015 and contractual maturities of collateral ranging from 01/15/2027 to 01/15/2039 (See Note 1D)(m)				(11,600,000)
OTHER ASSETS LESS LIABILITIES–1.63%				2,655,354
NET ASSETS–100.00%				$162,356,432

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.	LOC	—Letter of Credit

AGC	—Assured Guaranty Corp.	NATL	—National Public Finance Guarantee Corp.

AGM	—Assured Guaranty Municipal Corp.	PILOT	—Payment-in-Lieu-of-Tax

AMBAC	—American Municipal Bond Assurance Corp.	RB	—Revenue Bonds

BHAC	—Berkshire Hathaway Assurance Corp.	Ref.	—Refunding

CAB	—Capital Appreciation Bonds	Sec.	—Secured

GO	—General Obligation	Sr.	—Senior

IDR	—Industrial Development Revenue Bonds	Sub.	—Subordinated

INS	—Insurer	VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Zero coupon bond issued at a discount.

(e)	Security subject to the alternative minimum tax.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $5,109,397, which represented 3.15% of the Fund’s Net Assets.

(g)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $1,212,504 which represents less than 1% of the Fund’s Net Assets.

(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2015 represented less than 1% of the Fund’s Net Assets.

(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2015.
At November 30, 2015, the Fund’s investments with a value of $19,415,188 are held by TOB Trusts and serve as collateral for the $11,600,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

                                 Invesco New York Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

                                 Invesco New York Tax Free Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

                                 Invesco New York Tax Free Income Fund

D.	Floating Rate Note Obligations – (continued)

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2015 was $15,455,050 and $6,847,428, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$12,884,323
Aggregate unrealized (depreciation) of investment securities	(719,313)
Net unrealized appreciation of investment securities	$12,165,010
Cost of investments for tax purposes is $159,136,068.

                                 Invesco New York Tax Free Income Fund

Invesco Tax-Exempt Cash Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2015

invesco.com/us	TEC-QTR-1 11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–103.32%

Alabama–2.01%

Alabama (State of); Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	06/01/2016	$75	$76,784
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-Bank of America, N.A.) (a)(b)(c)(d)	0.01%	05/01/2041	1,100	1,100,000
				1,176,784

Arizona–0.34%

Arizona (State of) Agricultural Improvement and Power District (Salt River); Series 2009 B, Electric System RB	4.00%	01/01/2016	200	200,641

California–6.51%

California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC-Sumitomo Mitsui Corp.) (a)(b)(d)	0.01%	12/01/2016	1,400	1,400,000
California (State of) (Kindergarten University Public Education Facilities); Series 2004 B-3, VRD Unlimited Tax GO Bonds (LOC-Citibank N.A.) (a)(b)	0.01%	05/01/2034	1,800	1,800,000
Torrance (City of); Series 2015, TRAN	1.50%	06/30/2016	600	604,133
				3,804,133

Colorado–3.98%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	02/01/2031	35	35,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	07/01/2034	100	100,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	04/01/2024	80	80,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.02%	12/01/2034	2,110	2,110,000
				2,325,000

Connecticut–1.72%

Southington (Town of); Series 2014 A, Unlimited Tax GO Bonds	3.00%	01/15/2016	1,000	1,003,495

Delaware–0.26%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.03%	09/01/2036	150	150,000

District of Columbia–0.22%

District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.15%	01/01/2029	130	130,000

Florida–4.12%

Florida (State of) Board of Education; Series 2008 C, Ref. Public Education Public Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	200	204,822
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA) (a)	0.03%	11/15/2035	1,000	1,000,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.01%	11/01/2036	1,200	1,200,000
				2,404,822

Georgia–3.63%

Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Rabobank Nederland) (a)(b)(d)(e)	0.10%	08/01/2027	290	290,000
Georgia (State of); Series 2012-A, Unlimited Tax GO Bonds	5.00%	07/01/2016	125	128,404
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAC (LOC-Branch Banking & Trust Co.) (a)(b)	0.02%	08/01/2038	900	900,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB (a)	0.01%	09/01/2035	600	600,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	09/01/2020	200	200,000
				2,118,404

See accompanying notes which are an integral part of this schedule.

                                 Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–4.71%

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris, N.A.) (a)(b)(c)	0.10%	10/01/2017	$350	$350,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.01%	06/01/2029	110	110,000
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.01%	07/01/2035	100	100,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB (a)	0.01%	12/01/2046	1,000	1,000,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.01%	01/01/2037	600	600,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.11%	02/01/2021	15	15,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC-U.S. Bank N.A.) (a)(b)	0.08%	05/01/2036	245	245,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris N.A.) (a)(b)(e)	0.14%	04/01/2022	329	329,000
				2,749,000

Indiana–8.35%

Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.03%	08/01/2028	1,320	1,320,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	08/01/2037	300	300,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia) (a)(b)(d)	0.01%	06/01/2040	1,715	1,715,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris, N.A.) (a)(b)(e)	0.14%	03/01/2022	750	750,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC-BMO Harris, N.A.) (a)(b)(e)	0.14%	11/01/2018	700	700,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.11%	10/01/2019	90	90,000
				4,875,000

Kansas–0.95%

Wichita (City of); Series 2015-272, GO Temporary Notes	2.00%	04/15/2016	550	553,582

Kentucky–3.16%

Louisville & Jefferson (County of) Metro Government; Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/2015	300	300,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.02%	12/01/2038	1,545	1,545,000
				1,845,000

Louisiana–0.36%

Bossier Parishwide School District; Series 2012, Ref. School Improvement Unlimited Tax GO Bonds	4.00%	03/01/2016	100	100,942
Louisiana (State of); Series 2012 A-1, Ref. Gasoline and Fuels Tax RB	5.00%	05/01/2016	105	107,023
				207,965

Maryland–0.70%

Maryland (State of) First Series 2013 A, Unlimited Tax GO Bonds	5.00%	03/01/2016	100	101,185
Montgomery (County of); Series 2005 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	07/01/2016	300	308,375
				409,560

Massachusetts–3.77%

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (a)(b)	0.20%	03/01/2039	2,200	2,200,000

Minnesota–2.93%

Minnesota (State of); Series 2014 E, Ref. State Trunk Highway Unlimited Tax GO Bonds	3.00%	08/01/2016	700	712,988

See accompanying notes which are an integral part of this schedule.

                                 Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.02%	11/15/2031	$1,000	$1,000,000
				1,712,988

Missouri–2.57%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago) (a)(b)	0.02%	11/01/2037	1,065	1,065,000
Kansas City (City of); Series 2012 A, Ref. & Improvement Unlimited Tax GO Bonds	2.00%	02/01/2016	400	401,261
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines) (a)(b)	0.12%	12/01/2019	35	35,000
				1,501,261

New Jersey–1.06%

New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.01%	02/01/2028	620	620,000

New York–3.42%

New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 A, VRD RB (LOC- Bank of China) (a)(b)(d)	0.03%	11/01/2049	1,400	1,400,000
Series 2015 A, VRD RB (LOC-Bank of China) (a)(b)(d)	0.03%	11/01/2049	300	300,000
New York (State of) Metropolitan Transportation Authority; Subseries 2015 E-4, VRD Transportation RB (LOC-Bank of the West) (a)(b)	0.02%	11/15/2045	300	300,000
				2,000,000

North Carolina–5.79%

Cabarrus (County of); Series 2006, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/2016	885	895,552
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (a)	0.01%	01/15/2037	600	600,000
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/2016	70	71,615
Guilford (County of);
Series 2009 A, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/2016	150	151,209
Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/2016	200	202,376
Mecklenburg (County of);
Series 2005 C, Unlimited Tax GO Bonds	5.00%	02/01/2016	100	100,803
Series 2008 B, Public Improvement Unlimited Tax GO Bonds	5.00%	02/01/2016	80	80,645
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB (a)	0.01%	12/01/2021	900	900,000
Raleigh (City of) (Combined Enterprise System); Series 2006 A, RB	5.00%	03/01/2016	100	101,199
Raleigh (City of); Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/2016	275	279,404
				3,382,803

Ohio–4.88%

Cuyahoga (County of); Series 2012 A, Ref. Capital Improvement Limited Tax GO Bonds	3.00%	12/01/2015	100	100,000
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC-FHLB of Indianapolis) (a)(b)(c)(e)	0.09%	01/01/2034	435	435,000
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Floating Rate Hospital Facilities RB (f)(g)	0.05%	06/01/2016	240	240,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-Northern Trust Co.) (a)(b)	0.02%	12/01/2021	975	975,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.03%	08/02/2038	1,100	1,100,000
				2,850,000

Oklahoma–0.17%

Tulsa (County of); Independent School District No. 9 (Union Board of Education); Series 2014, Combined Purpose Unlimited Tax GO Bonds	1.00%	04/01/2016	100	100,232

See accompanying notes which are an integral part of this schedule.

                                 Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–7.70%

Allegheny (County of) Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(c)	0.03%	10/01/2025	$1,000	$1,000,000
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (a)(b)	0.15%	11/01/2030	1,000	1,000,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.02%	03/01/2030	565	565,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA) (a)	0.01%	08/15/2031	785	785,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.11%	12/01/2029	350	350,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.02%	11/01/2029	800	800,000
				4,500,000

South Carolina–0.98%

Lexington (County of) Brookland Cayce School District No. 2; Series 2015 C, Unlimited Tax GO Bonds	3.00%	03/01/2016	500	503,544
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.15%	07/01/2017	70	70,000
				573,544

Tennessee–1.42%

Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.06%	06/01/2024	630	630,000
Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP-FNMA) (a)	0.02%	12/15/2042	200	200,000
				830,000

Texas–8.59%

Alief Independent School District; Series 2012 A, Unlimited Tax GO Bonds (CEP- Texas Permanent School Fund Guarantee Program)	3.00%	02/15/2016	335	336,863
Austin Community College District ; Series 2015, Limited Tax GO Bonds	3.00%	08/01/2016	175	178,078
Collin (County of); Series 2015, Ref. Unlimited Tax GO Bonds	2.00%	02/15/2016	500	501,845
Conroe Independent School District; Series 2012, Ref-Unlimited Tax School Building GO Bonds	5.00%	02/15/2016	75	75,740
Dallas (City of);
Series 2007, Unrefunded Balance-Ref. & Improvement Limited Tax GO Bonds	5.00%	02/15/2016	150	151,483
Series 2012, Unrefunded Balance-Ref. Limited Tax GO Bonds	4.00%	02/15/2016	200	201,552
Denton (City of), Series 2015, Limited Tax GO Ctfs.	2.00%	02/15/2016	205	205,719
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/2016	100	100,994
Houston (City of); Series 2008 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2016	700	708,397
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA) (a)	0.02%	02/15/2028	50	50,000
Tarrant Regional Water District;
Series 2012, Ref. & Improvement Water RB	5.00%	03/01/2016	100	101,164
Series 2012 A, Ref. Water Control & Improvement RB	5.00%	03/01/2016	400	404,756
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB (a)	0.01%	08/01/2025	2,000	2,000,000
				5,016,591

Utah–2.72%

Ogden (City of) Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.19%	12/01/2027	865	865,000
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB (a)	0.01%	05/15/2035	500	500,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	0.06%	04/01/2042	225	225,000
				1,590,000

Vermont–1.20%

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.01%	10/01/2034	700	700,000

See accompanying notes which are an integral part of this schedule.

                                 Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–3.60%

Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC-National Australia Bank Ltd.) (a)(b)(d)	0.01%	12/31/2047	$1,500	$1,500,000
Fairfax (County of) Economic Development Authority (Capital Hospice); Series 2009, VRD Health Care Facilities RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.03%	01/01/2034	600	600,000
				2,100,000

Washington–1.49%

Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(e)	0.17%	11/01/2023	400	400,000
Seattle (City of); Series 2014, Ref. Drainage & Wastewater Improvement RB	4.00%	05/01/2016	100	101,571
Spokane (County of); Series 2011, Ref. Limited Tax GO Bonds	5.00%	12/01/2015	150	150,000
Tacoma (City of); Series 2013 A, Ref. Electric System RB	5.00%	01/01/2016	120	120,488
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	11/01/2032	100	100,000
				872,059

West Virginia–2.40%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.02%	01/01/2034	1,400	1,400,000

Wisconsin–7.61%

Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(e)	0.15%	09/01/2019	1,965	1,965,000
Milwaukee (City of); Series 2015 M7, School RAN	2.00%	06/30/2016	600	606,284
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.08%	07/01/2016	175	175,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.03%	05/01/2030	1,700	1,700,000
				4,446,284
TOTAL INVESTMENTS(h)(i)–103.32% (Cost $60,349,148)				60,349,148
OTHER ASSETS LESS LIABILITIES–(3.32)%				(1,938,034)
NET ASSETS–100.00%				$58,411,114

Investment Abbreviations:

CEP	—Credit Enhancement Provider

Ctfs.	—Certificates

FHLB	—Federal Home Loan Bank

FHLMC	—Federal Home Loan Mortgage Corp.

FNMA	—Federal National Mortgage Association

GO	—General Obligation

IDR	—Industrial Development Revenue Bonds

LOC	—Letter of Credit

MFH	—Multi-Family Housing

RAN	—Revenue Anticipation Notes

RAC	—Revenue Anticipation Certificates

RB	—Revenue Bonds

Ref.	—Refunding

Sr.	—Senior

TRAN	—Tax and Revenue Anticipation Notes

VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

                                 Invesco Tax-Exempt Cash Fund

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $3,715,000, which represented 6.36% of the Fund’s Net Assets.

(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(e)	Security subject to the alternative minimum tax.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
TD Bank, N.A.	7.1%
Wells Fargo Bank, N.A.	6.0
JPMorgan Chase Bank, N.A.	5.5
U.S. Bancorp	5.5
PNC Bank, N.A.	5.2
Federal National Mortgage Association	5.0

(i)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Tax-Exempt Cash Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

                                 Invesco Tax-Exempt Cash Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                 Invesco Tax-Exempt Cash Fund

Item 2.    Controls and Procedures.

(a)	As of November 20, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 20, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2016

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.